                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4975
--------------------------------------------------------------------------------
                               MFS SERIES TRUST X
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------
                      Date of fiscal year end: May 31, 2003
--------------------------------------------------------------------------------
                     Date of reporting period: May 31, 2003
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds
ANNUAL REPORT 5/31/03

MFS(R) CONSERVATIVE ALLOCATION FUND
MFS(R) MODERATE ALLOCATION FUND
MFS(R) GROWTH ALLOCATION FUND
MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) CONSERVATIVE ALLOCATION FUND

The fund seeks current income, and secondarily long-term growth of capital.

MFS(R) MODERATE ALLOCATION FUND

The fund seeks long-term growth of capital and current income.

MFS(R) GROWTH ALLOCATION FUND

The fund seeks long-term growth of capital, and secondarily current income.

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

The fund seeks long-term growth of capital.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
RISK TARGETED DIVERSIFICATION                     10
----------------------------------------------------
PERFORMANCE SUMMARY                               11
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          21
----------------------------------------------------
FINANCIAL STATEMENTS                              25
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     51
----------------------------------------------------
INDEPENDENT AUDITOR'S REPORT                      62
----------------------------------------------------
TRUSTEES AND OFFICERS                             63
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       65
----------------------------------------------------
CONTACT INFORMATION                               67
----------------------------------------------------
ASSET ALLOCATION                                  68


-------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                NO BANK GUARANTEE
     NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

[Photo of Jeffrey L. Shames]
    Jeffrey L. Shames

Dear Shareholders,

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.


     Respectfully,

/s/  Jeffrey L. Shames

     Jeffrey L. Shames
     Chairman
     MFS Investment Management(R)

     June 20, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

AN IMPROVING, BUT VOLATILE ENVIRONMENT

Volatility was the chief characteristic of worldwide stock and bond markets for the past 11 months through May 31, 2003. In this environment, each fund benefited from its built-in diversification during the period.

The discussions that follow will give you some perspective on the events that affected performance from each fund's inception date, June 28, 2002, through May 31, 2003.

U.S. STOCK MARKET STARTS WEAK AND FINISHES STRONG

At the beginning of the reporting period, corporate accounting scandals, a general decline in corporate earnings, and mixed economic signals weighed heavily on performance in the U.S. stock market. In our view, investors sought refuge in the highest quality investments they could find in order to escape steep stock market declines.

The third quarter of 2002 brought early signs of economic improvement and corporate earnings that were more in line with analysts' expectations. We believe those signs helped investors regain some of the confidence they had lost in the summer. They returned to the equity markets and sparked a rally early in the fourth quarter. However, that rally was shortened by concerns about Iraq. Stocks tumbled through the beginning of March 2003 as those concerns grew.

A clear resolution to the Iraqi conflict was followed closely by improvements in corporate earnings and further signs of a more positive economic environment. The U.S. stock market rallied strongly from mid-March through the end of the fund's reporting period.

Overall, the U.S. stock market, as measured by the Standard & Poor's 500 Stock Index, closed slightly down for the past 11 months. Value stocks performed well when markets were weak, but growth stocks turned in somewhat better returns for the overall reporting period. (Generally, value stocks are shares that are selling at prices that many believe are lower than the issuing companies' true worth. Growth stocks are shares in companies that are expected to experience above average earnings growth.) In examining performance by market capitalization, the mid-cap stocks outpaced those of both large-cap and small-cap stocks. Small caps posted the weakest returns for the period. (Capitalization is an indicator of a company's size.)

INTERNATIONAL MARKETS ALSO VOLATILE

International stocks declined more than U.S. stocks for the whole reporting period. Performance in overseas markets suffered from disappointing economic data, which included zero growth in the Eurozone's gross domestic product and a strong currency that has hurt European exports. (Eurozone describes the group of countries that use the euro as their currency.) Geopolitical concerns about Iraq also had a real impact on overseas markets as investors nervously awaited the resolution of those tensions. Once those concerns were removed, international markets began their own mid-March rally that lasted through the end of May. However, that rally was not enough to overcome earlier declines.

FIXED INCOME MARKETS STRONG

For the reporting period overall, fixed-income securities generated strong results after a bumpy start in July of 2002. Corporate bonds, especially high-yield bonds, suffered dramatic price declines at the start of the reporting period when accounting scandals undermined investor confidence in all corporate securities. Fixed-income investors joined stock investors in their flight to quality and invested heavily in U.S. Treasury and other government securities. (The principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.) Bond prices in U.S. government securities markets rose throughout the period. (U.S. government bonds fluctuate in value, but they are guaranteed as to the timely payment of interest, and, if held to maturity, provide a guaranteed return of principal).

When the economic picture started to improve in October 2002, investors began to return to the corporate bond market. Bond prices had fallen to very attractive levels and bond issuers had begun to shore up their balance sheets. In October, we saw investment-grade and high-yield bond returns that were near historic highs relative to those offered by U.S. Treasury securities.

New high-yield bonds were in short supply because few high-yield issuers were going to the capital markets for their financial needs. Since last December, investor demand for higher yields and short supplies of new bonds created a strong rally in the high-yield market that continued through the end of May. In fact, high-yield bonds were one of the best performing asset classes for the period. Investment-grade bonds also performed well in a rally that coincided with the rise in the high-yield market.

INDIVIDUAL PORTFOLIO REVIEWS

As you read the following reviews, keep in mind that each MFS Asset Allocation Fund is designed for a specific risk level. The allocations depicted in each review are the targeted allocations for the funds being discussed. Actual percentages for the period ended May 31, 2003, may be different. In general, a fund that included bonds as part of its portfolio allocation provided somewhat better returns during this past period than a fund that had a large allocation to stocks.

MFS(R) CONSERVATIVE ALLOCATION FUND

International Stocks                5%
Bonds                              50%    Current holdings may be different.
Cash                               10%
U.S. Stocks                        35%

An array of investment styles and market capitalizations are represented in this half-bond and 40% stock portfolio. The underlying investments are spread over four bond funds, three U.S. stock funds, one international stock fund, and one money market fund.

The fund's fixed income investments contributed the most to absolute performance results. The fund's mix of high quality and shorter maturity bonds provided lower returns than the more aggressive sectors of the fixed income market such as high-yield bonds. The conservative nature of our holding in MFS(R) Value Fund held portfolio performance back during the stock market rallies. Our international holdings also detracted from fund performance.

MFS(R) MODERATE ALLOCATION FUND

International Stocks               10%
Bonds                              35%    Current holdings may be different.
Cash                                5%
U.S. Stocks                        50%

This is a highly diversified fund. Its portfolio is composed of five U.S. stock funds, one international stock fund, four bond funds (including a high-yield fund), and a money market fund.

The portfolio's 35% weighting in bonds, especially its holdings in MFS(R) Research Bond Fund and MFS(R) High Income Fund, made the most significant contribution to the portfolio's investment performance. The fund's conservative value stock investments and its international holdings held performance back in the market rallies.

MFS(R) GROWTH ALLOCATION FUND

International Stocks               20%
Bonds                              20%    Current holdings may be different.
U.S. Stocks                        60%

A variety of investment styles and market capitalizations characterize the stock portion of this portfolio of five U.S. stock funds and two international stock funds. The fund's bond holdings consist primarily of two corporate bond funds complemented by a small position in U.S. government bonds.

The strongest contribution to overall returns came from the fund's 20% allocation to bonds, particularly MFS(R) Research Bond Fund and MFS(R) High Income Fund. Growth stock investments in both MFS(R) Strategic Growth Fund and MFS(R) Mid Cap Growth Fund led the portfolio's stock allocations. The fund's international and value holdings didn't perform as strongly in the stock market rallies as other sectors did.

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

International Stocks               20%
U.S. Stocks                        80%    Current holdings may be different.

Investments for this all-stock portfolio are spread over six U.S. stock funds and two international funds that include an array of investment styles and market capitalizations.

Fund performance for the period was negative which reflected overall stock market returns for the period. Our conservative investments in value stocks and our international holdings detracted from fund performance. Value stocks lagged behind the U.S. equity market during the rallies and international stocks underperformed their U.S. counterparts. The best performing investments were MFS(R) Strategic Growth Fund, which is the fund's largest underlying holding, and MFS(R) Mid Cap Growth Fund. Both contributed positive results when growth stocks led the market rallies.

 /s/ Joseph C. Flaherty

     Joseph C. Flaherty
     on behalf of the MFS Quantitative Research Group

A team of professionals within the MFS Quantitative Research Group determines the strategic asset class and underlying fund allocations for each fund.
Mr. Flaherty, a member of the team and Senior Vice President of MFS, monitors overall procedures.


The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

------------------------------------------------------------------------------
RISK TARGETED DIVERSIFICATION
------------------------------------------------------------------------------

INVESTMENT SELECTION FOR MFS ASSET ALLOCATION FUNDS

Asset allocation is the process of combining asset classes such as stocks, bonds, and cash in a portfolio in order to meet your investment goals.
The MFS Asset Allocation Funds seek to provide access to a broadly diversified, professionally managed portfolio of underlying MFS Funds in a single investment.

Each of the MFS Asset Allocation Funds is targeted to a distinct risk level: conservative, moderate, growth, and aggressive growth. We built the portfolios using the following four-step process.

1. RISK MEASUREMENT We first quantified asset class risk, defined as historical return volatility, of stocks and bonds and the degree to which they move together.

2. PORTFOLIO CONSTRUCTION Our next step was to identify asset class combinations that maximize long-term historical return for all risk levels.

3. ALLOCATION DETERMINATION We then identified risk points appropriate for conservative, moderate, growth, and aggressive growth investors.

4. UNDERLYING FUND SELECTION Our last step was to select appropriate underlying investments from the MFS Family of Funds(R). In making our stock fund choices, we diversified our selections by geography and the size of the companies in which the underlying fund invests. We also made sure that both growth and value funds were included. The underlying bond funds represent different sectors of the bond market, namely government securities, investment grade bonds, and high yield bonds. The weightings assigned to our more aggressive funds increase as the risk level for the portfolio increases.

------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 5/31/03
------------------------------------------------------------------------------

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. (See Notes to Performance Summary.) It is not possible to invest directly in an index.

MFS CONSERVATIVE ALLOCATION FUND

            MFS Conservative                        Lehman Brothers
            Allocation Fund    Asset Allocation        Aggregate
              -- Class A      Conservative Index       Bond Index

6/02          $9,425             $10,000               $10,000
5/03           9,755              10,511                11,062

TOTAL RETURNS

--------------------
  Average annual
without sales charge
--------------------

                  Class
    Share       inception
    class         date                            Life*
--------------------------------------------------------
      A          6/28/02                           3.50%
--------------------------------------------------------
      B          6/28/02                           2.90%
--------------------------------------------------------
      C          6/28/02                           3.00%
--------------------------------------------------------
      I          6/28/02                           3.90%
--------------------------------------------------------
      R         12/31/02                           3.30%
--------------------------------------------------------
    529A         7/31/02                           3.40%
--------------------------------------------------------
    529B         7/31/02                           2.70%
--------------------------------------------------------
    529C         7/31/02                           2.80%
--------------------------------------------------------

---------------
Average annual
---------------

Comparative benchmarks                            Life*
--------------------------------------------------------
Asset Allocation
Conservative Index+                                5.11%
--------------------------------------------------------
Lehman Brothers
Aggregate Bond Index#                             10.62%
--------------------------------------------------------

-----------------
 Average annual
with sales charge
-----------------

    Share
    class
--------------------------------------------------------
      A                                           -2.45%
--------------------------------------------------------
      B                                           -1.10%
--------------------------------------------------------
      C                                            2.00%
--------------------------------------------------------
    529A                                          -2.55%
--------------------------------------------------------
    529B                                          -1.30%
--------------------------------------------------------
    529C                                           1.80%
--------------------------------------------------------

I and R Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
    Cumulative
without sales charge
--------------------

--------------------------------------------------------
      A                                            3.50%
--------------------------------------------------------
      B                                            2.90%
--------------------------------------------------------
      C                                            3.00%
--------------------------------------------------------
      I                                            3.90%
--------------------------------------------------------
      R                                            3.30%
--------------------------------------------------------
    529A                                           3.40%
--------------------------------------------------------
    529B                                           2.70%
--------------------------------------------------------
    529C                                           2.80%
--------------------------------------------------------

Periods less than one year are actual, not annualized.
* For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003. Index information is from July 1, 2002.
+ Comprised of the following indices: Standard & Poor's 500 Stock Index (35%),
  Lehman Brothers Aggregate Bond Index (50%), Lehman Brothers three-month T-Bill (10%), Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index (5%).
# Source: Standard & Poor's Micropal, Inc.

MFS MODERATE ALLOCATION FUND

              MFS Moderate                              Standard
            Allocation Fund    Asset Allocation         & Poor's
              -- Class A        Moderate Index         Stock Index

6/02           $9,425             $10,000               $10,000
5/03            9,745              10,284                 9,898

TOTAL RETURNS

--------------------
   Average annual
without sales charge
--------------------

                  Class
    Share       inception
    class         date                         Life*
--------------------------------------------------------
      A          6/28/02                           3.40%
--------------------------------------------------------
      B          6/28/02                           3.00%
--------------------------------------------------------
      C          6/28/02                           3.00%
--------------------------------------------------------
      I          6/28/02                           4.00%
--------------------------------------------------------
      R         12/31/02                           3.30%
--------------------------------------------------------
    529A         7/31/02                           3.41%
--------------------------------------------------------
    529B         7/31/02                           2.80%
--------------------------------------------------------
    529C         7/31/02                           2.90%
--------------------------------------------------------

--------------------
   Average annual
--------------------

Comparative benchmarks
--------------------------------------------------------
Asset Allocation
Moderate Index+                                    2.84%
--------------------------------------------------------
Standard & Poor's 500
Stock Index#                                      -1.02%
--------------------------------------------------------

--------------------
   Average annual
  with sales charge
--------------------

    Share
    class                                      Life*
--------------------------------------------------------
      A                                           -2.55%
--------------------------------------------------------
      B                                           -1.00%
--------------------------------------------------------
      C                                            2.00%
--------------------------------------------------------
    529A                                          -2.54%
--------------------------------------------------------
    529B                                          -1.20%
--------------------------------------------------------
    529C                                           1.90%
--------------------------------------------------------

I and R Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
     Cumulative
without sales charge
--------------------

--------------------------------------------------------
      A                                            3.40%
--------------------------------------------------------
      B                                            3.00%
--------------------------------------------------------
      C                                            3.00%
--------------------------------------------------------
      I                                            4.00%
--------------------------------------------------------
      R                                            3.30%
--------------------------------------------------------
    529A                                           3.41%
--------------------------------------------------------
    529B                                           2.80%
--------------------------------------------------------
    529C                                           2.90%
--------------------------------------------------------

Periods less than one year are actual, not annualized.
* For the period from the commencement of the fund's investment operations, June 28, 2002, through
  May 31, 2003. Index information is from July 1, 2002.
+ Comprised of the following indices: Standard & Poor's 500 Stock Index (50%),
  Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
  East) Index (10%), Lehman Brothers Aggregate Bond Index (35%), Lehman Brothers three-month T-bill (5%).
# Source: Standard & Poor's Micropal, Inc.

MFS GROWTH ALLOCATION FUND

               MFS Growth                               Standard
            Allocation Fund    Asset Allocation         & Poor's
              -- Class A         Growth Index          Stock Index

6/02           $9,425             $10,000               $10,000
5/03            9,585              10,003                 9,898

TOTAL RETURNS

--------------------
   Average annual
without sales charge
--------------------

                  Class
    Share       inception
    class         date                         Life*
--------------------------------------------------------
      A          6/28/02                           1.70%
--------------------------------------------------------
      B          6/28/02                           1.10%
--------------------------------------------------------
      C          6/28/02                           1.10%
--------------------------------------------------------
      I          6/28/02                           2.00%
--------------------------------------------------------
      R         12/31/02                           1.80%
--------------------------------------------------------
    529A         7/31/02                           1.60%
--------------------------------------------------------
    529B         7/31/02                           0.70%
--------------------------------------------------------
    529C         7/31/02                           0.80%
--------------------------------------------------------

--------------------
   Average annual
--------------------

Comparative benchmarks
--------------------------------------------------------
Asset Allocation
Growth Index+                                      0.03%
--------------------------------------------------------
Standard & Poor's 500
Stock Index#                                      -1.02%
--------------------------------------------------------

--------------------
   Average annual
  with sales charge
--------------------

    Share
    class                                      Life*
--------------------------------------------------------
      A                                           -4.15%
--------------------------------------------------------
      B                                           -2.90%
--------------------------------------------------------
      C                                            0.10%
--------------------------------------------------------
    529A                                          -4.24%
--------------------------------------------------------
    529B                                          -3.30%
--------------------------------------------------------
    529C                                          -0.20%
--------------------------------------------------------

I and R Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
     Cumulative
without sales charge
--------------------

--------------------------------------------------------
      A                                            1.70%
--------------------------------------------------------
      B                                            1.10%
--------------------------------------------------------
      C                                            1.10%
--------------------------------------------------------
      I                                            2.00%
--------------------------------------------------------
      R                                            1.80%
--------------------------------------------------------
    529A                                           1.60%
--------------------------------------------------------
    529B                                           0.70%
--------------------------------------------------------
    529C                                           0.80%
--------------------------------------------------------

Periods less than one year are actual, not annualized.
* For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003. Index information is from July 1, 2002.
+ Comprised of the following indices: Standard & Poor's 500 Stock Index (60%),
  Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
  East) Index (20%), Lehman Brothers Aggregate Bond Index (20%).
# Source: Standard & Poor's Micropal, Inc.

MFS AGGRESSIVE GROWTH ALLOCATION FUND

             MFS Aggressive
                 Growth        Asset Allocation         Standard
            Allocation Fund       Aggressive             & Poor's
              -- Class A         Growth Index          Stock Index

6/02           $9,425             $10,000               $10,000
5/03            9,302               9,743                 9,898

TOTAL RETURNS

--------------------
   Average annual
without sales charge
--------------------

                  Class
    Share       inception
    class         date                         Life*
--------------------------------------------------------
      A          6/28/02                          -1.30%
--------------------------------------------------------
      B          6/28/02                          -1.60%
--------------------------------------------------------
      C          6/28/02                          -1.70%
--------------------------------------------------------
      I          6/28/02                          -0.90%
--------------------------------------------------------
      R         12/31/02                          -1.40%
--------------------------------------------------------
    529A         7/31/02                          -1.30%
--------------------------------------------------------
    529B         7/31/02                          -2.10%
--------------------------------------------------------
    529C         7/31/02                          -1.90%
--------------------------------------------------------

--------------------
   Average annual
--------------------

Comparative benchmarks
--------------------------------------------------------
Asset Allocation
Aggressive Growth Index+                          -2.57%
--------------------------------------------------------
Standard & Poor's 500
Stock Index#                                      -1.02%
--------------------------------------------------------

--------------------
   Average annual
  with sales charge
--------------------

    Share
    class                                      Life*
--------------------------------------------------------
      A                                           -6.98%
--------------------------------------------------------
      B                                           -5.54%
--------------------------------------------------------
      C                                           -2.68%
--------------------------------------------------------
    529A                                          -6.98%
--------------------------------------------------------
    529B                                          -6.02%
--------------------------------------------------------
    529C                                          -2.88%
--------------------------------------------------------

I and R Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
    Cumulative
without sales charge
--------------------

--------------------------------------------------------
      A                                           -1.30%
--------------------------------------------------------
      B                                           -1.60%
--------------------------------------------------------
      C                                           -1.70%
--------------------------------------------------------
      I                                           -0.90%
--------------------------------------------------------
      R                                           -1.40%
--------------------------------------------------------
    529A                                          -1.30%
--------------------------------------------------------
    529B                                          -2.10%
--------------------------------------------------------
    529C                                          -1.90%
--------------------------------------------------------

Periods less than one year are actual, not annualized.
* For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003. Index information is from July 1, 2002.
+ Comprised of the following indices: Standard & Poor's 500 Stock Index (80%),
  Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
  East) Index (20%).
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

STANDARD & POOR'S 500 STOCK INDEX - a commonly used measure of the broad U.S. stock market.

LEHMAN BROTHERS THREE-MONTH T-BILL INDEX - is derived from secondary market Treasury bill rates published by the Federal Reserve Bank.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALASIA, FAR
EAST) INDEX - a commonly used measure of the international stock market.

LEHMAN BROTHERS AGGREGATE BOND INDEX - a measure of the U.S. bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for Class R and 529A shares includes the performance of the funds' Class A shares for periods prior to their offering. Performance for Class 529B shares includes the performance of the funds' Class B shares for periods prior to their offering. Performance for Class 529C shares includes the performance of the funds' Class C shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

The fund's performance depends on the advisor's skill in determining the strategic asset class allocations, the mix of underlying MFS funds, as well as the performance of those underlying funds.

Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments. International markets may be less liquid and can be more volatile than U.S. markets.

The underlying funds' performance may be lower than the performance of the asset class which they were selected to represent.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -5/31/03
----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS Conservative Allocation Fund

Mutual Funds - 98.9%
----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES              $ VALUE
----------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                            1,641,020          $16,541,480
----------------------------------------------------------------------------------------------------
MFS Intermediate Investment Grade Bond Fund - Class I               2,345,163           24,811,824
----------------------------------------------------------------------------------------------------
MFS Limited Maturity Fund - Class I                                 4,815,567           33,082,943
----------------------------------------------------------------------------------------------------
MFS Money Market Fund                                              16,489,363           16,489,363
----------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I                                      764,698            8,274,034
----------------------------------------------------------------------------------------------------
MFS Research Fund - Class I*                                        1,561,513           24,734,358
----------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I*                            735,772            8,240,649
----------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I*                                  519,292            8,256,743
----------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                            1,407,277           24,725,850
----------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $158,227,127)                                    $165,157,244
----------------------------------------------------------------------------------------------------

Short-Term Obligations - 0.4%
----------------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)                 $ VALUE
----------------------------------------------------------------------------------------------------
UBS Finance Delaware LLC, due 6/02/03, at Amortized Cost                 $640             $639,976
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $158,867,103)                                     $165,797,220
----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.7%                                                    1,180,209
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $166,977,429
----------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

Portfolio of Investments - continued

MFS Moderate Allocation Fund

Mutual Funds - 98.6%
----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES              $ VALUE
----------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                            3,113,372          $31,382,790
----------------------------------------------------------------------------------------------------
MFS High Income Fund - Class I                                      4,252,501           15,734,255
----------------------------------------------------------------------------------------------------
MFS Intermediate Investment Grade Bond Fund - Class I               2,965,907           31,379,297
----------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I*                                  2,356,514           15,765,080
----------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I*                                   1,551,975           15,783,586
----------------------------------------------------------------------------------------------------
MFS Money Market Fund                                              15,642,434           15,642,434
----------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I                                    2,901,590           31,395,208
----------------------------------------------------------------------------------------------------
MFS Research Fund - Class I*                                        2,969,458           47,036,218
----------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I*                          2,790,356           31,251,993
----------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I*                                1,969,927           31,321,847
----------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                            2,673,459           46,972,676
----------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $294,435,029)                                    $313,665,384
----------------------------------------------------------------------------------------------------

Short-Term Obligations - 0.8%
----------------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)                 $ VALUE
----------------------------------------------------------------------------------------------------
UBS Finance Delaware LLC, due 6/02/03, at Amortized Cost               $2,584           $2,583,903
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $297,018,932)                                     $316,249,287
----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.6%                                                    1,964,714
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $318,214,001
----------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

Portfolio of Investments - continued

MFS Growth Allocation Fund

Mutual Funds - 99.0%
----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES              $ VALUE
----------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                            1,073,994          $10,825,857
----------------------------------------------------------------------------------------------------
MFS High Income Fund - Class I                                      2,933,827           10,855,161
----------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I*                       801,536           10,788,678
----------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I*                                  3,229,145           21,602,982
----------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I*                                   2,131,335           21,675,673
----------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I                                    2,001,872           21,660,251
----------------------------------------------------------------------------------------------------
MFS Research Fund - Class I*                                        1,362,969           21,589,422
----------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I*                          2,889,098           32,357,903
----------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I*                                2,036,647           32,382,683
----------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                            1,842,918           32,380,071
----------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $199,354,642)                                    $216,118,681
----------------------------------------------------------------------------------------------------

Short-Term Obligations - 0.6%
----------------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)                 $ VALUE
----------------------------------------------------------------------------------------------------
UBS Finance Delaware LLC, due 6/02/03, at Amortized Cost               $1,253           $1,252,953
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $200,607,595)                                     $217,371,634
----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.4%                                                    1,014,168
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $218,385,802
----------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

Portfolio of Investments - continued

MFS Aggressive Growth Allocation Fund

Mutual Funds - 99.1%
----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES              $ VALUE
----------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I*                       736,980           $9,919,752
----------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I*                                  2,226,331           14,894,155
----------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I*                                   1,468,404           14,933,673
----------------------------------------------------------------------------------------------------
MFS New Discovery Fund - Class I*                                     383,933            4,964,253
----------------------------------------------------------------------------------------------------
MFS Research Fund - Class I*                                          626,762            9,927,910
----------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I*                            885,440            9,916,927
----------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I*                                1,248,703           19,854,383
----------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                              847,451           14,889,714
----------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $90,322,495)                                      $99,300,767
----------------------------------------------------------------------------------------------------

Short-Term Obligations - 1.1%
----------------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)                 $ VALUE
----------------------------------------------------------------------------------------------------
UBS Finance Delaware LLC, due 6/02/03, at Amortized Cost               $1,091           $1,090,959
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $91,413,454)                                      $100,391,726
----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.2)%                                                   (159,442)
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $100,232,284
----------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

Portfolio Footnotes:

*Non-income producing security.

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

MFS CONSERVATIVE ALLOCATION FUND
AT 5/31/03

ASSETS

Investments, at value (identified cost, $158,867,103)          $165,797,220
--------------------------------------------------------------------------------------------------
Cash                                                                     91
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   3,355,632
--------------------------------------------------------------------------------------------------
Interest and dividends receivable                                   312,472
--------------------------------------------------------------------------------------------------
Total assets                                                                          $169,465,415
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                $2,427,464
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   53,128
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Reimbursement fee                                                     903
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                        6,418
--------------------------------------------------------------------------------------------------
  Program manager fee                                                    73
--------------------------------------------------------------------------------------------------
Total liabilities                                                                       $2,487,986
--------------------------------------------------------------------------------------------------
Net assets                                                                            $166,977,429
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                $158,920,384
--------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                            6,930,117
--------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain on investments              567
--------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                   1,126,361
--------------------------------------------------------------------------------------------------
Net assets                                                                            $166,977,429
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               16,180,066
--------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                    $59,469,223
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              5,746,266
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $10.35
--------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$10.35)                                               $10.98
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $63,255,969
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              6,144,366
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $10.29
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $31,002,185
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              3,009,901
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $10.30
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                     $7,002,675
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                673,855
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                 $10.39
--------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                       $863,424
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 83,581
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                 $10.33
--------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities - continued

Class 529A shares

  Net assets                                                     $2,974,927
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                287,670
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $10.34
--------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$10.34)                                               $10.97
--------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                       $854,214
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 83,151
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $10.27
--------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                     $1,554,812
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                151,276
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $10.28
--------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

See notes to financial statements.

Statement of Assets and Liabilities - continued

MFS MODERATE ALLOCATION FUND
AT 5/31/03

ASSETS

Investments, at value (identified cost, $297,018,932)          $316,249,287
--------------------------------------------------------------------------------------------------
Cash                                                                    889
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   6,781,607
--------------------------------------------------------------------------------------------------
Interest and dividends receivable                                   458,429
--------------------------------------------------------------------------------------------------
Total assets                                                                          $323,490,212
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                $4,994,340
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                  268,226
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Reimbursement fee                                                   1,707
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                       11,831
--------------------------------------------------------------------------------------------------
  Program manager fee                                                   107
--------------------------------------------------------------------------------------------------
Total liabilities                                                                       $5,276,211
--------------------------------------------------------------------------------------------------
Net assets                                                                            $318,214,001
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                $297,561,581
--------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                           19,230,355
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                        (46,434)
--------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                   1,468,499
--------------------------------------------------------------------------------------------------
Net assets                                                                            $318,214,001
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               30,841,259
--------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                   $126,033,334
--------------------------------------------------------------------------------------------------
  Shares outstanding                                             12,192,011
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $10.34
--------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$10.34)                                               $10.97
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                   $111,636,675
--------------------------------------------------------------------------------------------------
  Shares outstanding                                             10,840,990
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $10.30
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $59,054,128
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              5,734,090
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $10.30
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $12,251,817
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              1,178,377
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                 $10.40
--------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                     $1,338,271
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                129,534
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                 $10.33
--------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities - continued

Class 529A shares

  Net assets                                                     $4,415,519
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                427,496
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $10.33
--------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$10.33)                                               $10.96
--------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                     $1,427,380
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                138,815
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $10.28
--------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                     $2,056,877
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                199,946
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $10.29
--------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

See notes to financial statements.

Statement of Assets and Liabilities - continued

MFS GROWTH ALLOCATION FUND
AT 5/31/03

ASSETS

Investments, at value (identified cost, $200,607,595)          $217,371,634
--------------------------------------------------------------------------------------------------
Cash                                                                    466
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   4,033,104
--------------------------------------------------------------------------------------------------
Interest and dividends receivable                                   191,827
--------------------------------------------------------------------------------------------------
Total assets                                                                          $221,597,031
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                $3,177,263
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   24,697
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Reimbursement fee                                                   1,169
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                        7,979
--------------------------------------------------------------------------------------------------
  Program manager fee                                                   121
--------------------------------------------------------------------------------------------------
Total liabilities                                                                       $3,211,229
--------------------------------------------------------------------------------------------------
Net assets                                                                            $218,385,802
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                $201,228,990
--------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                           16,764,039
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                        (51,625)
--------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                     444,398
--------------------------------------------------------------------------------------------------
Net assets                                                                            $218,385,802
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               21,540,392
--------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                    $85,483,949
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              8,402,246
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $10.17
--------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$10.17)                                               $10.79
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $71,154,237
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              7,039,524
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $10.11
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $40,583,320
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              4,015,493
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $10.11
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $11,078,195
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              1,085,993
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                 $10.20
--------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                     $1,193,132
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                117,237
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                 $10.18
--------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities - continued

Class 529A shares

  Net assets                                                     $3,510,400
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                345,650
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $10.16
--------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$10.16)                                               $10.78
--------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                     $3,623,045
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                359,731
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $10.07
--------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                     $1,759,524
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                174,518
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $10.08
--------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

See notes to financial statements.

Statement of Assets and Liabilities - continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND
AT 5/31/03

ASSETS

Investments, at value (identified cost, $91,413,454)           $100,391,726
--------------------------------------------------------------------------------------------------
Cash                                                                    199
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   1,595,560
--------------------------------------------------------------------------------------------------
Total assets                                                                          $101,987,485
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                $1,705,949
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   45,226
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Reimbursement fee                                                     536
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                        3,406
--------------------------------------------------------------------------------------------------
  Program manager fee                                                    84
--------------------------------------------------------------------------------------------------
Total liabilities                                                                       $1,755,201
--------------------------------------------------------------------------------------------------
Net assets                                                                            $100,232,284
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                 $91,567,673
--------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                            8,978,272
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                       (313,661)
--------------------------------------------------------------------------------------------------
Net assets                                                                            $100,232,284
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               10,172,019
--------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                    $43,541,288
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              4,411,823
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $9.87
--------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$9.87)                                                $10.47
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $26,214,763
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              2,664,858
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $9.84
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $17,460,090
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              1,776,478
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $9.83
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                     $6,058,014
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                611,132
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $9.91
--------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                       $740,908
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 75,109
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $9.86
--------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities - continued

Class 529A shares

  Net assets                                                     $2,551,970
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                258,497
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $9.87
--------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$9.87)                                                $10.47
--------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                     $2,858,368
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                291,850
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $9.79
--------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                       $806,883
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 82,272
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $9.81
--------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

See notes to financial statements.

---------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS
---------------------------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR THE PERIOD ENDED 5/31/03*

                                                              MFS                                  MFS
                                                         CONSERVATIVE                           MODERATE
NET INVESTMENT INCOME (LOSS)                            ALLOCATION FUND                      ALLOCATION FUND

Income
----------------------------------------------------------------------------------------------------------------------
  Dividends                                        $1,564,524                           $2,218,058
----------------------------------------------------------------------------------------------------------------------
  Interest                                              8,687                               14,314
----------------------------------------------------------------------------------------------------------------------
Total investment income                                              $1,573,211                            $2,232,372
----------------------------------------------------------------------------------------------------------------------
Expenses
----------------------------------------------------------------------------------------------------------------------
  Management fee                                      $57,277                             $101,231
----------------------------------------------------------------------------------------------------------------------
  Trustees' compensation                                1,178                                2,018
----------------------------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)               76,797                              155,718
----------------------------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)              211,823                              344,664
----------------------------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)               95,314                              153,850
----------------------------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                  644                                  974
----------------------------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)             3,086                                4,805
----------------------------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)             2,644                                4,441
----------------------------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)             5,652                                5,855
----------------------------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                      2,204                                3,432
----------------------------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                        661                                1,110
----------------------------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                      1,413                                1,464
----------------------------------------------------------------------------------------------------------------------
  Administrative fee                                    7,923                               14,324
----------------------------------------------------------------------------------------------------------------------
  Custodian fee                                        17,072                               29,345
----------------------------------------------------------------------------------------------------------------------
  Printing                                             30,659                               44,186
----------------------------------------------------------------------------------------------------------------------
  Postage                                               4,680                                3,787
----------------------------------------------------------------------------------------------------------------------
  Auditing fees                                        14,600                               14,600
----------------------------------------------------------------------------------------------------------------------
  Legal fees                                           11,440                                9,878
----------------------------------------------------------------------------------------------------------------------
  Registration fees                                   120,247                              141,459
----------------------------------------------------------------------------------------------------------------------
  Miscellaneous                                        53,158                               76,049
----------------------------------------------------------------------------------------------------------------------
Total expenses                                       $718,472                           $1,113,190
----------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                   (204)                                (101)
----------------------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser        (260,680)                            (335,396)
----------------------------------------------------------------------------------------------------------------------
Net expenses                                                           $457,588                              $777,693
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                $1,115,623                            $1,454,679
----------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Operations - continued
                                                              MFS                                  MFS
REALIZED AND UNREALIZED GAIN (LOSS) ON                   CONSERVATIVE                           MODERATE
INVESTMENTS                                             ALLOCATION FUND                      ALLOCATION FUND
Realized gain (loss) (identified cost basis)
----------------------------------------------------------------------------------------------------------------------
  Investment transactions                                $(26)                            $(47,049)
----------------------------------------------------------------------------------------------------------------------
  Capital gain distributions from
  underlying funds                                        593                                  615
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                    $567                              $(46,434)
----------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
----------------------------------------------------------------------------------------------------------------------
Net unrealized gain on investments                                   $6,930,117                           $19,230,355
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
on investments                                                       $6,930,684                           $19,183,921
----------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                               $8,046,307                           $20,638,600
----------------------------------------------------------------------------------------------------------------------
* For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.

See notes to financial statements.

Statement of Operations - continued
FOR THE PERIOD ENDED 5/31/03*
                                                               MFS                                  MFS
                                                             GROWTH                          AGGRESSIVE GROWTH
NET INVESTMENT INCOME (LOSS)                             ALLOCATION FUND                      ALLOCATION FUND
Income
----------------------------------------------------------------------------------------------------------------------
  Dividends                                           $960,264                              $62,275
----------------------------------------------------------------------------------------------------------------------
  Interest                                               8,505                                5,273
----------------------------------------------------------------------------------------------------------------------
Total investment income                                                  $968,769                             $67,548
----------------------------------------------------------------------------------------------------------------------
Expenses
----------------------------------------------------------------------------------------------------------------------
  Management fee                                       $67,430                              $32,365
----------------------------------------------------------------------------------------------------------------------
  Trustees' compensation                                 1,180                                  506
----------------------------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                93,875                               48,909
----------------------------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)               225,892                               88,351
----------------------------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)               112,787                               52,557
----------------------------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                   559                                  440
----------------------------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)              3,696                                3,319
----------------------------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)             12,560                                9,600
----------------------------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)              4,793                                2,701
----------------------------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                       2,640                                2,371
----------------------------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                       3,140                                2,400
----------------------------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                       1,198                                  675
----------------------------------------------------------------------------------------------------------------------
  Administrative fee                                     9,636                                4,551
----------------------------------------------------------------------------------------------------------------------
  Custodian fee                                         17,003                               10,514
----------------------------------------------------------------------------------------------------------------------
  Printing                                              25,760                               23,817
----------------------------------------------------------------------------------------------------------------------
  Postage                                                2,134                                2,234
----------------------------------------------------------------------------------------------------------------------
  Auditing fees                                         14,706                               14,600
----------------------------------------------------------------------------------------------------------------------
  Legal fees                                            10,386                               10,674
----------------------------------------------------------------------------------------------------------------------
  Registration fees                                    127,755                               98,444
----------------------------------------------------------------------------------------------------------------------
  Miscellaneous                                         64,770                               41,759
----------------------------------------------------------------------------------------------------------------------
Total expenses                                        $801,900                             $450,787
----------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                      --                                 (129)
----------------------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser         (273,220)                            (206,917)
----------------------------------------------------------------------------------------------------------------------
Net expenses                                                             $528,680                            $243,741
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                             $440,089                           $(176,193)
----------------------------------------------------------------------------------------------------------------------
See notes to financial statements.

Statement of Operations - continued
                                                               MFS                                  MFS
REALIZED AND UNREALIZED GAIN (LOSS) ON                       GROWTH                          AGGRESSIVE GROWTH
INVESTMENTS                                              ALLOCATION FUND                      ALLOCATION FUND

  Net realized loss on investments (identified
  cost basis)                                         $(51,625)                           $(313,661)
----------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
----------------------------------------------------------------------------------------------------------------------
Net unrealized gain on investments                                    $16,764,039                          $8,978,272
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
on investments                                                        $16,712,414                          $8,664,611
----------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                $17,152,503                          $8,488,418
----------------------------------------------------------------------------------------------------------------------
* For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.

See notes to financial statements.

--------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR THE PERIOD ENDED 5/31/03*
                                                                       MFS                    MFS
                                                                   CONSERVATIVE            MODERATE
                                                                    ALLOCATION            ALLOCATION
                                                                       FUND                  FUND

OPERATIONS

Net investment income                                                  $1,115,623            $1,454,679
--------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                       567               (46,434)
--------------------------------------------------------------------------------------------------------
Net unrealized gain on investments                                      6,930,117            19,230,355
---------------------------------------------------------------------------------          ------------
Increase in net assets from operations                                 $8,046,307           $20,638,600
------------------------------------------------------------------   ------------          ------------
Net increase in net assets from fund share transactions              $158,931,122          $297,575,401
------------------------------------------------------------------   ------------          ------------
Total increase in net assets                                         $166,977,429          $318,214,001
------------------------------------------------------------------   ------------          ------------

NET ASSETS

At beginning of period                                                        $--                   $--
--------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $1,126,361 and $1,468,499, respectively)        $166,977,429          $318,214,001
--------------------------------------------------------------------------------------------------------
* For the period from the commencement of the fund's investment operations,
  June 28, 2002, through May 31, 2003.

See notes to financial statements.

Statement of Changes in Net Assets - continued

FOR THE PERIOD ENDED 5/31/03*
                                                                                             MFS
                                                                       MFS               AGGRESSIVE
                                                                     GROWTH                GROWTH
                                                                   ALLOCATION            ALLOCATION
                                                                      FUND                  FUND

OPERATIONS

Net investment income (loss)                                            $440,089             $(176,193)
--------------------------------------------------------------------------------------------------------
Net realized loss on investments                                         (51,625)             (313,661)
--------------------------------------------------------------------------------------------------------
Net unrealized gain on investments                                    16,764,039             8,978,272
------------------------------------------------------------------   ------------          ------------
Increase in net assets from operations                               $17,152,503            $8,488,418
------------------------------------------------------------------   ------------          ------------
Net increase in net assets from fund share transactions             $201,233,299           $91,743,866
------------------------------------------------------------------   ------------          ------------
Total increase in net assets                                        $218,385,802          $100,232,284
------------------------------------------------------------------   ------------          ------------

NET ASSETS

At beginning of period                                                       $--                   $--
--------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $444,398 and $0, respectively)                 $218,385,802          $100,232,284
--------------------------------------------------------------------------------------------------------
* For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.

See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions). This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

MFS CONSERVATIVE ALLOCATION FUND

                                                                PERIOD ENDED 5/31/03

CLASS                         A*             B*            C*           I*          R**       529A***      529B***      529C***

Net asset value,
beginning of period       $10.00         $10.00        $10.00       $10.00        $9.85        $9.75        $9.74        $9.74
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

 Net investment income(S)  $0.20          $0.14         $0.14        $0.22        $0.08        $0.16        $0.11        $0.11
------------------------------------------------------------------------------------------------------------------------------
 Net realized and
 unrealized gain on
 investments                0.15           0.15          0.16         0.17         0.40         0.43         0.42         0.43
-------------------------  -----         ------        ------       ------       ------       ------       ------       ------
Total from investment
operations                 $0.35          $0.29         $0.30        $0.39        $0.48        $0.59        $0.53        $0.54
-------------------------  -----         ------        ------       ------       ------       ------       ------       ------
Net asset value, end
of period                 $10.35         $10.29        $10.30       $10.39       $10.33       $10.34       $10.27       $10.28
-------------------------  -----         ------        ------       ------       ------       ------       ------       ------
Total return (%)(+)         3.50++         2.90++        3.00++       3.90++       4.87++       6.05++       5.44++       5.54++
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

MFS CONSERVATIVE ALLOCATION FUND (CONTINUED)

                                                                PERIOD ENDED 5/31/03

CLASS                         A*             B*            C*           I*          R**       529A***      529B***      529C***

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##^                0.45+          1.10+         1.10+        0.10+        0.60+        0.70+        1.35+        1.35+
------------------------------------------------------------------------------------------------------------------------------
Net investment income       2.33+          1.66+         1.66+        2.65+        2.15+        2.07+        1.42+        1.38+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover             1              1             1            1            1            1            1            1
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)     $59,469        $63,256       $31,002       $7,003         $863       $2,975         $854       $1,555
------------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.10% of average daily net assets.
    In addition, the investment adviser voluntarily waived its fee for the period indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income      $0.16          $0.10         $0.10        $0.18        $0.06        $0.13        $0.07        $0.07
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%)
(TO AVERAGE NET ASSETS):

Expenses##^                 0.91+          1.56+         1.56+        0.56+        1.06+        1.16+        1.81+        1.81+
------------------------------------------------------------------------------------------------------------------------------
Net investment income       1.87+          1.20+         1.20+        2.19+        1.69+        1.61+        0.96+        0.92+
------------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
 ** For the period from the inception of Class R shares, December 31, 2002, through May 31, 2003.
*** For the period from the inception of Class 529A, Class 529B and Class 529C shares, July 31, 2002, through May 31, 2003.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A and Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

See notes to financial statements.

Financial Highlights - continued

MFS MODERATE ALLOCATION FUND

                                                                PERIOD ENDED 5/31/03

CLASS                         A*              B*            C*           I*         R**       529A***      529B***      529C***

Net asset value,
beginning of period       $10.00          $10.00        $10.00       $10.00       $9.62        $9.57        $9.57        $9.57
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

 Net investment income(S)  $0.15           $0.09         $0.09        $0.17       $0.06        $0.12        $0.07        $0.06
------------------------------------------------------------------------------------------------------------------------------
 Net realized and
 unrealized gain on
 investments                0.19            0.21          0.21         0.23        0.65         0.64         0.64         0.66
-------------------------  -----          ------        ------       ------      ------       ------       ------       ------
Total from investment
operations                 $0.34           $0.30         $0.30        $0.40       $0.71        $0.76        $0.71        $0.72
-------------------------  -----          ------        ------       ------      ------       ------       ------       ------
Net asset value, end
of period                 $10.34          $10.30        $10.30       $10.40      $10.33       $10.33       $10.28       $10.29
-------------------------  -----          ------        ------       ------      ------       ------       ------       ------
Total return (%)(+)         3.40++          3.00++        3.00++       4.00++      7.38++       7.94++       7.42++       7.52++
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

MFS MODERATE ALLOCATION FUND (CONTINUED)

                                                                PERIOD ENDED 5/31/03

CLASS                         A*              B*            C*           I*         R**       529A***      529B***      529C***

RATIOS (%) TO
AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##^                0.45+           1.10+         1.10+        0.10+       0.60+        0.70+        1.35+        1.35+
------------------------------------------------------------------------------------------------------------------------------
Net investment
income                      1.79+           1.11+         1.10+        2.10+       1.57+        1.52+        0.86+        0.84+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover             2               2             2            2           2            2            2            2
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)    $126,033        $111,637       $59,054      $12,252      $1,338       $4,416       $1,427       $2,057
------------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.10% of average daily net assets.
    In addition, the investment adviser voluntarily waived its fee for the period indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment
income                     $0.12           $0.07         $0.06        $0.14       $0.05        $0.09        $0.04        $0.04
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%)
(TO AVERAGE NET ASSETS):

Expenses##^                 0.78+           1.43+         1.43+        0.43+       0.93+        1.03+        1.68+        1.68+
------------------------------------------------------------------------------------------------------------------------------
Net investment income       1.46+           0.78+         0.77+        1.77+       1.24+        1.19+        0.53+        0.51+
------------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
 ** For the period from the inception of Class R shares, December 31, 2002, through May 31, 2003.
*** For the period from the inception of Class 529A, Class 529B and Class 529C shares, July 31, 2002, through May 31, 2003.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A and Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

See notes to financial statements.

Financial Highlights - continued

MFS GROWTH ALLOCATION FUND

                                                                PERIOD ENDED 5/31/03

CLASS                         A*             B*            C*           I*          R**       529A***      529B***      529C***

Net asset value,
beginning of period       $10.00         $10.00        $10.00       $10.00        $9.33        $9.35        $9.33        $9.33
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

 Net investment income(S)  $0.08          $0.03         $0.03        $0.11        $0.02        $0.06        $0.01        $0.00+++
------------------------------------------------------------------------------------------------------------------------------
 Net realized and
 unrealized gain on
 investments                0.09           0.08          0.08         0.09         0.83         0.75         0.73         0.75
-------------------------  -----         ------        ------       ------       ------       ------       ------       ------
Total from investment
operations                 $0.17          $0.11         $0.11        $0.20        $0.85        $0.81        $0.74        $0.75
-------------------------  -----         ------        ------       ------       ------       ------       ------       ------
Net asset value, end
of period                 $10.17         $10.11        $10.11       $10.20       $10.18       $10.16       $10.07       $10.08
-------------------------  -----         ------        ------       ------       ------       ------       ------       ------
Total return (%)(+)         1.70++         1.10++        1.10++       2.00++       9.11++       8.66++       7.93++       8.04++
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

MFS GROWTH ALLOCATION FUND (CONTINUED)

                                                                PERIOD ENDED 5/31/03

CLASS                         A*             B*            C*           I*          R**       529A***      529B***      529C***

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##^                0.45+          1.10+         1.10+        0.10+        0.60+        0.70+        1.35+        1.35+
------------------------------------------------------------------------------------------------------------------------------
Net investment income       1.00+          0.34+         0.33+        1.34+        0.72+        0.74+        0.09+        0.06+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover             1              1             1            1            1            1            1            1
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)     $85,484        $71,154       $40,583      $11,078       $1,193       $3,510       $3,623       $1,760
------------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.10% of average daily net assets.
    In addition, the investment adviser voluntarily waived its fee for the period indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income
(loss)                     $0.05         $(0.01)       $(0.01)       $0.07        $0.01        $0.02       $(0.02)      $(0.03)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%)
(TO AVERAGE NET ASSETS):

Expenses##^                 0.86+          1.51+         1.51+        0.51+        1.01+        1.11+        1.76+        1.76+
------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)                      0.59+         (0.07)+       (0.08)+       0.93+        0.31+        0.33+       (0.32)+      (0.35)+
------------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
 ** For the period from the inception of Class R shares, December 31, 2002, through May 31, 2003.
*** For the period from the inception of Class 529A, Class 529B and Class 529C shares, July 31, 2002, through May 31, 2003.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A and Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

See notes to financial statements.

Financial Highlights - continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

                                                                PERIOD ENDED 5/31/03

CLASS                         A*              B*            C*           I*         R**       529A***      529B***      529C***

Net asset value,
beginning of period       $10.00          $10.00        $10.00       $10.00       $8.94        $9.13        $9.13        $9.13
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

 Net investment
 income (loss)(S)         $(0.02)         $(0.07)       $(0.07)       $0.01      $(0.02)      $(0.04)      $(0.08)      $(0.08)
------------------------------------------------------------------------------------------------------------------------------
 Net realized and
 unrealized gain
 (loss) on investments     (0.11)          (0.09)        (0.10)       (0.10)       0.94         0.78         0.74         0.76
-------------------------  -----          ------        ------       ------      ------       ------       ------       ------
Total from investment
operations                $(0.13)         $(0.16)       $(0.17)      $(0.09)      $0.92        $0.74        $0.66        $0.68
-------------------------  -----          ------        ------       ------      ------       ------       ------       ------
Net asset value, end
of period                  $9.87           $9.84         $9.83        $9.91       $9.86        $9.87        $9.79        $9.81
-------------------------  -----          ------        ------       ------      ------       ------       ------       ------
Total return (%)(+)        (1.30)++        (1.60)++      (1.70)++     (0.90)++    10.29++       8.11++       7.23++       7.45++
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND (CONTINUED)

                                                                PERIOD ENDED 5/31/03

CLASS                         A*              B*            C*           I*         R**       529A***      529B***      529C***

RATIOS (%) TO
AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##^                0.45+           1.10+         1.10+        0.10+       0.60+        0.70+        1.35+        1.35+
------------------------------------------------------------------------------------------------------------------------------
Net investment
income (loss)              (0.24)+         (0.90)+       (0.91)+       0.12+      (0.55)+      (0.50)+      (1.16)+      (1.18)+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover             9               9             9            9           9            9            9            9
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)     $43,541         $26,215       $17,460       $6,058        $741       $2,552       $2,858         $807
------------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.10% of average daily net assets.
    In addition, the investment adviser voluntarily waived its fee for the period indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss       $(0.07)         $(0.12)       $(0.12)      $(0.04)     $(0.04)      $(0.08)      $(0.13)      $(0.13)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%)
(TO AVERAGE NET ASSETS):

Expenses##^                1.09+           1.74+         1.74+        0.74+       1.24+        1.34+        1.99+        1.99+
------------------------------------------------------------------------------------------------------------------------------
Net investment loss        (0.88)+         (1.54)+       (1.55)+      (0.52)+     (1.19)+      (1.14)+      (1.80)+      (1.82)+
------------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
 ** For the period from the inception of Class R shares, December 31, 2002, through May 31, 2003.
*** For the period from the inception of Class 529A, Class 529B and Class 529C shares, July 31, 2002, through May 31, 2003.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A and Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund (the funds) are each a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Each fund is a "fund of funds", which invests the majority of its assets in other MFS equity, fixed income and money market mutual funds (underlying funds), which in turn may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

INVESTMENT VALUATIONS - Investments in the underlying funds are valued at the net asset value per share of each underlying fund as of the close of regular trading on the New York Stock Exchange. Short-term obligations in each fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

FEES PAID INDIRECTLY - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. Each fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

The funds paid no distributions for the period ended May 31, 2003.

During the period ended May 31, 2003, the following amounts were reclassified due to differences between book and tax accounting for net operating losses and taxes paid. These changes had no effect on the net assets or net asset value per share.

                                                                          MFS
                                MFS          MFS               MFS AGGRESSIVE
                       CONSERVATIVE     MODERATE   MFS GROWTH          GROWTH
                         ALLOCATION   ALLOCATION   ALLOCATION      ALLOCATION
                               FUND         FUND         FUND            FUND
Increase (decrease):
--------------------------------------------------------------------------------
Paid-in capital            $(10,738)    $(13,820)     $(4,309)      $(176,193)
--------------------------------------------------------------------------------
Accumulated
undistributed net
investment income            10,738       13,820        4,309         176,193
--------------------------------------------------------------------------------

As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                                          MFS
                                MFS          MFS               MFS AGGRESSIVE
                       CONSERVATIVE     MODERATE   MFS GROWTH          GROWTH
                         ALLOCATION   ALLOCATION   ALLOCATION      ALLOCATION
                               FUND         FUND         FUND            FUND
Undistributed ordinary
income                    $1,132,908   $1,484,452     $449,237             $--
--------------------------------------------------------------------------------
Undistributed long-term
capital gain                     593          615           --              --
--------------------------------------------------------------------------------
Unrealized gain            6,923,544   19,167,353   16,707,575       8,664,611
--------------------------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.10% of each fund's average daily net assets. The investment adviser has voluntarily agreed to waive its fee for each fund, which is shown as a reduction of total expenses in the Statement of Operations. This voluntary reduction in the management fee effective June 28, 2002 may be rescinded by MFS only with the approval of each fund's Board of Trustees.

Each fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of each fund's operating expenses, exclusive of management, distribution, and service fees. Each fund in turn will pay MFS an expense reimbursement fee not greater than 0.10% of average daily net assets for Class A, Class B, Class C, Class I and Class R and not greater than 0.35% of average daily net assets for Class 529A, Class 529B and Class 529C. To the extent that the expense reimbursement fee exceeds each fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At May 31, 2003, aggregate unreimbursed expenses amounted to the following:

                                           AGGREGATE UNREIMBURSED EXPENSES
    MFS Conservative Allocation Fund                              $203,403
    ----------------------------------------------------------------------
    MFS Moderate Allocation Fund                                   234,165
    ----------------------------------------------------------------------
    MFS Growth Allocation Fund                                     205,790
    ----------------------------------------------------------------------
    MFS Aggressive Growth Allocation Fund                          174,552
    ----------------------------------------------------------------------

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

Each fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

ADMINISTRATOR - Each fund has an administrative services agreement with MFS to provide each fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, each fund pays MFS an administrative fee at the following annual percentages of each fund's average daily net assets:

          First $2 billion                                  0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                           0.0000%
          ----------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received the following amounts for the period ended May 31, 2003, as its portion of the sales charge for each fund.

                                                            CLASS A CLASS 529A

MFS Conservative Allocation Fund                           $206,832    $15,538
------------------------------------------------------------------------------
MFS Moderate Allocation Fund                                336,397     26,537
------------------------------------------------------------------------------
MFS Growth Allocation Fund                                  216,661     17,783
------------------------------------------------------------------------------
MFS Aggressive Growth Allocation Fund                        49,760     13,121
------------------------------------------------------------------------------

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each fund's distribution plan provides that each fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of each fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                       CLASS    CLASS    CLASS
                  CLASS A  CLASS B  CLASS C CLASS R     529A     529B     529C

Distribution Fee    0.10%    0.75%    0.75%   0.25%    0.25%    0.75%    0.75%
--------------------------------------------------------------------------------
Service Fee         0.25%    0.25%    0.25%   0.25%    0.25%    0.25%    0.25%
--------------------------------------------------------------------------------
Total
Distribution
Plan                0.35%    1.00%    1.00%   0.50%    0.50%    1.00%    1.00%
--------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the period ended May 31, 2003, amounted to:

                                          SERVICE FEE RETAINED BY MFD
                                      CLASS A    CLASS B    CLASS C    CLASS R

MFS Conservative Allocation Fund         $486        $--        $--        $--
--------------------------------------------------------------------------------
MFS Moderate Allocation Fund              512         22         --         --
--------------------------------------------------------------------------------
MFS Growth Allocation Fund                491         --         --         --
--------------------------------------------------------------------------------
MFS Aggressive Growth Allocation
Fund                                    1,199          4          3         --
--------------------------------------------------------------------------------

                                                SERVICE FEE RETAINED BY MFD
                                              CLASS 529A CLASS 529B CLASS 529C

MFS Conservative Allocation Fund                    $131        $--        $--
--------------------------------------------------------------------------------
MFS Moderate Allocation Fund                         123         --         --
--------------------------------------------------------------------------------
MFS Growth Allocation Fund                            97         --         --
--------------------------------------------------------------------------------
MFS Aggressive Growth Allocation Fund                190         --         --
--------------------------------------------------------------------------------

Fees incurred under the distribution plan during the period ended May 31, 2003, were as follows:

                                                       CLASS    CLASS    CLASS
                  CLASS A  CLASS B  CLASS C CLASS R     529A     529B     529C

Total
Distribution
Plan                0.35%    1.00%    1.00%   0.50%    0.35%    1.00%    1.00%
--------------------------------------------------------------------------------

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such a date as the Trustees of the Trust may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the period ended May 31, 2003, were as follows:

                                                 CLASS A    CLASS B    CLASS C

MFS Conservative Allocation Fund                     $74    $55,978     $3,381
--------------------------------------------------------------------------------
MFS Moderate Allocation Fund                         242     51,031      8,059
--------------------------------------------------------------------------------
MFS Growth Allocation Fund                           328    113,712      3,574
--------------------------------------------------------------------------------
MFS Aggressive Growth Allocation Fund             12,921      6,726      1,909
--------------------------------------------------------------------------------

                                                         CLASS 529B  CLASS 529C

MFS Conservative Allocation Fund                               $107        $--
--------------------------------------------------------------------------------
MFS Moderate Allocation Fund                                     --         20
--------------------------------------------------------------------------------
MFS Growth Allocation Fund                                      295         --
--------------------------------------------------------------------------------
MFS Aggressive Growth Allocation Fund                           330         --
--------------------------------------------------------------------------------

Each fund has and may from time to time enter into contracts with program managers and other parties, which administer the tuition programs through which an investment in the fund's 529 share classes is made. Each fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of each fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

(4) PORTFOLIO SECURITIES

Purchases and sales of shares of funds within the MFS Family of Funds (excluding the MFS Money Market Fund and short-term obligations), were as follows:

                                                                                                         MFS AGGRESSIVE
                                       MFS CONSERVATIVE        MFS MODERATE          MFS GROWTH       GROWTH ALLOCATION
                                        ALLOCATION FUND     ALLOCATION FUND     ALLOCATION FUND                    FUND

Purchases                                  $158,743,607        $296,543,734        $200,298,232             $93,673,324
-------------------------------------------------------------------------------------------------------------------------
Sales                                           516,454           2,061,656             891,966               3,037,168
-------------------------------------------------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by each fund, as computed on a federal income tax basis, are as follows:
                                               MFS CONSERVATIVE ALLOCATION
                                                                      FUND
    Aggregate cost                                            $158,873,676
    ----------------------------------------------------------------------
    Gross unrealized appreciation                               $6,923,544
    ----------------------------------------------------------------------
    Gross unrealized depreciation                                       --
    ----------------------------------------------------------------------
    Net unrealized appreciation                                 $6,923,544
    ----------------------------------------------------------------------

                                              MFS MODERATE ALLOCATION FUND
    Aggregate cost                                            $297,081,934
    ----------------------------------------------------------------------
    Gross unrealized appreciation                              $19,167,353
    ----------------------------------------------------------------------
    Gross unrealized depreciation                                       --
    ----------------------------------------------------------------------
    Net unrealized appreciation                                $19,167,353
    ----------------------------------------------------------------------

                                                MFS GROWTH ALLOCATION FUND
    Aggregate cost                                            $200,664,059
    ----------------------------------------------------------------------
    Gross unrealized appreciation                              $16,707,575
    ----------------------------------------------------------------------
    Gross unrealized depreciation                                       --
    ----------------------------------------------------------------------
    Net unrealized appreciation                                $16,707,575
    ----------------------------------------------------------------------

                                     MFS AGGRESSIVE GROWTH ALLOCATION FUND
    Aggregate cost                                             $91,727,115
    ----------------------------------------------------------------------
    Gross unrealized appreciation                               $8,664,611
    ----------------------------------------------------------------------
    Gross unrealized depreciation                                       --
    ----------------------------------------------------------------------
    Net unrealized appreciation                                 $8,664,611
    ----------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                 MFS Conservative                   MFS Moderate
                                                 Allocation Fund                   Allocation Fund
                                                   Period ended                     Period ended
                                                     5/31/03*                         5/31/03*
                                             SHARES          AMOUNT           SHARES            AMOUNT
CLASS A SHARES

Shares sold                                  7,069,451      $69,560,068       14,832,246      $143,065,621
-------------------------------------------------------------------------------------------------------------
Shares reacquired                           (1,323,185)     (12,972,824)      (2,640,235)      (25,275,585)
-------------------------------------------------------------------------------------------------------------
Net increase                                 5,746,266      $56,587,244       12,192,011      $117,790,036
-------------------------------------------------------------------------------------------------------------

                                                    MFS Growth                     MFS Aggressive
                                                 Allocation Fund               Growth Allocation Fund
                                                   Period ended                     Period ended
                                                     5/31/03*                         5/31/03*
                                             SHARES          AMOUNT           SHARES            AMOUNT
CLASS A SHARES

Shares sold                                  9,286,257      $86,740,930        5,306,025       $47,759,934
-------------------------------------------------------------------------------------------------------------
Shares reacquired                             (884,011)      (8,209,851)        (894,202)       (7,926,441)
-------------------------------------------------------------------------------------------------------------
Net increase                                 8,402,246      $78,531,079        4,411,823       $39,833,493
-------------------------------------------------------------------------------------------------------------

                                                 MFS Conservative                   MFS Moderate
                                                 Allocation Fund                   Allocation Fund
                                                   Period ended                     Period ended
                                                     5/31/03*                         5/31/03*
                                             SHARES          AMOUNT           SHARES            AMOUNT
CLASS B SHARES

Shares sold                                  6,669,376      $65,336,718       11,511,337      $110,707,127
-------------------------------------------------------------------------------------------------------------
Shares reacquired                             (525,010)      (5,164,207)        (670,347)       (6,411,947)
-------------------------------------------------------------------------------------------------------------
Net increase                                 6,144,366      $60,172,511       10,840,990      $104,295,180
-------------------------------------------------------------------------------------------------------------

                                                    MFS Growth                     MFS Aggressive
                                                 Allocation Fund               Growth Allocation Fund
                                                   Period ended                     Period ended
                                                     5/31/03*                         5/31/03*
                                             SHARES          AMOUNT           SHARES            AMOUNT
CLASS B SHARES

Shares sold                                  7,396,798      $68,853,981        3,084,007       $27,714,960
-------------------------------------------------------------------------------------------------------------
Shares reacquired                             (357,274)      (3,285,177)        (419,149)       (3,705,342)
-------------------------------------------------------------------------------------------------------------
Net increase                                 7,039,524      $65,568,804        2,664,858       $24,009,618
-------------------------------------------------------------------------------------------------------------

                                                 MFS Conservative                   MFS Moderate
                                                 Allocation Fund                   Allocation Fund
                                                   Period ended                     Period ended
                                                     5/31/03*                         5/31/03*
                                             SHARES          AMOUNT           SHARES            AMOUNT
CLASS C SHARES

Shares sold                                  3,197,204      $31,414,422        6,071,284       $58,681,202
-------------------------------------------------------------------------------------------------------------
Shares reacquired                             (187,303)      (1,840,303)        (337,194)       (3,225,058)
-------------------------------------------------------------------------------------------------------------
Net increase                                 3,009,901      $29,574,119        5,734,090       $55,456,144
-------------------------------------------------------------------------------------------------------------

                                                    MFS Growth                     MFS Aggressive
                                                 Allocation Fund               Growth Allocation Fund
                                                   Period ended                     Period ended
                                                     5/31/03*                         5/31/03*
                                             SHARES          AMOUNT           SHARES            AMOUNT
CLASS C SHARES

Shares sold                                  4,245,490      $39,741,107        1,959,503       $17,613,168
-------------------------------------------------------------------------------------------------------------
Shares reacquired                             (229,997)      (2,125,042)        (183,025)       (1,654,291)
-------------------------------------------------------------------------------------------------------------
Net increase                                 4,015,493      $37,616,065        1,776,478       $15,958,877
-------------------------------------------------------------------------------------------------------------

                                                 MFS Conservative                   MFS Moderate
                                                 Allocation Fund                   Allocation Fund
                                                   Period ended                     Period ended
                                                     5/31/03*                         5/31/03*
                                             SHARES          AMOUNT           SHARES            AMOUNT
CLASS I SHARES

Shares sold                                    882,457       $8,686,751        1,444,248       $13,968,501
-------------------------------------------------------------------------------------------------------------
Shares reacquired                             (208,602)      (2,050,410)        (265,871)       (2,547,314)
-------------------------------------------------------------------------------------------------------------
Net increase                                   673,855       $6,636,341        1,178,377       $11,421,187
-------------------------------------------------------------------------------------------------------------

                                                    MFS Growth                     MFS Aggressive
                                                 Allocation Fund               Growth Allocation Fund
                                                   Period ended                     Period ended
                                                     5/31/03*                         5/31/03*
                                             SHARES          AMOUNT           SHARES            AMOUNT
CLASS I SHARES

Shares sold                                  1,266,333      $11,882,875          797,372        $7,285,184
-------------------------------------------------------------------------------------------------------------
Shares reacquired                             (180,340)      (1,684,471)        (186,240)       (1,679,759)
-------------------------------------------------------------------------------------------------------------
Net increase                                 1,085,993      $10,198,404          611,132       $5,605,425
-------------------------------------------------------------------------------------------------------------

                                                 MFS Conservative                   MFS Moderate
                                                 Allocation Fund                   Allocation Fund
                                                   Period ended                     Period ended
                                                    5/31/03***                       5/31/03***
                                             SHARES          AMOUNT           SHARES            AMOUNT
CLASS R SHARES

Shares sold                                     84,832         $834,228          132,526        $1,274,444
-------------------------------------------------------------------------------------------------------------
Shares reacquired                               (1,251)         (12,445)          (2,992)          (29,377)
-------------------------------------------------------------------------------------------------------------
Net increase                                    83,581         $821,783          129,534        $1,245,067
-------------------------------------------------------------------------------------------------------------

                                                    MFS Growth                     MFS Aggressive
                                                 Allocation Fund               Growth Allocation Fund
                                                   Period ended                     Period ended
                                                    5/31/03***                       5/31/03***
                                             SHARES          AMOUNT           SHARES            AMOUNT
CLASS R SHARES

Shares sold                                    117,567       $1,127,471           75,769          $683,910
-------------------------------------------------------------------------------------------------------------
Shares reacquired                                 (330)          (3,191)            (660)           (6,004)
-------------------------------------------------------------------------------------------------------------
Net increase                                   117,237       $1,124,280           75,109          $677,906
-------------------------------------------------------------------------------------------------------------

                                                 MFS Conservative                   MFS Moderate
                                                 Allocation Fund                   Allocation Fund
                                                   Period ended                     Period ended
                                                    5/31/03**                         5/31/03**
                                             SHARES          AMOUNT           SHARES            AMOUNT
CLASS 529A SHARES

Shares sold                                    292,667       $2,889,224          444,454        $4,272,653
-------------------------------------------------------------------------------------------------------------
Shares reacquired                               (4,997)         (49,536)         (16,958)         (164,386)
-------------------------------------------------------------------------------------------------------------
Net increase                                   287,670       $2,839,688          427,496        $4,108,267
-------------------------------------------------------------------------------------------------------------

                                                    MFS Growth                     MFS Aggressive
                                                 Allocation Fund               Growth Allocation Fund
                                                   Period ended                     Period ended
                                                    5/31/03**                         5/31/03**
                                             SHARES          AMOUNT           SHARES            AMOUNT
CLASS 529A SHARES

Shares sold                                    354,623       $3,305,414          270,269        $2,418,165
-------------------------------------------------------------------------------------------------------------
Shares reacquired                               (8,973)         (84,155)         (11,772)         (105,057)
-------------------------------------------------------------------------------------------------------------
Net increase                                   345,650       $3,221,259          258,497        $2,313,108
-------------------------------------------------------------------------------------------------------------

                                                 MFS Conservative                   MFS Moderate
                                                 Allocation Fund                   Allocation Fund
                                                   Period ended                     Period ended
                                                    5/31/03**                         5/31/03**
                                             SHARES          AMOUNT           SHARES            AMOUNT
CLASS 529B SHARES

Shares sold                                     84,521         $831,608          140,431        $1,350,825
-------------------------------------------------------------------------------------------------------------
Shares reacquired                               (1,370)         (13,555)          (1,616)          (15,243)
-------------------------------------------------------------------------------------------------------------
Net increase                                    83,151          $818,053          138,815        $1,335,582
-------------------------------------------------------------------------------------------------------------

                                                    MFS Growth                     MFS Aggressive
                                                 Allocation Fund               Growth Allocation Fund
                                                   Period ended                     Period ended
                                                    5/31/03**                         5/31/03**
                                             SHARES          AMOUNT           SHARES            AMOUNT
CLASS 529B SHARES

Shares sold                                    383,213       $3,556,486          329,868        $2,936,631
-------------------------------------------------------------------------------------------------------------
Shares reacquired                              (23,482)        (213,373)         (38,018)         (326,098)
-------------------------------------------------------------------------------------------------------------
Net increase                                   359,731       $3,343,113          291,850        $2,610,533
-------------------------------------------------------------------------------------------------------------

                                                 MFS Conservative                   MFS Moderate
                                                 Allocation Fund                   Allocation Fund
                                                   Period ended                     Period ended
                                                    5/31/03**                         5/31/03**
                                             SHARES          AMOUNT           SHARES            AMOUNT
CLASS 529C SHARES

Shares sold                                    156,987       $1,537,805          205,227        $1,974,920
-------------------------------------------------------------------------------------------------------------
Shares reacquired                               (5,711)         (56,422)          (5,281)          (50,982)
-------------------------------------------------------------------------------------------------------------
Net increase                                   151,276       $1,481,383          199,946        $1,923,938
-------------------------------------------------------------------------------------------------------------

                                                    MFS Growth                     MFS Aggressive
                                                 Allocation Fund               Growth Allocation Fund
                                                   Period ended                     Period ended
                                                    5/31/03**                         5/31/03**
                                             SHARES          AMOUNT           SHARES            AMOUNT
CLASS 529C SHARES

Shares sold                                    176,122       $1,645,104           84,087          $751,159
-------------------------------------------------------------------------------------------------------------
Shares reacquired                               (1,604)         (14,809)          (1,815)          (16,253)
-------------------------------------------------------------------------------------------------------------
Net increase                                   174,518       $1,630,295           82,272          $734,906
-------------------------------------------------------------------------------------------------------------
  * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
 ** For the period from the inception of Class 529A, Class 529B, and Class 529C shares, July 31, 2002, through
    May 31, 2003.
*** For the period from the inception of Class R shares, December 31, 2002, through May 31, 2003.

(6) LINE OF CREDIT

Each fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fees allocated to the funds for the period ended May 31, 2003, were as follows:

                                                            COMMITMENT FEE
    MFS Conservative Allocation Fund                                  $714
    ----------------------------------------------------------------------
    MFS Moderate Allocation Fund                                     1,181
    ----------------------------------------------------------------------
    MFS Growth Allocation Fund                                         787
    ----------------------------------------------------------------------
    MFS Aggressive Growth Allocation Fund                              365
    ----------------------------------------------------------------------

The funds had no significant borrowings during the period.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees of MFS Series Trust X and Shareholders of MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund:

We have audited the accompanying statements of assets and liabilities of MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund (the Funds), including the portfolios of investments, as of May 31, 2003, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the Funds' custodian and the transfer agent of the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at May 31, 2003, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.
                                ERNST & YOUNG LLP
Boston, Massachusetts
July 3, 2003

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust X, of which each fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

             Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES
JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued
OFFICERS
JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                  York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer, General Manager, Mutual Funds (prior to
STEPHEN E. CAVAN (born 11/06/53)                         September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary            Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/01/53)                     President
Assistant Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers             Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIAN
Massachusetts Financial Services Company                 State Street Bank and Trust
500 Boylston Street, Boston, MA 02116-3741               Company
                                                         225 Franklin Street, Boston, MA
DISTRIBUTOR                                              02110
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116-3741               AUDITORS
                                                         Ernst & Young LLP
MANAGER OF THE MFS QUANTITATIVE RESEARCH GROUP
Joseph C. Flaherty, Jr.(1)

(1) MFS Investment Management

------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
--------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV, if applicable, reporting the federal tax status of all distributions paid during the calendar year 2003.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTACT INFORMATION
--------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number          Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606        8 a.m. to 8 p.m., any
                                                   business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576        9 a.m. to 5 p.m., any
                                                   business day
--------------------------------------------------------------------------------
Shares prices, account       1-800-MFS-TALK
balances                     (1-800-637-8255)
exchanges or stock and       touch-tone required   24 hours a day, 365 days
bond outlooks                                      a year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741



(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                            AAF-ANN-7/03  87.5M

MFS(R) Mutual Funds
ANNUAL REPORT 5/31/03

MFS(R) EMERGING MARKETS EQUITY FUND


A path for pursuing opportunity

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) EMERGING MARKETS EQUITY FUND

The fund seeks capital appreciation.




TABLE OF CONTENTS
------------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
------------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
------------------------------------------------------
MANAGEMENT REVIEW                                  5
------------------------------------------------------
PERFORMANCE SUMMARY                                8
------------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
------------------------------------------------------
FINANCIAL STATEMENTS                              16
------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     25
------------------------------------------------------
INDEPENDENT AUDITORS" REPORT                      33
------------------------------------------------------
TRUSTEES AND OFFICERS                             34
------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      36
------------------------------------------------------
MFS PRIVACY POLICY                                37
------------------------------------------------------
FEDERAL TAX INFORMATION                           37
------------------------------------------------------
CONTACT INFORMATION                               38
------------------------------------------------------
ASSET ALLOCATION                                  39

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
         NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS" culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

     Respectfully,

/s/  Jeffrey L. Shames

     Jeffrey L. Shames
     Chairman
     MFS Investment Management(R)

     June 20, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers" ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies" customers and competitors

o developing our own proprietary estimates of companies" earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

MARKET ENVIRONMENT

The period began on a negative note. A series of high-profile accounting scandals in mid-2002, especially in the United States, led to a loss of investor confidence around the globe. Emerging markets securities, in particular, suffered as many investors sought refuge in asset classes perceived to be less risky. In October and November, however, investor psychology and the markets seemed to turn around after months of selling pressure.

But by December, markets turned negative again under pressure from economic weakness in most developed nations and geopolitical uncertainty in Iraq and North Korea. As South Korean stocks compose a large proportion of emerging markets issues, emerging markets indices including the fund's benchmark, the MSCI Emerging Markets Free Index (the MSCI Index), were hit hard by problems with North Korea. In late 2002 and early 2003, equity markets around the globe gave up most or all of their gains from the October/November rally.

--------------------------------------------------------------------------------
"A SERIES OF HIGH-PROFILE ACCOUNTING SCANDALS IN MID-2002, ESPECIALLY IN THE UNITED STATES, LED TO A LOSS OF INVESTOR CONFIDENCE AROUND THE GLOBE."
--------------------------------------------------------------------------------

In mid-March, however, another rally began as geopolitical uncertainty decreased with the start of war in Iraq. Rapid military success, followed by a first-quarter U.S. earnings season that was better than many had expected, allowed the global rally to continue though the end of the period on May 31. In addition, we feel historically low interest rates drove many investors from low-yielding money market investments and Treasuries to higher-yielding, riskier assets including emerging markets equities. (Principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.)

Generally speaking, the market environment over the period was not favorable for the fund's style of investing. We try to manage the fund with a somewhat conservative value style; we believe that strategy may moderate the portfolio's volatility but still offer the potential to outperform the market, as represented by the fund's benchmark, over the longer term. During the two rallies we experienced over the period, however - in October/November and from mid-March through period-end - some of the better-performing stocks were, in our view, higher-volatility, higher-valuation, more risky issues. We felt many of those stocks did not fit the fund's long-term strategy of investing in more established firms that we feel have strong business fundamentals and are selling at attractive valuations.

DETRACTORS FROM PERFORMANCE

Retailing was the fund's weakest sector over the period, with several holdings contributing to relative underperformance. Our holding in President Chain Stores, a Taiwanese convenience store operator, fell in value when investors took a negative view of the firm's apparent diversification into a new line of business. We sold our position in Shinsegae, a Korean department store, when it seemed to us that South Korean economic growth prospects were deteriorating. Subsequently, however, Shinsegae stock rose strongly, and we missed that upturn.

Similarly, our underperformance in the industrial goods and services sector stemmed partly from caution about Korea. We sold our position in South Korean auto parts firm Hyundai Mobis when it fell sharply over corporate governance concerns, but the stock later revived. In addition, we did not own LG Construction, a South Korean stock that performed well. In the technology sector, our position in South Korean semiconductor firm Samsung also hurt performance.

Relative to the MSCI Index, performance was also hurt by our not owning Teva Pharmaceutical Industries, an Israel-based generic pharmaceutical firm whose stock rose sharply. In our view, the stock's high valuation made it a poor fit with the fund's investment style. Instead, we owned stock in Taro Pharmaceutical Industries, another Israel-based generic drug maker that we believed was selling at a more attractive valuation. Taro stock was the fund's best-performing holding over the period.

CONTRIBUTORS TO PERFORMANCE

The fund's underweighting in technology, a sector that fared poorly over the period, was a strong contributor to relative performance. In keeping with our investment strategy, we avoided many technology firms that we felt suffered from high stock valuations and weak balance sheets. In particular, not owning Taiwan Semiconductor and having only a slight exposure in United Micro Electronics - which we sold before period-end - helped results as those companies" share prices sank.

In the financial services sector, stock selection helped performance; holdings that worked well for the fund included OTP Bank in Hungary and Akbank in Turkey. The fund's strong showing in the energy sector was in large part a result of investments in Russian oil and gas exploration and production firms. Shares in Yukos Corp. and Siberian Oil Company (Sibneft) were helped by high oil prices and by improving investor confidence in Russia. During the period, Sibneft and Yukos announced details of the merger of the two companies, and we sold our Sibneft shares because they had reached our price target.

 /s/ Nicholas D. Smithie

     Nicholas D. Smithie
     Portfolio Manager

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 5/31/03
--------------------------------------------------------------------------------

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. (See Notes to Performance Summary.)

                   Mfs Emerging        Lipper Emerging        MSCI
                   Markets Equity        Market Funds          EMF
                   Fund - Class A           Index             Index
    ---------------------------------------------------------------
    10/95              $ 9,525             $10,000          $10,000
    5/96                10,500              11,457           11,281
    5/97                12,225              12,713           12,156
    5/99                 9,098               9,018            9,018
    5/01                 9,282               8,718            8,325
    5/03                 9,005               8,811            8,359

TOTAL RETURNS

                       Class
  Share class      inception date     1-yr       3-yr       5-yr       Life*

---------------------
   Average annual
without sales charge
---------------------

       A             10/24/1995        -9.83%     -3.81%     -3.03%     -0.74%
------------------------------------------------------------------------------
       B             10/24/1995       -10.34%     -4.32%     -3.53%     -1.24%
------------------------------------------------------------------------------
       C             6/27/1996        -10.35%     -4.35%     -3.52%     -1.21%
------------------------------------------------------------------------------
       I              1/2/1997         -9.42%     -3.35%     -2.54%     -0.32%


Comparative benchmarks

----------------
Average Annual
----------------

Average emerging market fund+          -6.89%     -6.41%     -0.93%     -1.10%
------------------------------------------------------------------------------
MSCI EMF Index#                        -6.40%     -7.67%     -0.83%     -2.34%
------------------------------------------------------------------------------
Lipper Emerging Markets Fund Index+    -6.32%     -6.58%     -1.09%     -1.65%

  Share class                         1-yr       3-yr       5-yr       Life*

-----------------
 Average Annual
with sales charge
-----------------

       A                              -14.12%     -5.36%     -3.97%     -1.37%
------------------------------------------------------------------------------
       B                              -13.93%     -5.29%     -3.92%     -1.24%
------------------------------------------------------------------------------
       C                              -11.24%     -4.35%     -3.52%     -1.21%

I class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

---------------------
    Cumulative
without sales charge
---------------------

       A                               -9.83%    -11.01%    -14.25%     -5.46%
------------------------------------------------------------------------------
       B                              -10.34%    -12.42%    -16.45%     -9.07%
------------------------------------------------------------------------------
       C                              -10.35%    -12.49%    -16.38%     -8.86%
------------------------------------------------------------------------------
       I                               -9.42%     -9.71%    -12.09%     -2.37%


* For the period from the commencement of the fund's investment operations, October 24, 1995, through May 31, 2003. Index information is from November 1, 1995.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKETS FREE INDEX - Measures the performance of emerging market stocks.

LIPPER EMERGING MARKETS FUND INDEX - Measures the performance of emerging market equity funds.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for Class I shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Class C shares includes the performance of the fund's Class B shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) 5/31/03
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 95.8%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES                 $ VALUE
-----------------------------------------------------------------------------------------------------
Foreign Stocks - 95.8%
-----------------------------------------------------------------------------------------------------
Argentina - 0.7%
-----------------------------------------------------------------------------------------------------
Tenaris S.A., ADR (Oil Services)*                                         19,000             $442,700
-----------------------------------------------------------------------------------------------------

Brazil - 6.8%
-----------------------------------------------------------------------------------------------------
Aracruz Celulose S.A. (Forest & Paper Products)                           33,040             $656,835
-----------------------------------------------------------------------------------------------------
Banco Bradesco S.A., Preferred (Banks)                               162,100,000              643,280
-----------------------------------------------------------------------------------------------------
Banco Itau Holding Financeira S.A. (Banks)                             7,610,000              511,425
-----------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR
(Telecommunications)                                                      11,800              439,904
-----------------------------------------------------------------------------------------------------
Companhia Siderurgica National S.A. (Metals & Minerals)                   10,300              196,215
-----------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR (Metals & Mining)                         16,000              480,000
-----------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR (Oils)                                      73,800            1,413,275
-----------------------------------------------------------------------------------------------------
                                                                                           $4,340,934
-----------------------------------------------------------------------------------------------------
Chile - 0.2%
-----------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., ADR
(Utilities - Electric)*                                                   16,300             $149,960
-----------------------------------------------------------------------------------------------------

China - 10.5%
-----------------------------------------------------------------------------------------------------
Beijing Datang Power Generation Co., Ltd. (Energy)                       577,000             $251,564
-----------------------------------------------------------------------------------------------------
China Mobile (Hong Kong) Ltd. (Telecommunications)                       749,000            1,714,409
-----------------------------------------------------------------------------------------------------
China Mobile (Hong Kong) Ltd., ADR (Telecommunications)                   26,580              311,252
-----------------------------------------------------------------------------------------------------
China Oilfield Services Ltd. (Oil Services)                            1,264,000              288,511
-----------------------------------------------------------------------------------------------------
China Petroleum & Chemical Corp. (Oils)                                3,870,000              818,822
-----------------------------------------------------------------------------------------------------
China Telecom Corp., Ltd. (Telecommunications)                         3,308,000              716,880
-----------------------------------------------------------------------------------------------------
Citic Pacific, Ltd. (Conglomerate)                                       282,000              515,298
-----------------------------------------------------------------------------------------------------
CNOOC, Ltd. (Oils)                                                       487,000              680,691
-----------------------------------------------------------------------------------------------------
Denway Motors, Ltd. (Automotive)                                         912,000              344,994
-----------------------------------------------------------------------------------------------------
Huaneng Power International, Inc. (Energy)                               432,000              448,707
-----------------------------------------------------------------------------------------------------
PetroChina Co., Ltd. (Oils)                                            2,688,000              672,138
-----------------------------------------------------------------------------------------------------
                                                                                           $6,763,266
-----------------------------------------------------------------------------------------------------
Croatia - 0.4%
-----------------------------------------------------------------------------------------------------
Pliva d.d. Co., GDR (Pharmaceuticals)                                     21,400             $286,951
-----------------------------------------------------------------------------------------------------

Egypt - 0.1%
-----------------------------------------------------------------------------------------------------
Egyptian Co. for Mobile Services (Telecommunications)                      7,693              $65,404
-----------------------------------------------------------------------------------------------------

Greece - 0.7%
-----------------------------------------------------------------------------------------------------
Coca-Cola Hellenic Bottling Co. S.A. (Beverage Products)*                 28,500             $427,700
-----------------------------------------------------------------------------------------------------

Hungary - 1.8%
-----------------------------------------------------------------------------------------------------
Gedeon Richter, GDR (Pharmaceuticals)                                      4,800             $357,710
-----------------------------------------------------------------------------------------------------
OTP Bank, GDR (Banks)                                                     35,900              816,725
-----------------------------------------------------------------------------------------------------
                                                                                           $1,174,435
-----------------------------------------------------------------------------------------------------
India - 3.6%
-----------------------------------------------------------------------------------------------------
Hindustan Petroleum Corp., Ltd. (Oils)                                    45,200             $292,496
-----------------------------------------------------------------------------------------------------
Housing Development Finance Corp., Ltd. (Banks)                           43,248              339,714
-----------------------------------------------------------------------------------------------------
ICICI Bank Ltd. (Banks)*                                                  50,742              342,001
-----------------------------------------------------------------------------------------------------
Infosys Technologies Ltd., ADR (Computer Software -
Services)                                                                 12,100              534,336
-----------------------------------------------------------------------------------------------------
Reliance Industries Ltd. (Petrochemicals)                                 99,200              631,378
-----------------------------------------------------------------------------------------------------
Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)*                     28,800              181,740
-----------------------------------------------------------------------------------------------------
                                                                                           $2,321,665
-----------------------------------------------------------------------------------------------------
Indonesia - 2.6%
-----------------------------------------------------------------------------------------------------
PT Astra International Tbk (Automotive)                                  563,500             $244,410
-----------------------------------------------------------------------------------------------------
PT Bank Central Asia Tbk (Banks)                                         540,000              172,410
-----------------------------------------------------------------------------------------------------
PT Hanjaya Mandala Sampoerna Tbk (Tobacco)                               449,000              208,271
-----------------------------------------------------------------------------------------------------
PT Indocement Tunggal Prakarsa Tbk (Building Materials)                1,507,000              190,644
-----------------------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia (Telecommunications)                       1,547,500              871,634
-----------------------------------------------------------------------------------------------------
                                                                                           $1,687,369
-----------------------------------------------------------------------------------------------------
Israel - 2.3%
-----------------------------------------------------------------------------------------------------
Bank Hapoalim Ltd. (Banks)*                                              193,400             $414,114
-----------------------------------------------------------------------------------------------------
Bank Leumi Le-Isreal B.M. (Banks)*                                       293,000              462,526
-----------------------------------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd. (Pharmaceuticals)*                    12,900              613,524
-----------------------------------------------------------------------------------------------------
                                                                                           $1,490,164
-----------------------------------------------------------------------------------------------------
Malaysia - 1.7%
-----------------------------------------------------------------------------------------------------
Resorts World Berhad (Restaurants & Lodging)                             102,000             $236,241
-----------------------------------------------------------------------------------------------------
Sime Darby Berhad (Conglomerate)                                         613,000              822,819
-----------------------------------------------------------------------------------------------------
                                                                                           $1,059,060
-----------------------------------------------------------------------------------------------------

Mexico - 13.2%
-----------------------------------------------------------------------------------------------------
Alfa, S.A., "A" (Conglomerate)                                           111,800             $193,710
-----------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR (Telecommunications)                      45,200              825,352
-----------------------------------------------------------------------------------------------------
Apasco S.A. de C.V. (Building Materials)                                  54,400              381,658
-----------------------------------------------------------------------------------------------------
Corporacion GEO, S.A. de C.V., "B" (Real Estate)*                        157,400              457,071
-----------------------------------------------------------------------------------------------------
Fomento Economico Mexicano S.A.de C.V., ADR
(Beverage Products)                                                       19,600              782,040
-----------------------------------------------------------------------------------------------------
Grupo Elektra, S.A. de C.V. (Retail)                                      68,000              187,591
-----------------------------------------------------------------------------------------------------
Grupo Financiero Banorte S.A. de C.V. (Banks)                            215,440              625,821
-----------------------------------------------------------------------------------------------------
Grupo Financiero BBVA Bancomer, S.A. de C.V. (Banks)*                    735,600              640,116
-----------------------------------------------------------------------------------------------------
Grupo Modelo S.A. de C.V. (Beverage Products)                            133,400              300,863
-----------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V. (Paper Products)                   206,930              520,380
-----------------------------------------------------------------------------------------------------
Telefonos de Mexico S.A. (Telecommunications)                             79,400            2,405,820
-----------------------------------------------------------------------------------------------------
TV Azteca, S.A. de C.V., ADR (Media)                                      63,800              391,094
-----------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V. (Retail)                                 254,250              721,331
-----------------------------------------------------------------------------------------------------
                                                                                           $8,432,847
-----------------------------------------------------------------------------------------------------
Philippines - 0.4%
-----------------------------------------------------------------------------------------------------
Philippine Long Distance Telephone Co.
(Telecommunications)                                                      32,200             $262,269
-----------------------------------------------------------------------------------------------------

Poland - 1.0%
-----------------------------------------------------------------------------------------------------
Bank Pekao S.A. (Banks)                                                   25,100             $612,440
-----------------------------------------------------------------------------------------------------

Russia - 7.6%
-----------------------------------------------------------------------------------------------------
Golden Telecom, Inc. (Telecommunications)*                                 5,900             $144,550
-----------------------------------------------------------------------------------------------------
JSC Mining and Smelting Co. Norilsk Nickel, ADR
(Metals & Mining)                                                         29,090              804,338
-----------------------------------------------------------------------------------------------------
LUKOIL, ADR (Oils)                                                        32,750            2,411,710
-----------------------------------------------------------------------------------------------------
Yukos, ADR (Oils)                                                         30,037            1,513,865
-----------------------------------------------------------------------------------------------------
                                                                                           $4,874,463
-----------------------------------------------------------------------------------------------------
South Africa - 15.0%
-----------------------------------------------------------------------------------------------------
ABSA Group Ltd. (Banks)                                                  131,200             $565,283
-----------------------------------------------------------------------------------------------------
African Bank Investments Ltd. (Banks)                                    188,900              145,126
-----------------------------------------------------------------------------------------------------
Anglo American Platinum Corp., Ltd. (Metals & Mining)                     25,950              881,749
-----------------------------------------------------------------------------------------------------
Anglo American PLC (Metals & Mining)*                                    213,370            3,304,386
-----------------------------------------------------------------------------------------------------
Gold Fields Ltd. (Metals & Mining)                                        51,770              582,049
-----------------------------------------------------------------------------------------------------

Impala Platinum Holdings Ltd. (Metals & Mining)                           15,480             $947,558
-----------------------------------------------------------------------------------------------------
MTN Group Ltd. (Telecommunications)                                       95,000              162,586
-----------------------------------------------------------------------------------------------------
Nedcor Ltd. (Banks)                                                       24,800              281,924
-----------------------------------------------------------------------------------------------------
Old Mutual PLC (Insurance)                                               405,600              581,610
-----------------------------------------------------------------------------------------------------
Sanlam Ltd. (Insurance)                                                  342,500              280,247
-----------------------------------------------------------------------------------------------------
Sasol Ltd. (Oils)                                                        107,600            1,264,854
-----------------------------------------------------------------------------------------------------
Standard Bank Investment Corp., Ltd. (Banks)                             149,900              602,783
-----------------------------------------------------------------------------------------------------
                                                                                           $9,600,155
-----------------------------------------------------------------------------------------------------
South Korea - 17.6%
-----------------------------------------------------------------------------------------------------
Hyundai Motor Co., Ltd. (Automotive)                                      35,630             $849,457
-----------------------------------------------------------------------------------------------------
Kia Motors Corp. (Automotive)                                             44,800              329,324
-----------------------------------------------------------------------------------------------------
Korea Electric Power Corp. (Utilities - Electric)                         39,590              653,825
-----------------------------------------------------------------------------------------------------
Korea Exchange Bank (Banks)                                               52,050              145,637
-----------------------------------------------------------------------------------------------------
KT&G Corp. (Tobacco)                                                      43,160              712,783
-----------------------------------------------------------------------------------------------------
LG Chem Ltd. (Chemicals)                                                  17,010              632,243
-----------------------------------------------------------------------------------------------------
LG Electronics Inc. (Electronics)                                         12,900              433,026
-----------------------------------------------------------------------------------------------------
POSCO, ADR (Steel)                                                        51,050            1,172,108
-----------------------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronics)                               15,520            4,162,649
-----------------------------------------------------------------------------------------------------
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)                     11,670              627,939
-----------------------------------------------------------------------------------------------------
Samsung SDI Co., Ltd. (Electronics)                                        7,800              499,122
-----------------------------------------------------------------------------------------------------
Shinhan Financial Group Co., Ltd. (Banks)                                 32,150              326,024
-----------------------------------------------------------------------------------------------------
SK Telecom Co., Ltd. (Telecommunications)                                  4,770              750,248
-----------------------------------------------------------------------------------------------------
                                                                                          $11,294,385
-----------------------------------------------------------------------------------------------------
Taiwan - 4.6%
-----------------------------------------------------------------------------------------------------
Asustek Computer, Inc. (Electronics)                                     152,000             $355,941
-----------------------------------------------------------------------------------------------------
China Development Finanical Holding Corp. (Financial
Conglomerate)                                                            770,000              280,486
-----------------------------------------------------------------------------------------------------
Chinatrust Financial Holdings Co., Ltd. (Financial
Conglomerate)                                                            377,000              291,006
-----------------------------------------------------------------------------------------------------
Formosa Plastic Corp. (Plastics)                                         505,430              664,847
-----------------------------------------------------------------------------------------------------
Fubon Financial Holdings Co., Ltd. (Financial
Conglomerate)                                                            418,000              327,488
-----------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd. (Personal Computers)                184,000              617,057
-----------------------------------------------------------------------------------------------------
President Chain Store Corp. (Retail)                                     305,470              408,000
-----------------------------------------------------------------------------------------------------
                                                                                           $2,944,825
-----------------------------------------------------------------------------------------------------

Thailand - 3.7%
-----------------------------------------------------------------------------------------------------
Bangkok Bank Public Co., Ltd. (Banks)                                    223,400             $364,036
-----------------------------------------------------------------------------------------------------
BEC World Public Co., Ltd. (Media)                                        99,500              529,331
-----------------------------------------------------------------------------------------------------
PTT Exploration and Production Public Co., Ltd. (Oils)                   108,200              368,186
-----------------------------------------------------------------------------------------------------
PTT Public Co., Ltd. (Oils)                                              341,400              507,232
-----------------------------------------------------------------------------------------------------
Siam Cement Public Co., Ltd. (Building Materials)                        108,900              349,691
-----------------------------------------------------------------------------------------------------
Siam Commercial Bank Public Co. Ltd. (Banks)                             311,600              265,080
-----------------------------------------------------------------------------------------------------
                                                                                           $2,383,556
-----------------------------------------------------------------------------------------------------
Turkey - 1.3%
-----------------------------------------------------------------------------------------------------
Akbank T.A.S. (Banks)                                                220,513,700             $806,758
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks (Identified Cost, $57,938,869)                                       $61,421,306
-----------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 1.8%
-----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Amortized Cost and Value                                            1,184,481           $1,184,481
-----------------------------------------------------------------------------------------------------

Short-Term Obligations - 2.4%
-----------------------------------------------------------------------------------------------------
                                                              PRINCIPAL AMOUNT
ISSUER                                                         (000 Omitted)                  $ VALUE
-----------------------------------------------------------------------------------------------------
General Electric Co., due 6/02/03                                         $1,043           $1,042,961
-----------------------------------------------------------------------------------------------------
Prudential Funding Corp., due 6/02/03                                        480              479,982
-----------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                            $1,522,943
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $60,646,293)                                          $64,128,730
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.0)%                                                        (1,393)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                       $64,127,337
-----------------------------------------------------------------------------------------------------
* Non-income producing security.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 5/31/03

ASSETS

Investments, at value including $1,156,065 of securities
on loan (identified cost, $60,646,293)                           $64,128,730
-----------------------------------------------------------------------------------------------------
Cash                                                                   9,000
-----------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $640,706)               639,623
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                    1,265,209
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      392,581
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                    277,686
-----------------------------------------------------------------------------------------------------
Total assets                                                                              $66,712,829
-----------------------------------------------------------------------------------------------------

LIABILITIES

Collateral for securities loaned, at value                        $1,184,481
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   494,436
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                    789,926
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                       3,662
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                        383
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                         2,077
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                      61
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               110,466
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                          $2,585,492
-----------------------------------------------------------------------------------------------------
Net assets                                                                                $64,127,337
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                  $82,157,391
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                    3,479,244
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                            (21,386,236)
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                     (123,062)
-----------------------------------------------------------------------------------------------------
Total                                                                                     $64,127,337
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   4,721,241
-----------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                     $27,179,515
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               1,987,801
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $13.67
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$13.67)                                                  $14.35
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                     $21,567,493
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               1,624,588
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $13.28
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                      $3,063,323
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 232,307
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $13.19
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                     $12,317,006
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 876,545
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $14.05
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.


See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 5/31/03

NET INVESTMENT INCOME

  Dividends                                                          $1,908,796
-----------------------------------------------------------------------------------------------------
  Interest                                                               85,860
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                               (180,873)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                    $1,813,783
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                       $754,520
-----------------------------------------------------------------------------------------------------
  Trustees" compensation                                                 13,425
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                        61,358
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                133,042
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                233,895
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                 34,357
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                      5,813
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                         118,217
-----------------------------------------------------------------------------------------------------
  Printing                                                               41,626
-----------------------------------------------------------------------------------------------------
  Postage                                                                20,686
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                          34,640
-----------------------------------------------------------------------------------------------------
  Legal fees                                                                 25
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                         146,757
-----------------------------------------------------------------------------------------------------
Total expenses                                                       $1,598,361
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (2,017)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                          (120,723)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $1,475,621
-----------------------------------------------------------------------------------------------------
Net investment income                                                                        $338,162
-----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Realized loss (identified cost basis) -
-----------------------------------------------------------------------------------------------------
  Investment transactions                                           $(4,789,385)
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                        (317,474)
-----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign
currency transactions                                                                     $(5,106,859)
-----------------------------------------------------------------------------------------------------
Change in unrealized depreciation
-----------------------------------------------------------------------------------------------------
  Investments                                                       $(2,166,897)
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies            (8,916)
-----------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign currency
translation                                                                               $(2,175,813)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and foreign
currency                                                                                  $(7,282,672)
-----------------------------------------------------------------------------------------------------
Decrease in net assets from operations                                                    $(6,944,510)
-----------------------------------------------------------------------------------------------------


See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 5/31                                                   2003                   2002

OPERATIONS

Net investment income                                                 $338,162                $88,184
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                        (5,106,859)             1,961,524
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                (2,175,813)             1,893,776
----------------------------------------------------------------  ------------            -----------
Increase (decrease) in net assets from operations                  $(6,944,510)            $3,943,484
----------------------------------------------------------------  ------------            -----------
Net increase (decrease) in net assets from fund
share transactions                                                 $(2,615,131)            $8,682,325
----------------------------------------------------------------  ------------            -----------
Total increase (decrease) in net assets                            $(9,559,641)           $12,625,809
----------------------------------------------------------------  ------------            -----------

NET ASSETS

At beginning of period                                             $73,686,978            $61,061,169
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment loss
of $123,062 and $149,750, respectively)                            $64,127,337            $73,686,978
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions). This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 5/31

CLASS A                                                      2003            2002            2001           2000          1999

Net asset value, beginning of period                       $15.16          $14.07          $15.35         $13.77        $16.06
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#(S)(S)
  Net investment income (loss)(S)                           $0.09           $0.05           $0.07         $(0.15)        $0.05
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                          (1.58)           1.04           (1.35)          1.73         (2.25)
---------------------------------------------------------  -------         -------         -------        -------       -------
Total from investment operations                           $(1.49)          $1.09          $(1.28)         $1.58        $(2.20)
---------------------------------------------------------  -------         -------         -------        -------       -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  In excess of net realized gain on investments and
  foreign currency transactions                               $--             $--             $--            $--        $(0.09)
---------------------------------------------------------  -------         -------         -------        -------       -------
Total distributions declared to shareholders                  $--             $--             $--            $--        $(0.09)
---------------------------------------------------------  -------         -------         -------        -------       -------
Net asset value, end of period                             $13.67          $15.16          $14.07         $15.35        $13.77
---------------------------------------------------------  -------         -------         -------        -------       -------
Total return (%)(+)                                         (9.83)           7.60           (8.27)         11.47        (13.56)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S)

Expenses##                                                   2.29            2.34            2.24           2.26          2.45
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)(S)                           0.68            0.37            0.45          (0.92)         0.37
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            214             189             154            161           108
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                 $27,180         $33,212         $29,060        $34,515       $29,233
-------------------------------------------------------------------------------------------------------------------------------
(S) Effective July 1, 1999, the investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                $0.06           $0.02           $0.04         $(0.17)          $--
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (TO AVERAGE NET ASSETS)
Expenses (%)##                                               2.49            2.54            2.42           2.40            --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (%)                             0.48            0.17            0.27          (1.06)           --
-------------------------------------------------------------------------------------------------------------------------------

     # Per share data is based on average shares outstanding. ## Ratios do not reflect reductions from certain expense offset arrangements.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(S)(S) As required, effective June 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended May
       31, 2002, was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.02%. Per share, ratios, and supplemental data for the periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 5/31

CLASS B                                                      2003            2002            2001           2000          1999

Net asset value, beginning of period                       $14.79          $13.80          $15.13         $13.64        $16.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)
  Net investment income (loss)(S)                           $0.01          $(0.01)         $(0.01)        $(0.22)       $(0.01)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                          (1.52)           1.00           (1.32)          1.71         (2.26)
---------------------------------------------------------  -------         -------         -------        -------       -------
Total from investment operations                           $(1.51)          $0.99          $(1.33)         $1.49        $(2.27)
---------------------------------------------------------  -------         -------         -------        -------       -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  In excess of net realized gain on investments and
  foreign currency transactions                               $--             $--             $--            $--        $(0.09)
---------------------------------------------------------  -------         -------         -------        -------       -------
Total distributions declared to shareholders                  $--             $--             $--            $--        $(0.09)
---------------------------------------------------------  -------         -------         -------        -------       -------
Net asset value, end of period                             $13.28          $14.79          $13.80         $15.13        $13.64
---------------------------------------------------------  -------         -------         -------        -------       -------
Total return (%)                                           (10.34)           7.17           (8.85)         11.00        (14.05)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S)

Expenses##                                                   2.79            2.84            2.74           2.75          2.95
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)(S)                           0.10           (0.10)          (0.04)         (1.40)        (0.09)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            214             189             154            161           108
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                 $21,568         $32,671         $27,584        $34,374       $32,257
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective July 1, 1999, the investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                        $(0.01)         $(0.04)         $(0.03)        $(0.24)          $--
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (TO AVERAGE NET ASSETS)
Expenses (%)##                                               2.99            3.04            2.92           2.89            --
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss (%)                                     (0.10)          (0.30)          (0.22)         (1.54)           --
-------------------------------------------------------------------------------------------------------------------------------

     # Per share data is based on average shares outstanding.
    ## Ratios do not reflect reductions from certain expense offset arrangements.
(S)(S) As required, effective June 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended May
       31, 2002, was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.02%. Per share, ratios, and supplemental data for the periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 5/31

CLASS C                                                      2003            2002            2001           2000          1999
Net asset value, beginning of period                       $14.69          $13.71          $15.05         $13.57        $15.88
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income (loss)(S)                           $0.01          $(0.01)         $(0.01)        $(0.21)       $(0.01)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                          (1.51)           0.99           (1.33)          1.69         (2.21)
---------------------------------------------------------  -------         -------         -------        -------       -------
Total from investment operations                           $(1.50)          $0.98          $(1.34)         $1.48        $(2.22)
---------------------------------------------------------  -------         -------         -------        -------       -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  In excess of net realized gain on investments and
  foreign currency transactions                               $--             $--             $--            $--        $(0.09)
---------------------------------------------------------  -------         -------         -------        -------       -------
Total distributions declared to shareholders                  $--             $--             $--            $--        $(0.09)
---------------------------------------------------------  -------         -------         -------        -------       -------
Net asset value, end of period                             $13.19          $14.69          $13.71         $15.05        $13.57
---------------------------------------------------------  -------         -------         -------        -------       -------
Total return                                               (10.35)           7.15           (8.90)         10.91        (13.84)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S)

Expenses##                                                   2.79            2.84            2.74           2.75          2.93
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)(S)                           0.08           (0.05)          (0.06)         (1.33)        (0.10)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            214             189             154            161           108
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                  $3,063          $5,213          $3,530         $4,860        $4,182
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective July 1, 1999, the investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                        $(0.01)         $(0.03)         $(0.03)        $(0.23)          $--
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (TO AVERAGE NET ASSETS)
Expenses (%)##                                               2.99            3.04            2.92           2.89            --
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss (%)                                     (0.12)          (0.25)          (0.24)         (1.47)           --
-------------------------------------------------------------------------------------------------------------------------------

     # Per share data is based on average shares outstanding.
    ## Ratios do not reflect reductions from certain expense offset arrangements.
(S)(S) As required, effective June 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended May
       31, 2002, was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.02%. Per share, ratios, and supplemental data for the periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 5/31

CLASS I                                                     2003            2002            2001           2000          1999
Net asset value, beginning of period                       $15.50          $14.32          $15.55         $13.88        $16.11
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income (loss)(S)                           $0.25           $0.17           $0.15         $(0.07)        $0.11
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                          (1.70)           1.01           (1.38)          1.74         (2.25)
-------------------------------------------------------    ------          ------          ------         ------        ------
Total from investment operations                           $(1.45)          $1.18          $(1.23)         $1.67        $(2.14)
-------------------------------------------------------    ------          ------          ------         ------        ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  In excess of net realized gain on investments and
  foreign currency transactions                               $--             $--             $--            $--        $(0.09)
-------------------------------------------------------    ------          ------          ------         ------        ------
Total distributions declared to shareholders                  $--             $--             $--            $--        $(0.09)
-------------------------------------------------------    ------          ------          ------         ------        ------
Net asset value, end of period                             $14.05          $15.50          $14.32         $15.55        $13.88
-------------------------------------------------------    ------          ------          ------         ------        ------
Total return                                                (9.42)           8.24           (7.91)         12.03        (13.09)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S)

Expenses##                                                   1.79            1.84            1.74           1.74          1.96
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)(S)                           1.93            1.23            1.02          (0.43)         0.88
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            214             189             154            161           108
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                 $12,317          $2,590            $887           $865          $540
------------------------------------------------------------------------------------------------------------------------------

(S) Effective July 1, 1999, the investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                $0.22           $0.14           $0.12         $(0.09)          $--
------------------------------------------------------------------------------------------------------------------------------
RATIOS (TO AVERAGE NET ASSETS)
Expenses (%)##                                               1.99            2.04            1.92           1.88            --
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (%)                             1.73            1.03            0.84          (0.57)           --
------------------------------------------------------------------------------------------------------------------------------

     # Per share data is based on average shares outstanding.
    ## Ratios do not reflect reductions from certain expense offset arrangements.
(S)(S) As required, effective June 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended May
       31, 2002, was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share, ratios, and supplemental data for the periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Bonds and other fixed income securities (other than short-term obligations) of U.S. issuers in the fund's portfolio are valued at an evaluated bid price on the basis of quotes from brokers and dealers or on the basis of valuations furnished by a pricing service. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Non-U.S. denominated short-term obligations are valued at amortized cost as calculated in the foreign currency and translated into U.S. dollars at the closing daily exchange rate. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by the federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, derivatives, passive foreign investment companies and timing of capital losses.

The fund paid no distributions for the years ended May 31, 2003 and May 31, 2002.

During the year ended May 31, 2003, accumulated net investment loss increased by $311,474, accumulated net realized loss on investments and foreign currency transactions decreased by $314,329, and paid-in capital decreased by $2,855 due to differences between book and tax accounting for currency transactions and net operating losses. This change had no effect on the net assets or net asset value per share.

As of May 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

    Undistributed ordinary income                              $--
    ---------------------------------------------------------------
    Undistributed long-term capital gain                        --
    ---------------------------------------------------------------
    Capital loss carryforward                          (18,247,081)
    ---------------------------------------------------------------
    Unrealized appreciation                              2,332,349
    ---------------------------------------------------------------
    Other temporary differences                         (2,115,322)
    ---------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

    EXPIRATION DATE

    March 31, 2007                                      $9,430,506
    ---------------------------------------------------------------
    March 31, 2008                                              --
    ---------------------------------------------------------------
    March 31, 2009                                       2,132,651
    ---------------------------------------------------------------
    March 31, 2010                                       4,354,821
    ---------------------------------------------------------------
    March 31, 2011                                       2,329,103
    ---------------------------------------------------------------
    Total                                              $18,247,081
    ---------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 1.25% of the fund's average daily net assets. The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. This voluntary reduction in the management fee effective July 1, 1999 may be rescinded by MFS only with the approval of the fund's Board of Trustees. Management fees incurred for the year ended May 31, 2003 were 1.05% of average daily net assets on an annualized basis.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees. Included in Trustees' compensation is a pension expense of $10,362 for inactive trustees for the year ended May 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

    First $2 billion                                        0.0175%
    ---------------------------------------------------------------
    Next $2.5 billion                                       0.0130%
    ---------------------------------------------------------------
    Next $2.5 billion                                       0.0005%
    ---------------------------------------------------------------
    In excess of $7 billion                                 0.0000%
    ---------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $10,666 for the year ended May 31, 2003, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                             CLASS A       CLASS B       CLASS C

Distribution Fee                               0.25%         0.75%         0.75%
--------------------------------------------------------------------------------
Service Fee                                    0.25%         0.25%         0.25%
--------------------------------------------------------------------------------
Total Distribution Plan                        0.50%         1.00%         1.00%
--------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended May 31, 2003, amounted to:

                                             CLASS A       CLASS B       CLASS C

Service Fee Retained by MFD                   $4,735          $408          $121
--------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended May 31, 2003, were as follows:

                                             CLASS A       CLASS B       CLASS C

Total Distribution Plan                        0.50%         1.00%         1.00%
--------------------------------------------------------------------------------

Certain Class A, Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended May 31, 2003, were as follows:

                                             CLASS A       CLASS B       CLASS C

Contingent Deferred Sales Charges Imposed    $12,267       $49,902          $812
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $124,015,703 and $126,617,890, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                       $61,793,188
      -----------------------------------------------------------------
      Gross unrealized appreciation                         $5,592,262
      -----------------------------------------------------------------
      Gross unrealized depreciation                         (3,256,720)
      -----------------------------------------------------------------
      Net unrealized appreciation                           $2,335,542
      -----------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                             Year ended 5/31/03              Year ended 5/31/02
                          SHARES        AMOUNT         SHARES        AMOUNT

CLASS A SHARES

Shares sold               2,261,257    $29,451,831     2,154,551    $29,548,998
--------------------------------------------------------------------------------
Shares reacquired        (2,464,842)   (32,193,104)   (2,027,930)   (27,497,682)
--------------------------------------------------------------------------------
Net increase (decrease)   (203,585)   $(2,741,273)       126,621     $2,051,316
--------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                 513,940     $6,670,897     1,065,201    $14,959,175
--------------------------------------------------------------------------------
Shares reacquired        (1,098,918)   (14,215,458)     (854,822)   (11,309,288)
--------------------------------------------------------------------------------
Net increase (decrease)    (584,978)   $(7,544,561)      210,379      $3,649,887
--------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                 311,687     $3,907,854       473,464     $6,489,547
--------------------------------------------------------------------------------
Shares reacquired          (434,277)    (5,532,030)     (376,012)    (5,089,288)
--------------------------------------------------------------------------------
Net increase (decrease)    (122,590)   $(1,624,176)        97,452     $1,400,259
--------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                 862,470    $11,329,023       147,973     $2,220,815
--------------------------------------------------------------------------------
Shares reacquired          (153,063)    (2,034,144)      (42,814)      (639,952)
--------------------------------------------------------------------------------
Net increase                709,407     $9,294,879        105,159     $1,580,863
--------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $437 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the year.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, swap agreements, and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

(8) CHANGE IN ACCOUNTING PRINCIPLE

As required, effective June 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to June 1, 2001, the fund did not amortize premium on debt securities.

The effect of this change for the year ended May 31, 2002 was to decrease net investment income by $12,973, increase net unrealized appreciation by $12,973. The Statement of Changes in Net Assets and Financial Highlights for prior periods has not been restated to reflect this change in presentation.

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust X and Shareholders of MFS Emerging Markets Equity Fund:

We have audited the accompanying statement of assets and liabilities of MFS Emerging Markets Equity Fund (the Fund), including the portfolio of investments, as of May 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Emerging Markets Equity Fund at May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                               /s/ ERNST & YOUNG LLP

Boston, Massachusetts
July 11, 2003

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust X, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)
INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued
OFFICERS
JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                  York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer, General Manager, Mutual Funds (prior to
STEPHEN E. CAVAN (born 11/06/53)                         September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary            Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/01/53)                     President
Assistant Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers             Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       DIRECTOR OF GLOBAL EQUITY RESEARCH
Massachusetts Financial Services Company                 David A. Antonelli(1)
500 Boylston Street, Boston, MA
02116-3741                                               CUSTODIAN
                                                         State Street Bank and Trust Company
DISTRIBUTOR                                              225 Franklin Street, Boston, MA
MFS Fund Distributors, Inc.                              02110
500 Boylston Street, Boston, MA
02116-3741                                               AUDITORS
                                                         Ernst & Young LLP
PORTFOLIO MANAGER
Nicholas Smithie(1)

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.


-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV, reporting the federal tax status of all distributions paid during the calendar year 2003.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number        Hours, Eastern Time
-------------------------------------------------------------------------------
General information          1-800-225-2606          8 a.m. to 8 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576          9 a.m. to 5 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Shares prices, account       1-800-MFS-TALK
balances                     (1-800-637-8255)
exchanges or stock and       touch-tone required     24 hours a day, 365 days a
bond outlooks                                        year
-------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C)2003 MFS Investment Management(R)
MFS(R) Investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                           FEM-ANN-7/03   23.1M

[logo] M F S(R)                                             ANNUAL REPORT
INVESTMENT MANAGEMENT                                       MAY 31, 2003

[graphic omitted]

                                         MFS(R) FUNDAMENTAL GROWTH FUND
                                                MFS(R) GEMINI U.K. FUND

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
       NOT A DEPOSIT         NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) FUNDAMENTAL GROWTH FUND                          MFS(R) GEMINI U.K. FUND

The following tables present certain information regarding the Trustees and officers of MFS Series Trust X, of which each fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

                 NAME, POSITION WITH THE TRUST, AGE, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES* (born 06/02/55) Chairman                 LAWRENCE T. PERERA (born 06/23/35) Trustee
Massachusetts Financial Services Company, Chairman          Hemenway & Barnes (attorneys), Partner

JOHN W. BALLEN* (born 09/12/59) Trustee and President       WILLIAM J. POORVU (born 04/10/35) Trustee
Massachusetts Financial Services Company, Chief             Private investor; Harvard University Graduate School of
Executive Officer and Director                              Business Administration, Class of 1961 Adjunct
                                                            Professor in Entrepreneurship Emeritus; CBL &
KEVIN R. PARKE* (born 12/14/59) Trustee                     Associates Properties, Inc. (real estate investment
Massachusetts Financial Services Company, President,        trust), Director
Chief Investment Officer, and Director
                                                            J. DALE SHERRATT (born 09/23/38) Trustee
INDEPENDENT TRUSTEES                                        Insight Resources, Inc. (acquisition planning
                                                            specialists), President; Wellfleet Investments
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee              (investor in health care companies), Managing General
Brigham and Women's Hospital, Chief of Cardiac Surgery;     Partner (since 1993); Cambridge Nutraceuticals
Harvard Medical School, Professor of Surgery                (professional nutritional products), Chief Executive
                                                            Officer (until May 2001)
WILLIAM R. GUTOW (born 09/27/41) Trustee
Private investor and real estate consultant; Capitol        ELAINE R. SMITH (born 04/25/46) Trustee
Entertainment Management Company (video franchise),         Independent health care industry consultant
Vice Chairman
                                                            WARD SMITH (born 09/13/30) Trustee
J. ATWOOD IVES (born 05/01/36) Trustee                      Private investor
Private investor; KeySpan Corporation (energy related
services), Director; Eastern Enterprises (diversified
services company), Chairman, Trustee and Chief
Executive Officer (until November 2000)

ABBY M. O'NEILL (born 04/27/28) Trustee
Private investor; Rockefeller Financial Services, Inc.
(investment advisers), Chairman and Chief Executive
Officer

OFFICERS

JEFFREY L. SHAMES (born 06/02/55) Chairman                  ROBERT R. FLAHERTY (born 09/18/63) Assistant Treasurer
Massachusetts Financial Services Company, Chairman          Massachusetts Financial Services Company, Vice
                                                            President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 9/12/59) Trustee and President         Senior Vice President (prior to August 2000)
Massachusetts Financial Services Company, Chief
Executive Officer and Director                              RICHARD M. HISEY (born 08/29/58) Treasurer
                                                            Massachusetts Financial Services Company, Senior Vice
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant           President (since July 2002); The Bank of New York,
Secretary and Assistant Clerk                               Senior Vice President (September 2000 to July 2002);
Massachusetts Financial Services Company, Senior Vice       Lexington Global Asset Managers, Inc., Executive Vice
President and Associate General Counsel                     President and Chief Financial Officer, General Manager,
                                                            Mutual Funds (prior to September 2000)
STEPHEN E. CAVAN (born 11/06/53) Secretary and Clerk
Massachusetts Financial Services Company, Senior Vice       ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
President, General Counsel and Secretary                    Massachusetts Financial Services Company, Vice
                                                            President
STEPHANIE A. DESISTO (born 10/01/53) Assistant Treasurer
Massachusetts Financial Services, Vice President (since     JAMES O. YOST (born 06/12/60) Assistant Treasurer
April 2003); Brown Brothers Harriman & Co., Senior Vice     Massachusetts Financial Services Company, Senior Vice
President (November 2002 to April 2003); ING Groep          President
N.V./Aeltus Investment Management, Senior Vice
President (prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS.
Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e.,
    "public companies").
  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act)
    which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston
    Street, Boston, Massachusetts 02116.

INVESTMENT ADVISER                           CUSTODIAN

Massachusetts Financial Services Company     State Street Bank and Trust Company
500 Boylston Street                          225 Franklin Street
Boston, MA 02116-3741                        Boston, MA 02110

DISTRIBUTOR                                  AUDITORS

MFS Fund Distributors, Inc.                  Deloitte & Touche LLP
500 Boylston Street                          200 Berkeley Street
Boston, MA 02116-3741                        Boston, MA 02116

PORTFOLIO MANAGERS

Robert A. Henderson+
Deborah H. Miller+
James M. Perkins+

+ MFS Investment Management

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY

At MFS(R), we are committed to protecting your privacy.

On behalf of the MFS Family of Funds(R), the MFS(R) Institutional Trusts, the Vertex(SM) Funds, Massachusetts Financial Services Company, and certain affiliates(1) (collectively, "MFS," "we," "us" or "our"), this privacy policy outlines certain of our policies designed to maintain the privacy of your nonpublic personal information.

Nonpublic personal information includes much of the information you provide to us and the related information about you and your transactions involving your MFS investment product or service. Examples of nonpublic personal information include the information you provide on new account applications for MFS investment products or services, your share balance or transactional history, and the fact that you are a customer of MFS.

We may collect nonpublic personal information about you from the following sources:

  o information we receive from you on applications or other forms

  o information about your transactions with us, our affiliates, or others, and

  o information we receive from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may disclose all of the information we collect, as described above, to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing arrangements.

We restrict access to nonpublic personal information about you to personnel who are necessary or appropriate to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

Our privacy policy applies only to individual MFS investors who have a direct relationship with us. If you own MFS products or receive MFS investment services in the name of a third-party broker/dealer, bank, investment adviser, or other financial service provider, that third-party's privacy policies may apply to you and our privacy policy may not.

If you have any questions with respect to MFS' privacy policy, please call 1-800-255-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

(1) MFS Institutional Advisors, Inc., Vertex Investment Management, Inc., MFS Original Research Advisors, LLC, MFS Original Research Partners, LLC,
    MFS(R) Heritage Trust Company(SM), and MFS Fund Distributors, Inc.
--------------------------------------------------------------------------------

MANAGEMENT REVIEW

MFS(R) Fundamental Growth Fund

Dear Shareholders,

For the 12 months ended May 31, 2003, Class A shares of the fund provided a total return of 0.88%. This return, which includes the reinvestment of any dividends and capital gains distributions but excludes the effects of any sales charges, compares to a -9.59% return over the same period for the fund's benchmark, the Russell 2000 Growth Index (the Russell Index), which measures the performance of U.S. small-cap growth stocks. The fund's performance also compares to a return of -7.97% for the Russell 3000 Growth Index, which measures the performance of U.S. growth stocks. During the same period, the average small-cap core fund tracked by Lipper Inc., an independent firm that reports mutual fund performance, returned -9.72%.

The fund invests primarily in stocks of small- and mid-capitalization companies that our research indicates have the potential for high growth, as measured by earnings per share, cash flow, and other fundamental company factors. Our search for investment opportunities is concentrated on firms with market capitalizations ranging from $20 million to about $10 billion. The fund's prospectus, however, does allow for flexibility in the market caps of our holdings, and we anticipate that an element of our strategy will be to let some of our winners run as they increase in market cap.

CONTRIBUTORS TO PERFORMANCE
Over the period, the fund's strongest-performing sectors included financial services, transportation and retailing. Within the financial services sector, stock selection, as well as a relatively overweighted position in the sector, aided results. PHSB Financial Corporation, which was sold out of the portfolio during the period, and Friedman, Billings, Ramsey Group were financial services holdings that performed well.

In the transportation sector, Dynamex was a stock that performed strongly. In retailing, the fund's holding in Petsmart helped results. Leapfrog, in the leisure sector, and Digital Insight, in the miscellaneous sector, also contributed to performance; both stocks were sold out of the portfolio by period-end.

DETRACTORS FROM PERFORMANCE
Technology and energy were the fund's weakest-performing sectors, due largely to stock selection in both sectors. Pinnacle Systems was one technology holding that hurt results and was sold out of the portfolio. Short positions in the technology and telecommunications areas also detracted from performance. In addition, Accredo Health, AMN Healthcare Services, HealthSouth, and A.C. Moore Arts and Crafts were holdings that proved negative for performance and were sold out of the portfolio by period-end.

     Respectfully,

 /s/ Robert A. Henderson

     Robert A. Henderson
     Portfolio Manager

Note to shareholders: Effective May 21, 2003, the Russell 2000 Growth Index replaced the Russell 3000 Growth Index as the fund's benchmark. We believe the Russell 2000 Growth Index more accurately reflects our small- and mid-cap growth discipline, offering investors a more reliable objective measure of the fund's performance.

MFS(R) Gemini U.K. Fund

Dear Shareholders,

For the 12 months ended May 31, 2003, Class A shares of the fund provided a total return of -6.24%. This return, which includes the reinvestment of any dividends and capital gains distributions but excludes the effects of any sales charges, compares to a -7.57% return over the same period for the fund's benchmark, the Financial Times Stock Exchange 350 Index (the FTSE 350). The FTSE 350 Index measures the performance of the major capital and industry segments of the U.K. market. During the same period, the average European regions fund tracked by Lipper Inc., an independent firm that tracks mutual fund performance, returned -10.16%.

The fund has historically focused on larger-cap stocks in the United Kingdom. We have typically maintained 50 to 70 stocks in the portfolio; holdings are selected using a rigorous screening process involving both MFS(R) Original Research and quantitative models.

CONTRIBUTORS TO PERFORMANCE
Over the period, the fund's strongest-performing sectors included financial services, miscellaneous, and transportation. Within the financial services sector, stocks that helped performance included Amlin, Wellington Underwriting, and Standard Chartered. In the miscellaneous sector, the fund benefited from stock selection and from being underweighted in the sector, relative to the FTSE
350. Arriva was our strongest contributor in the transportation area. In the industrial goods and services sector, the fund's relative underweighting in BAE Systems also helped performance, as that stock underperformed during the period.

DETRACTORS FROM PERFORMANCE
Retailing, basic materials, and utilities and communications were the fund's weakest-performing sectors over the period. Signet Group and Marks & Spencer Group were significant detractors in the retailing area. Lonmin in the basic materials area, as well as BT Group in the utilities and telecommunications area, were holdings that hurt results. Invensys in the industrial goods and services sector was also a significant detractor from performance, as were St. James' Place and HBOS in the financial services sector. The latter three holdings were sold out of the portfolio by period-end.

Respectfully,
 /s/ Deborah H. Miller                            /s/ James M. Perkins

     Deborah H. Miller                                James M. Perkins
     Portfolio Manager                                Portfolio Manager

The opinions expressed in these reports are those of the portfolio managers and are current only through the end of the period as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolios are actively managed, and current holdings may be different.

PERFORMANCE SUMMARY

Currently, each fund offers only Class A shares, which are available for purchase at net asset value only by residents of the Commonwealth of Massachusetts who are employees (or certain relatives of employees) of MFS and its affiliates or members of the governing boards of the various funds sponsored by MFS.

The following information illustrates the historical performance of each fund's Class A shares in comparison to their benchmarks. Performance results reflect the maximum applicable sales charge and the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. (See Notes to Performance Summary.) It is not possible to invest directly in an index.

MFS(R) FUNDAMENTAL GROWTH FUND(1)(2)(4)(5)(7)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, December 29, 2000, through May 31, 2003. Index information is from January 1, 2001.)

      MFS Fundamental     Russell 3000        Russell 2000
       Growth Fund          Growth              Growth
        - Class A            Index               Index
----------------------------------------------------------
12/00   $ 9,425            $10,000             $10,000
5/01     10,509              8,846               9,738
5/02      9,574              7,033               8,198
5/03      9,659              6,473               7,411


TOTAL RATES OF RETURN THROUGH MAY 31, 2003

CLASS A

                                                        1 Year         Life*
------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge          +0.88%       + 2.48%
------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge      +0.88%       + 1.02%
------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge**    -4.92%       - 1.43%
------------------------------------------------------------------------------

COMPARATIVE INDICES(+)

                                                        1 Year         Life*
------------------------------------------------------------------------------
Average small-cap core fund+                            -9.72%       - 0.40%
------------------------------------------------------------------------------
Russell 2000 Growth Index#***                           -9.59%       -11.66%
------------------------------------------------------------------------------
Russell 3000 Growth Index#                              -7.97%       -16.47%
------------------------------------------------------------------------------
  * For the period from the commencement of the fund's investment operations, December 29, 2000, through May 31, 2003.
    Index information is from January 1, 2001.
 ** Takes into account the maximum sales charge of 5.75%.
*** Effective May 21, 2003, we no longer use the Russell 3000 Growth Index as a benchmark because we believe the Russell 2000 Growth Index better reflects the fund's investment policies and objectives.
(+) Average annual rates of return.
  + Source: Lipper Inc.
  # Source: Standard & Poor's Micropal, Inc.

MFS(R) GEMINI U.K. FUND(1)(3)(6)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, December 29, 2000, through May 31, 2003. Index information is from January 1, 2001.)

                 MFS Gemini U.K.          FTSE
                  Fund - Class A        350 Index
--------------------------------------------------
12/00                $9,425             $10,000
5/01                  8,643               9,031
5/02                  8,148               8,442
5/03                  7,640               7,803

TOTAL RATES OF RETURN THROUGH MAY 31, 2003

CLASS A

                                                        1 Year         Life*
------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge         - 6.24%       -18.94%
------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge     - 6.24%       - 8.31%
------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge**   -11.63%       -10.53%
------------------------------------------------------------------------------

COMPARATIVE INDICES(+)

                                                        1 Year         Life*
------------------------------------------------------------------------------
Average European regions fund+                         -10.16%       -12.91%
------------------------------------------------------------------------------
FTSE 350 Index#                                        - 7.57%       - 9.76%
------------------------------------------------------------------------------
  * For the period from the commencement of the fund's investment operations, December 29, 2000, through May 31, 2003.
    Index information is from January 1, 2001.
 ** Takes into account the maximum sales charge of 5.75%.
(+) Average annual rates of return.
  + Source: Lipper Inc.
  # Source: Standard & Poor's Micropal, Inc.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and include the reinvestment of dividends and capital gains distributions.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN.

KEY RISK CONSIDERATIONS

(1) Investments in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.
(2) Investing in small companies is riskier than investing in more-established companies.
(3) Because the portfolio invests in a limited number of companies, a change in one security's value may have a more significant effect on the portfolio's value.
(4) The portfolio may participate in the initial public offering (IPO) market, and a significant portion of the portfolio's returns may be attributable to investment in IPOs, which may have greater impact on performance of a portfolio while its asset base is small. There is no guarantee the portfolio will experience similar performance as its assets grow.
(5) The portfolio utilizes short sales as an investment technique and will suffer a loss if it sells a security short and the value of that security rises.
(6) The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.
(7) Investing in mid-sized companies is riskier than investing in more-established companies.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

PORTFOLIO OF INVESTMENTS -- May 31, 2003

MFS FUNDAMENTAL GROWTH FUND

Stocks - 97.6%
---------------------------------------------------------------------------
ISSUER                                                SHARES          VALUE
---------------------------------------------------------------------------
U.S. Stocks - 93.1%
  Advertising & Broadcasting - 5.0%
    Cox Radio, Inc., "A"*                                200       $  4,558
    Cumulus Media, Inc.*                                 300          5,427
    Paxson Communications Corp.*                       2,000         13,180
    Saga Communications, Inc.*                           200          3,830
                                                                   --------
                                                                   $ 26,995
---------------------------------------------------------------------------
  Airlines - 12.4%
    AirTran Holdings, Inc.*                              700       $  5,194
    Alaska Air Group, Inc.*                              400          7,604
    Atlantic Coast Airlines Holdings, Inc.*            1,200         11,364
    Continental Airlines, Inc.*                          700          7,714
    Delta Air Lines, Inc.                                600          8,016
    Frontier Airlines, Inc.*                             800          5,592
    Mesa Air Group, Inc.*                              1,800         11,124
    SkyWest, Inc.                                        700          9,576
                                                                   --------
                                                                   $ 66,184
---------------------------------------------------------------------------
  Auto Parts - 0.6%
    O'Reilly Automotive, Inc.*                           100       $  3,053
---------------------------------------------------------------------------
  Banks & Credit Cos. - 4.2%
    Citizens South Banking Corp.                         200       $  2,728
    Firstfed America Bancorp, Inc.                       100          3,175
    Hancock Holding Co.                                  100          4,737
    Mystic Financial, Inc.                               300          6,588
    Sound Federal Bancorp, Inc.                          400          5,320
                                                                   --------
                                                                   $ 22,548
---------------------------------------------------------------------------
  Biotechnology - 2.2%
    InterMune, Inc.*                                     200       $  5,036
    Molecular Devices Corp.*                             400          6,740
                                                                   --------
                                                                   $ 11,776
---------------------------------------------------------------------------
  Business Services - 6.5%
    Acxiom Corp.*                                        500       $  7,495
    aQuantive, Inc.*                                     700          5,544
    Arbitron, Inc.*                                      100          3,505
    Digital River, Inc.*                                 200          3,932
    FTI Consulting, Inc.*                                100          3,671
    Perot Systems Corp.*                                 500          5,305
    Sapient Corp.*                                     2,300          5,428
                                                                   --------
                                                                   $ 34,880
---------------------------------------------------------------------------
  Computer Software - Services - 13.7%
    Ansoft Corp.                                         400       $  4,328
    ANSYS, Inc.*                                         200          5,710
    Axeda Systems, Inc.*                               5,000          4,850
    Borland Software Corp.*                              500          5,060
    Cognos, Inc.*                                        200          5,492
    Docent, Inc.*                                      1,000          3,340
    Inet Technologies, Inc.*                             400          3,592
    Kronos, Inc.*                                        300         14,670
    Open Text Corp.*                                     500         15,740
    Progress Software Corp.*                             200          4,086
    SS&C Technologies, Inc.*                             400          6,500
                                                                   --------
                                                                   $ 73,368
---------------------------------------------------------------------------
  Electronics - 10.1%
    02Micro International Ltd.*                          400       $  6,156
    Agere Systems, Inc.*                                 900          2,106
    Amphenol Corp.*                                      100          4,725
    Applied Micro Circuits Corp.*                      1,000          5,020
    Cypress Semiconductor Corp.*                         900          9,945
    Exar Corp.*                                          200          3,250
    Excel Technology, Inc.*                              200          4,766
    Harman International Industries, Inc.                100          7,420
    Kopin Corp.*                                         900          4,842
    Silicon Laboratories, Inc.*                          200          5,950
                                                                   --------
                                                                   $ 54,180
---------------------------------------------------------------------------
  Financial Services - 4.1%
    Affiliated Managers Group, Inc.                      100       $  5,500
    First Albany Cos., Inc.                              500          5,625
    Friedman, Billings, Ramsey Group, Inc.               800         10,640
                                                                   --------
                                                                   $ 21,765
---------------------------------------------------------------------------
  Healthcare - Other - 1.0%
    VCA Antech, Inc.*                                    300       $  5,640
---------------------------------------------------------------------------
  Internet - 2.4%
    Drugstore.com, Inc.*                               1,000       $  4,760
    LookSmart Ltd.*                                      600          1,416
    Priceline.com, Inc.*                               1,600          6,528
                                                                   --------
                                                                   $ 12,704
---------------------------------------------------------------------------
  Medical & Health Products - 5.9%
    CryoLife, Inc.*                                      500       $  4,530
    Dade Behring Holdings, Inc.*                         300          6,828
    Hologic, Inc.*                                     1,100         13,750
    IDEXX Laboratories, Inc.*                            100          3,578
    Thoratec Corp.*                                      200          2,746
                                                                   --------
                                                                   $ 31,432
---------------------------------------------------------------------------
  Photographic Products - 1.1%
    Lexar Media, Inc.*                                   800       $  5,896
---------------------------------------------------------------------------
  Restaurants & Lodging - 2.0%
    Four Seasons Hotels, Inc.                            200       $  7,310
    Interstate Hotels & Resorts, Inc.*                   700          3,381
                                                                   --------
                                                                   $ 10,691
---------------------------------------------------------------------------
  Retail - 6.4%
    Guitar Center, Inc.*                                 200       $  4,790
    Hot Topic, Inc.*                                     200          5,334
    PETCO Animal Supplies, Inc.*                         200          4,204
    PETsMART, Inc.*                                      200          3,458
    Regis Corp.                                          200          5,840
    Too, Inc.*                                           300          5,229
    Wolverine World Wide, Inc.                           300          5,511
                                                                   --------
                                                                   $ 34,366
---------------------------------------------------------------------------
  Telecommunications - 1.7%
    NMS Communications Corp.*                          2,400       $  3,418
    UnitedGlobalCom, Inc.*                             1,200          5,532
                                                                   --------
                                                                   $  8,950
---------------------------------------------------------------------------
  Telecommunications - Wireless - 4.5%
    NII Holdings, Inc.*                                  400       $ 14,396
    SpectraSite, Inc.*                                   200          9,880
                                                                   --------
                                                                   $ 24,276
---------------------------------------------------------------------------
  Transportation - 5.3%
    Dynamex, Inc.*                                       600       $  3,372
    Heartland Express, Inc.*                             200          4,720
    Knight Transportation, Inc.*                         100          2,536
    Swift Transportation, Inc.*                          500         10,270
    UTi Worldwide, Inc.                                  100          3,204
    Werner Enterprises, Inc.                             200          4,584
                                                                   --------
                                                                   $ 28,686
---------------------------------------------------------------------------
  Universities - Secondary Schools - 4.0%
    Concorde Career Colleges, Inc.*                      400       $  7,860
    Strayer Education, Inc.                              200         13,346
                                                                   --------
                                                                   $ 21,206
---------------------------------------------------------------------------
Total U.S. Stocks                                                  $498,596
---------------------------------------------------------------------------
Foreign Stocks - 4.5%
  Canada
    RONA, Inc. (Retail)*                                  10       $    128
---------------------------------------------------------------------------
  Israel - 2.1%
    AudioCodes Ltd. (Electronics)*                     2,000       $ 10,980
---------------------------------------------------------------------------
  Mexico - 1.0%
    Grupo Financiero Banorte S.A. de C.V.
      (Banks & Credit Cos.)                            1,800       $  5,229
---------------------------------------------------------------------------
  Panama - 1.4%
    Banco Latinoamericano de Exportaciones
      S.A. (Banks & Credit Cos.)                       1,000       $  7,730
---------------------------------------------------------------------------
Total Foreign Stocks                                               $ 24,067
---------------------------------------------------------------------------
Total Stocks (Identified Cost, $444,330)                           $522,663
---------------------------------------------------------------------------

Short-Term Obligations - 1.7%
---------------------------------------------------------------------------
                                            PRINCIPAL AMOUNT
ISSUER                                         (000 OMITTED)          VALUE
---------------------------------------------------------------------------
    UBS Finance, Inc., 1.35%, due 6/02/03,
      at Amortized Cost                                 $  9       $  9,000
---------------------------------------------------------------------------
Total Investments (Identified Cost, $453,330)                      $531,663
Other Assets, Less Liabilities - 0.7%                                 3,570
---------------------------------------------------------------------------
Net Assets - 100.0%                                                $535,233
---------------------------------------------------------------------------
        *Non-income producing security.

See notes to financial statements.

PORTFOLIO OF INVESTMENTS -- May 31, 2003

MFS GEMINI U.K. FUND

Stocks - 96.7%
-------------------------------------------------------------------------------
ISSUER                                                    SHARES          VALUE
-------------------------------------------------------------------------------
Ireland - 1.3%
  Banks & Credit Cos.
    Anglo Irish Bank Corp. PLC                               700       $  6,132
    Bank of Ireland                                          369          4,461
                                                                       --------
                                                                       $ 10,593
-------------------------------------------------------------------------------
United Kingdom - 95.4%
  Aerospace & Defense - 1.5%
    BAE Systems PLC                                        2,800       $  5,942
    Rolls-Royce PLC                                        3,518          7,135
                                                                       --------
                                                                       $ 13,077
-------------------------------------------------------------------------------
  Airlines - 0.4%
    easyJet PLC                                            1,218       $  3,753
-------------------------------------------------------------------------------
  Automotive - 1.4%
    GKN PLC                                                3,499       $ 11,755
-------------------------------------------------------------------------------
  Banks & Credit Cos. - 17.3%
    Alliance & Leicester PLC                                 751       $ 10,264
    Barclays PLC                                           2,560         18,040
    HSBC Holdings PLC                                      3,355         39,642
    Lloyds TSB Group PLC                                   3,583         26,277
    Royal Bank of Scotland Group PLC                       1,667         43,300
    Standard Chartered PLC                                   687          8,224
                                                                       --------
                                                                       $145,747
-------------------------------------------------------------------------------
  Building Materials - 1.0%
    Hanson PLC                                             1,481       $  8,568
-------------------------------------------------------------------------------
  Business Services - 2.6%
    Intertek Group PLC                                       525       $  3,786
    Johnson Service Group PLC                              1,626          8,607
    Reed Health Group PLC                                  1,351          2,258
    Securicor PLC                                          5,270          6,887
                                                                       --------
                                                                       $ 21,538
-------------------------------------------------------------------------------
  Computer Services - 0.6%
    Computacenter PLC                                        949       $  5,132
-------------------------------------------------------------------------------
  Consumer Goods & Services - 2.0%
    Reckitt Benckiser PLC                                    847       $ 16,504
-------------------------------------------------------------------------------
  Entertainment - 0.2%
    Rank Group PLC                                           387       $  1,586
-------------------------------------------------------------------------------
  Financial Services - 1.4%
    Close Brothers Group PLC                                 215       $  2,104
    Old Mutual PLC                                         7,028         10,078
                                                                       --------
                                                                       $ 12,182
-------------------------------------------------------------------------------
  Food & Beverage Products - 3.6%
    Diageo PLC                                             2,274       $ 24,409
    Tate & Lyle PLC                                        1,114          5,751
                                                                       --------
                                                                       $ 30,160
-------------------------------------------------------------------------------
  Gaming - 1.2%
    Hill (William) PLC                                     2,269       $ 10,040
-------------------------------------------------------------------------------
  Insurance - 5.8%
    Amlin PLC                                              3,475       $  7,232
    Aviva PLC                                              3,184         23,220
    Hiscox PLC                                             1,793          4,773
    Prudential PLC                                           485          3,020
    Wellington Underwriting PLC                            6,371         10,271
                                                                       --------
                                                                       $ 48,516
-------------------------------------------------------------------------------
  Media - Cable - 0.3%
    British Sky Broadcasting Group PLC                       200       $  2,173
-------------------------------------------------------------------------------
  Medical & Health Products - 10.6%
    AstraZeneca PLC                                          803       $ 32,544
    Galen Holdings PLC                                       549          5,308
    GlaxoSmithKline PLC                                    2,624         51,817
                                                                       --------
                                                                       $ 89,669
-------------------------------------------------------------------------------
  Metals & Minerals - 6.4%
    Anglo American PLC                                     1,033       $ 15,998
    BHP Billiton PLC                                         954          4,964
    Bodycote International PLC                             6,024         11,471
    Lonmin PLC                                               980         13,330
    Rio Tinto PLC                                            405          7,938
                                                                       --------
                                                                       $ 53,701
-------------------------------------------------------------------------------
  Oils - 11.2%
    BP PLC                                                10,028       $ 68,693
    Shell Transport & Trading Co. PLC                      3,927         25,807
                                                                       --------
                                                                       $ 94,500
-------------------------------------------------------------------------------
  Printing & Publishing - 2.1%
    Johnston Press PLC                                     1,750       $ 11,486
    Reed Elsevier PLC                                        792          6,503
                                                                       --------
                                                                       $ 17,989
-------------------------------------------------------------------------------
  Railroads
    Railtrack Group PLC                                      426       $    373
-------------------------------------------------------------------------------
  Restaurants & Lodging - 1.5%
    InterContinental Hotels Group PLC                        549       $  3,902
    Mitchells & Butlers PLC                                  549          1,914
    Whitbread PLC                                            637          6,608
                                                                       --------
                                                                       $ 12,424
-------------------------------------------------------------------------------
  Retail - 7.3%
    HMV Group PLC                                          3,595       $  7,939
    Kingfisher PLC                                         2,061          8,638
    Marks & Spencer Group PLC                              3,193         14,965
    Morrison (William) Supermarkets PLC                      844          2,645
    Next PLC                                                 750         11,861
    Signet Group PLC                                       7,200         10,059
    Tesco PLC                                              1,517          5,078
                                                                       --------
                                                                       $ 61,185
-------------------------------------------------------------------------------
  Telecommunications - 10.1%
    BT Group PLC                                           6,412       $ 20,228
    Vodafone Group PLC                                    29,991         65,123
                                                                       --------
                                                                       $ 85,351
-------------------------------------------------------------------------------
  Tobacco - 1.4%
    British American Tobacco PLC                           1,000       $ 10,742
    Imperial Tobacco Group PLC                                76          1,370
                                                                       --------
                                                                       $ 12,112
-------------------------------------------------------------------------------
  Transportation - Services - 1.5%
    Arriva PLC                                             1,600       $  9,492
    Stagecoach Group PLC                                   3,909          3,299
                                                                       --------
                                                                       $ 12,791
-------------------------------------------------------------------------------
  Utilities - 4.0%
    National Grid Transco PLC                              3,687       $ 23,837
    Scottish & Southern Energy PLC                           923          9,597
                                                                       --------
                                                                       $ 33,434
-------------------------------------------------------------------------------
Total Stocks (Identified Cost, $919,175)                               $814,853
-------------------------------------------------------------------------------
Short-Term Obligations - 2.6%
-------------------------------------------------------------------------------
                                                PRINCIPAL AMOUNT
                                                   (000 OMITTED)
-------------------------------------------------------------------------------
    UBS Finance, Inc., 1.35%, due 6/02/03,
      at Amortized Cost                                     $ 22       $ 21,999
-------------------------------------------------------------------------------
Total Investments (Identified Cost, $941,174)                          $836,852
Other Assets, Less Liabilities - 0.7%                                     5,755
-------------------------------------------------------------------------------
Net Assets - 100.0%                                                    $842,607
-------------------------------------------------------------------------------
See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities
--------------------------------------------------------------------------------------------------------------
                                                                               MFS FUNDAMENTAL      MFS GEMINI
MAY 31, 2003                                                                       GROWTH FUND       U.K. FUND
--------------------------------------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $453,330 and $941,174, respectively)     $   531,663    $   836,852
  Cash                                                                                     647          1,334
  Foreign currency, at value (identified cost, $20 and $451, respectively)                  22            452
  Receivable for investments sold                                                       63,468           --
  Receivable for fund shares sold                                                           50           --
  Interest and dividends receivable                                                        117          4,291
                                                                                   -----------    -----------
    Total assets                                                                   $   595,967    $   842,929
                                                                                   -----------    -----------
Liabilities:
  Payable for investments purchased                                                $    60,506    $       263
  Payable to affiliates -
    Management fee                                                                          22             47
    Reimbursement fee                                                                      206             12
                                                                                   -----------    -----------
    Total liabilities                                                              $    60,734    $       322
                                                                                   -----------    -----------
Net assets                                                                         $   535,233    $   842,607
                                                                                   -----------    -----------

Net assets consist of:
  Paid-in capital                                                                  $   821,716    $ 1,064,443
  Unrealized appreciation (depreciation) on investments and translation of
    assets and liabilities in foreign currencies                                        78,354       (104,249)
  Accumulated net realized loss on investments and foreign currency transactions      (364,837)      (129,176)
  Accumulated undistributed net investment income                                         --           11,589
                                                                                   -----------    -----------
    Total                                                                          $   535,233    $   842,607
                                                                                   -----------    -----------
Shares of beneficial interest outstanding:                                              66,678        108,451
                                                                                   -----------    -----------

Class A shares:
  Net asset value per share
    (net assets / shares of beneficial interest outstanding)                          $8.03          $7.77
                                                                                      -----          -----

  Offering price per share
    (100 / 94.25 of net asset value per share)                                        $8.52          $8.24
                                                                                      -----          -----

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Statements of Operations
--------------------------------------------------------------------------------------------------------------
                                                                               MFS FUNDAMENTAL      MFS GEMINI
YEAR ENDED MAY 31, 2003                                                            GROWTH FUND       U.K. FUND
--------------------------------------------------------------------------------------------------------------
Net investment income:
  Income -
    Dividends                                                                      $     4,073    $    29,842
    Interest                                                                               322            403
    Foreign taxes withheld                                                                 (51)        (2,929)
                                                                                   -----------    -----------
      Total investment income                                                      $     4,344    $    27,316
                                                                                   -----------    -----------

  Expenses -
    Management fee                                                                 $     3,551    $     7,750
    Shareholder servicing agent fee                                                        483            788
    Distribution and service fee                                                         1,653          2,697
    Administrative fee                                                                      44             74
    Custodian fee                                                                        3,650          4,506
    Printing                                                                            14,375            216
    Postage                                                                                 69             28
    Auditing fees                                                                       21,326         23,526
    Registration fees                                                                    1,315          3,308
    Legal fees                                                                              98            413
    Professional services                                                                6,286          5,786
    Miscellaneous                                                                        1,028          1,053
                                                                                   -----------    -----------
      Total expenses                                                               $    53,878    $    50,145
    Fees paid indirectly                                                                    (7)           (47)
    Reduction of expenses by investment adviser and distributor                        (49,136)       (40,409)
                                                                                   -----------    -----------
      Net expenses                                                                 $     4,735    $     9,689
                                                                                   -----------    -----------
        Net investment income (loss)                                               $      (391)   $    17,627
                                                                                   -----------    -----------
Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                                                        $   (55,770)   $   (65,087)
    Foreign currency transactions                                                          (90)            86
                                                                                   -----------    -----------

      Net realized loss on investments and foreign currency transactions           $   (55,860)   $   (65,001)
                                                                                   -----------    -----------

  Change in unrealized appreciation (depreciation) -
    Investments                                                                    $    54,341    $    (4,848)
    Translation of assets and liabilities in foreign currencies                            (27)            62
                                                                                   -----------    -----------
      Net unrealized gain (loss) on investments and foreign currency translation   $    54,314    $    (4,786)
                                                                                   -----------    -----------
        Net realized and unrealized loss on investments and foreign currency       $    (1,546)   $   (69,787)
                                                                                   -----------    -----------
          Decrease in net assets from operations                                   $    (1,937)   $   (52,160)
                                                                                   -----------    -----------

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------
                                                                                       YEAR ENDED MAY 31,
                                                                                   --------------------------
MFS FUNDAMENTAL GROWTH FUND                                                               2003           2002
-------------------------------------------------------------------------------------------------------------
Decrease in net assets:
From operations -
  Net investment loss                                                              $      (391)   $    (3,191)
  Net realized loss on investments and foreign currency transactions                   (55,860)      (293,114)
  Net unrealized gain on investments and foreign currency translation                   54,314          4,278
                                                                                   -----------    -----------
      Decrease in net assets from operations                                       $    (1,937)   $  (292,027)
                                                                                   -----------    -----------
  Distributions declared to shareholders -
    From net realized gain on investments and foreign currency transactions        $      --      $  (117,706)
    In excess of net realized gain on investments and foreign currency
      transactions                                                                        --          (15,992)
                                                                                   -----------    -----------
      Total distributions declared to shareholders                                         $--    $  (133,698)
                                                                                   -----------    -----------
Net increase (decrease) in net assets from fund share transactions                 $   (56,869)   $   350,592
                                                                                   -----------    -----------
      Total decrease in net assets                                                 $   (58,806)   $   (75,133)
Net assets:
  At beginning of period                                                               594,039        669,172
                                                                                   -----------    -----------

  At end of period                                                                 $   535,233    $   594,039
                                                                                   -----------    -----------

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Statement of Changes in Net Assets - continued
-------------------------------------------------------------------------------------------------------------
                                                                                        YEAR ENDED MAY 31,
                                                                                   --------------------------
MFS GEMINI U.K. FUND                                                                      2003           2002
-------------------------------------------------------------------------------------------------------------
Decrease in net assets:
From operations -
  Net investment income                                                            $    17,627    $    21,319
  Net realized loss on investments and foreign currency transactions                   (65,001)       (62,930)
  Net unrealized loss on investments and foreign currency translation                   (4,786)       (10,822)
                                                                                   -----------    -----------
      Decrease in net assets from operations                                       $   (52,160)   $   (52,433)
                                                                                   -----------    -----------

Distributions declared to shareholders from net investment income                  $   (14,144)   $   (19,908)
                                                                                   -----------    -----------
Net increase in net assets from fund share transactions                            $    44,339    $    19,904
                                                                                   -----------    -----------
      Total decrease in net assets                                                 $   (21,965)   $   (52,437)
Net assets:
  At beginning of period                                                               864,572        917,009
                                                                                   -----------    -----------

  At end of period (including accumulated undistributed net investment income
    of $11,589 and $8,020, respectively)                                           $   842,607    $   864,572
                                                                                   -----------    -----------

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the two years (and for the period since the fund's inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions).
This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.
-----------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED MAY 31,
                                                                   --------------------- PERIOD ENDED
                                                                                              MAY 31,
MFS FUNDAMENTAL GROWTH FUND  (CLASS A)                                  2003        2002        2001*
----------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                              $    7.95   $   11.14   $   10.00
                                                                   ---------   ---------   ---------
Income from investment operations# -
  Net investment loss(S)                                           $   (0.01)  $   (0.03)  $   (0.01)
  Net realized and unrealized gain (loss) on investments
    and foreign currency                                                0.09       (0.66)       1.15
                                                                   ---------   ---------   ---------
    Total from investment operations                               $    0.08   $   (0.69)  $    1.14
                                                                   ---------   ---------   ---------
Less distributions declared to shareholders -
   From net realized gain on investments
    and foreign currency transactions                                    $--   $   (2.20)        $--
  In excess of net realized gain on investments
    and foreign currency transactions                                   --         (0.30)       --
                                                                   ---------   ---------   ---------
    Total distributions declared to shareholders                         $--   $   (2.50)        $--
                                                                   ---------   ---------   ---------
  Net asset value - end of period                                  $    8.03   $    7.95   $   11.14
                                                                   ---------   ---------   ---------
Total return(+)                                                         0.88%      (8.89)%     11.50%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                            1.00%       1.01%       1.18%+
  Net investment loss                                                  (0.08)%     (0.33)%     (0.24)%+
Portfolio turnover                                                       232%        352%      1,140%
Net assets at end of period (000 Omitted)                          $     535   $     594   $     669

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fees and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. In addition, the distributor voluntarily waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and the ratios would have been:
    Net investment loss                                            $   (0.73)  $   (0.49)  $   (0.40)
    Ratios (to average net assets):
      Expenses##                                                       11.41%       6.15%       9.20%+
      Net investment loss                                             (10.49)%     (5.47)%     (8.27)%+

  * For the period from the commencement of the fund's investment operations, December 29, 2000 through
    May 31, 2001.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights - continued

The financial highlights table is intended to help you understand the fund's financial performance for the two years (and for the period since the fund's inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions).
This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.
------------------------------------------------------------------------------------------
                                                                     YEAR ENDED MAY 31,
                                                                   --------------------- PERIOD ENDED
                                                                                              MAY 31,
MFS GEMINI UK FUND  (CLASS A)                                           2003        2002        2001*
----------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                              $    8.44   $    9.17   $   10.00
                                                                   ---------   ---------   ---------
Income from investment operations# -
  Net investment income(S)                                         $    0.17   $    0.21   $    0.07
  Net realized and unrealized loss on investments and foreign currency
    transactions                                                       (0.71)      (0.74)      (0.90)
                                                                   ---------   ---------   ---------
    Total from investment operations                               $   (0.54)  $   (0.53)  $   (0.83)
                                                                   ---------   ---------   ---------
Less distributions declared to shareholders -
  From net investment income                                       $   (0.13)  $   (0.20)        $--
                                                                   ---------   ---------   ---------
  Net asset value - end of period                                  $    7.77   $    8.44   $    9.17
                                                                   ---------   ---------   ---------
Total return(+)                                                        (6.24)%     (5.72)%     (8.30)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                            1.26%       1.26%       1.27%+
  Net investment income                                                 2.28%       2.51%       1.91%+
Portfolio turnover                                                        46%         31%         14%
Net assets at end of period (000 Omitted)                          $     843   $     865   $     917

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fees and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. In addition, the distributor voluntarily waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and the ratios would have been:
    Net investment loss                                                $   (0.22)  $   (0.15)  $   (0.19)
    Ratios (to average net assets):
      Expenses##                                                            6.49%       5.60%       7.92%+
      Net investment loss                                                  (2.95)%     (1.83)%     (4.74)%+
  * For the period from the commencement of the fund's investment operations, December 29, 2000, through
    May 31, 2001.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization
MFS Fundamental Growth Fund and MFS Gemini U.K. Fund (the funds) are diversified and non-diversified series, respectively, of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open- end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The funds can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities in each fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Use of the pricing services has been approved by the Board of Trustees. Forward contracts will be valued using a pricing model taking into consideration market data from an external pricing source. Short-term obligations in each fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short- term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount is shown as a reduction of total expenses on the Statements of Operations.

Tax Matters and Distributions - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The funds distinguish between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, derivatives, real estate investment trusts, and capital losses.

The tax character of distributions declared for the years ended May 31, 2003 and May 31, 2002 was as follows:

                                               MFS FUNDAMENTAL GROWTH FUND             MFS GEMINI U.K. FUND
                                               MAY 31, 2003        MAY 31, 2002    MAY 31, 2003        MAY 31, 2002
---------------------------------------------------------------------------------------------------------------------
Distributions declared from:
    Ordinary income                                 $  --              $133,698         $14,144             $19,908

During the year ended May 31, 2003, the following amounts were reclassified due to differences between book and tax accounting for currency transactions, the offset of net investment loss against short-term capital gains and timing of capital losses. This change had no effect on the net assets or net asset value per share.

                                          MFS FUNDAMENTAL GROWTH FUND         MFS GEMINI U.K. FUND
----------------------------------------------------------------------------------------------------------
Increase (decrease):
Paid-in capital                                         $(481)                      $ --
Accumulated net realized loss on investments and
  foreign currency transactions                            90                          (86)
Accumulated undistributed net investment income           391                           86

As of May 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                          MFS FUNDAMENTAL GROWTH FUND         MFS GEMINI U.K. FUND
----------------------------------------------------------------------------------------------------------

Undistributed ordinary income                       $    --                        $12,079
Undistributed long-term capital gain                     --                          --
Capital loss carryforward                            (325,199)                     (87,047)
Unrealized appreciation                                78,091                     (104,726)
Other temporary differences                           (39,376)                     (42,142)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

                                       TOTAL CARRYOVER                2009                2010                2011
--------------------------------------------------------------------------------------------------------------------
MFS Fundamental Growth Fund                 $(325,199)              $  --            $(35,241)          $(289,958)
MFS Gemini U.K. Fund                          (87,047)               (836)            (50,545)            (35,666)

(3) Transactions with Affiliates
Investment Adviser - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee for MFS Fundamental Growth Fund and MFS Gemini U.K. Fund is computed daily and paid monthly at an annual rate of 0.75% and 1.00%, respectively, of each fund's average daily net assets.

Each fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay each of the fund's operating expenses, exclusive of management, distribution, and service fees. Each fund in turn will pay MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At May 31, 2003, aggregate unreimbursed expenses were as follows:

                                                      AGGREGATE
                                                   UNREIMBURSED
                                                       EXPENSES
                -----------------------------------------------
                MFS Fundamental Growth Fund            $118,219
                MFS Gemini U.K. Fund                     96,419

Compensation to the Independent Trustees (Trustees) is typically paid in the form of both a retainer and attendance fees, however, the Trustees are currently not receiving any payments for their services to each fund. Each fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of each fund, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

Administrator - Each fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, each fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

                First $2 billion             0.0175%
                Next $2.5 billion            0.0130%
                Next $2.5 billion            0.0005%
                In excess of $7 billion      0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor did not receive any sales charge on sales of Class A shares of the funds for the year ended May 31, 2003.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each fund's distribution plan provides that the funds will pay MFD an annual percentage of 0.35% of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of each fund related to the distribution and servicing of its shares. These expenses include a service fee of 0.25% paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets.

Each fund's distribution and service fee under the distribution plans are currently being waived.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. MFD receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed on Class A shares during the year ended May 31, 2003.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of each fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of each fund's average daily net assets.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, were as follows:

                                                                              MFS FUNDAMENTAL       MFS GEMINI
                                                                                  GROWTH FUND        U.K. FUND
--------------------------------------------------------------------------------------------------------------
Purchases                                                                          $1,073,346         $396,806
                                                                                    ---------          -------
Sales                                                                              $1,155,641         $347,357
                                                                                    ---------          -------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the funds, as computed on a federal income tax basis, are as follows:

                                                                              MFS FUNDAMENTAL       MFS GEMINI
                                                                                  GROWTH FUND        U.K. FUND
--------------------------------------------------------------------------------------------------------------
Aggregate cost                                                                       $453,593        $ 941,633
                                                                                      -------         --------
Gross unrealized appreciation                                                        $ 80,312        $  43,723
Gross unrealized depreciation                                                          (2,242)        (148,504)
                                                                                      -------         --------

  Net unrealized appreciation (depreciation)                                         $ 78,070        $(104,781)
                                                                                      -------         --------

(5) Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                                    MFS FUNDAMENTAL GROWTH FUND
                                                     ---------------------------------------------------------
                                                                         YEAR ENDED MAY 31,
                                                     ---------------------------------------------------------
                                                                2003                          2002
                                                     ---------------------------------------------------------
                                                         SHARES         AMOUNT         SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------
Shares sold                                               7,401        $50,829        202,165       $1,843,155
Shares issued to shareholders in reinvestment
  of distributions                                       --            --              14,850          133,649
Shares reacquired                                       (15,482)      (107,698)      (202,306)      (1,626,212)
                                                     ----------   ------------        -------   --------------
    Net increase (decrease)                              (8,081)      $(56,869)        14,709         $350,592
                                                     ----------   ------------        -------   --------------

                                                                        MFS GEMINI U.K. FUND
                                                     ---------------------------------------------------------
                                                                         YEAR ENDED MAY 31,
                                                     ---------------------------------------------------------
                                                                2003                          2002
                                                     ---------------------------------------------------------
                                                         SHARES         AMOUNT         SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------
Shares sold                                               4,698        $35,142          --             $ --
Shares issued to shareholders in reinvestment
  of distributions                                        1,978         14,142          2,434           19,904
Shares reacquired                                          (679)        (4,945)         --               --
                                                     ----------   ------------        -------   --------------
    Net increase                                          5,997        $44,339          2,434          $19,904
                                                     ----------   ------------        -------   --------------

(6) Line of Credit
The funds and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. For the year ended
May 31, 2003, the commitment fees were as follows:

                                                    COMMITMENT
                                                           FEE

                ----------------------------------------------
                MFS Fundamental Growth Fund                 $1
                MFS Gemini U.K. Fund                         6

The funds had no significant borrowings during the year.

                 --------------------------------------------
      This report is prepared for the general information of shareholders.
        It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

INDEPENDENT AUDITORS' REPORT

To The Trustees of MFS Series Trust X and the Shareholders of MFS Fundamental Growth Fund and MFS Gemini U.K. Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS Fundamental Growth Fund and MFS Gemini U.K. Fund (each a series of MFS Series Trust X) (the "Trust") as of May 31, 2003, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the 2 years then ended and the period from December 29, 2000 to May 31, 2001. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at May 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of MFS Fundamental Growth Fund and MFS Gemini U.K. Fund as of May 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the 2 years then ended and the period from December 29, 2000 to May 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
July 10, 2003

FEDERAL TAX INFORMATION (Unaudited)

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.

For the year ended May 31, 2003 income from foreign sources for the Gemini U.K. Fund was $29,842, and the fund designated a foreign tax credit of $2,915.

The funds have the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.

MFS(R) FUNDAMENTAL GROWTH FUND

MFS(R) GEMINI U.K. FUND

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C)2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.,
500 Boylston Street, Boston, MA 02116.                       INCXa-ANN 7/03 330

MFS(R) Mutual Funds
ANNUAL REPORT 5/31/03

MFS(R) INTERNATIONAL GROWTH FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) INTERNATIONAL GROWTH FUND

The fund seeks capital appreciation.

TABLE OF CONTENTS

----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              17
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     26
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      33
----------------------------------------------------
TRUSTEES AND OFFICERS                             34
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       36
----------------------------------------------------
MFS PRIVACY POLICY                                37
----------------------------------------------------
FEDERAL TAX INFORMATION                           37
----------------------------------------------------
CONTACT INFORMATION                               38
----------------------------------------------------
ASSET ALLOCATION                                  39


-------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE               NO BANK GUARANTEE
     NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

[Photo of Jeffrey L. Shames]
    Jeffrey L. Shames

Dear Shareholders,

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

June 20, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The period began on a negative note. Weaker-than-expected corporate earnings coupled with a series of high-profile accounting scandals in mid-2002, especially in the United States, led to a loss of investor confidence around the globe. Growth stocks in general suffered as many investors sought refuge in asset classes perceived to be less risky. In October and November, however, investor psychology and the markets seemed to turn around, in part because third-quarter 2002 earnings in general were somewhat encouraging.

But by December, stock markets turned negative again under pressure from economic weakness in most developed nations and geopolitical uncertainty in Iraq and North Korea. In late 2002 and early 2003, equity markets around the globe gave up most or all of their gains from the October/November rally.

In mid-March, however, another rally began as geopolitical uncertainty decreased with the start of war in Iraq. Rapid coalition military success, followed by a first-quarter U.S. earnings season that was better than many had expected, allowed the global rally to continue though the end of the period on May 31. In addition, the decline of the U.S. dollar, particularly against the euro, helped U.S. investors in many overseas stocks.

---------------------------------------
"FOR THE 12-MONTH PERIOD OVERALL, THE
COMBINATION OF TWO DOWNTURNS AND TWO
RALLIES LED TO NEGATIVE PERFORMANCE FOR
INTERNATIONAL MARKETS..."
---------------------------------------

For the 12-month period overall, the combination of two downturns and two rallies led to negative performance for international markets as represented by the fund's benchmark, the MSCI EAFE Index. On a positive note, however, the fund outperformed its benchmarks and its Lipper international fund peers, although fund performance was still negative for the period.

CONTRIBUTORS TO PERFORMANCE

Strong stock selection in financial services made that sector the best-performing area in the fund over the period. Australian firm QBE Insurance was our strongest holding in the sector; the company benefited from a global trend toward higher policy prices, particularly for property and casualty insurance. Elsewhere in the sector, our research analysts took a negative view of Allianz, a German insurer and financial services provider, and Mitsubishi Tokyo, one of many Japanese banks with significant numbers of nonperforming loans. Not owning these stocks helped the fund's performance relative to our benchmark.

Close Brothers, a U.K.-based financial firm, was a stock that our analysts found attractive after its price tumbled in the fall of 2002. We added to our position on that weakness, and the stock subsequently did well for the fund.

Stock selection in technology also helped relative performance. ARM Holdings, a U.K.-based semiconductor design firm, was our best-performing holding in the sector. As with Close Brothers, this was a company that our analysts felt had a good business, but had been unjustifiably beaten down by the market. We bought the stock at what we felt was an attractive price and benefited when the stock recovered.

Our analysts in Japan helped uncover strong technology stocks in what has been a difficult equity market - while helping us avoid some Japanese issues that tumbled. Positions in Canon, a maker of computer printers that benefited from strong sales of ink cartridges, and Stanley Electric, a supplier of parts to Honda Motor, helped fund performance. Avoiding shares in Fujitsu, Hitachi, and Matsushita Electric Industries also aided relative results.

In the industrial goods and services sector, the fund benefited by owning stock in Alfa Laval, a Swedish engineering firm, and by not investing in BAE Systems, a U.K.-based aerospace and systems firm that was affected by problems in the airline industry.

DETRACTORS FROM PERFORMANCE

Health care was the fund's weakest sector over the period. Our largest detractor in that sector was Jomed, a Swedish medical device maker that suffered from product problems. By period-end, we had sold Jomed out of the portfolio. Stock selection elsewhere in the health care sector also hurt performance.

The fund's underperformance in the transportation sector was largely a result of one holding, easyJet. The U.K.-based low-cost carrier was hurt by a strong competitor and by decreased bookings brought on, at least in part, by the situation in Iraq and then by SARS concerns.

The fund's relative underperformance in the utilities and communications sector was caused mainly by missing some stocks that did well. We were late in buying Vodafone, a U.K.-based cellular phone company that performed more strongly than we had expected. In addition, we did not own Deutsche Telekom, a German phone company that improved its balance sheet by issuing new stock.

/s/ Barry P. Dargan

    Barry P. Dargan
    Portfolio Manager

Note to investors: From the fund's inception through December 1, 1998, the fund was managed totally or in part for MFS by Foreign & Colonial Management, London, U.K. Since December 1, 1998, the fund has been managed solely by MFS.


The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 5/31/03
-------------------------------------------------------------------------------
Performance Summary - continued

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. (See Notes to Performance Summary.)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                   MFS International       Lipper
                      Growth Fund       International        MSCI
                      -- Class A         Fund Index       EAFE Index

    "10/95"             $ 9,525           $10,000          $10,000
    "5/97"               10,840            12,936           12,006
    "5/99"               10,180            14,672           13,999
    "5/01"               11,271            15,208           13,654
    "5/03"                9,472            12,525           10,903

TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

                     Class
  Share class    inception date       1-yr        3-yr        5-yr       Life*

       A            10/24/95         -8.57%      -9.75%      -3.98%     -0.07%
------------------------------------------------------------------------------
       B            10/24/95         -8.99%     -10.18%      -4.48%     -0.59%
------------------------------------------------------------------------------
       C             7/1/96          -8.98%     -10.19%      -4.49%     -0.56%
------------------------------------------------------------------------------
       I             1/2/97          -7.22%      -8.38%      -2.88%      0.77%

Comparative Benchmarks

----------------------
Average annual
----------------------

Average international fund+        -13.62%       -13.78%      -4.43%      1.67%
-------------------------------------------------------------------------------
Lipper International Fund
Index+                             -12.17%       -11.65%      -3.42%      3.01%
-------------------------------------------------------------------------------
MSCI EAFE Index#                   -11.94%       -12.79%      -4.01%      1.15%


----------------------
Average annual
with sales charge
----------------------

  Share class                        1-yr        3-yr       5-yr       Life*

       A                             -12.92%     -11.20%     -4.91%     -0.71%
------------------------------------------------------------------------------
       B                             -12.63%     -11.02%     -4.82%     -0.59%
------------------------------------------------------------------------------
       C                              -9.89%     -10.19%     -4.49%     -0.56%

Class I shares do not have a sales charge. Please see Notes to Performance Summary for more details.

----------------------
Cumulative without
sales charge
----------------------

       A                             -8.57%     -26.49%     -18.39%     -0.55%
------------------------------------------------------------------------------
       B                             -8.99%     -27.53%     -20.47%     -4.39%
------------------------------------------------------------------------------
       C                             -8.98%     -27.56%     -20.52%     -4.16%
------------------------------------------------------------------------------
       I                             -7.22%     -23.08%     -13.61%      6.03%

* For the period from the commencement of the fund's investment operations, October 24, 1995, through May 31, 2003. Index information is from November 1, 1995.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALASIA, FAR
EAST) INDEX - The Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index is a commonly used measure of the international stock market.

LIPPER INTERNATIONAL FUND INDEX - Measures the performance of international equity funds.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for class I shares includes the performance of the fund's class A shares for periods prior to their offering. Performance for class C shares includes the performance of the fund's class B shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

---------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS 5/31/03
---------------------------------------------------------------------------------------------------

The Portfolio of Investments is a list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 94.5%
---------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES             $ VALUE
---------------------------------------------------------------------------------------------------
Foreign Stocks - 93.9%
---------------------------------------------------------------------------------------------------
Australia - 5.4%
---------------------------------------------------------------------------------------------------
Amcor Ltd. (Containers)*                                                16,048             $85,760
---------------------------------------------------------------------------------------------------
APN News & Media Ltd. (Publishing)*                                    175,172             388,143
---------------------------------------------------------------------------------------------------
Broken Hill Proprietary Co., Ltd. (Mining)                             148,010             829,540
---------------------------------------------------------------------------------------------------
John Fairfax Holdings Ltd. (Printing & Publishing)                     320,580             612,141
---------------------------------------------------------------------------------------------------
News Corp., Ltd. (Media)*                                              106,538             806,786
---------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Insurance)*                                  231,840           1,356,790
---------------------------------------------------------------------------------------------------
                                                                                        $4,079,160
---------------------------------------------------------------------------------------------------
Austria - 0.6%
---------------------------------------------------------------------------------------------------
Erste Bank der oesterreichischen Sparkassen AG
(Banks & Credit Cos.)                                                    5,000            $423,396
---------------------------------------------------------------------------------------------------

Bermuda - 0.6%
---------------------------------------------------------------------------------------------------
Ace Ltd. (Insurance)                                                    13,350            $487,275
---------------------------------------------------------------------------------------------------

Canada - 1.8%
---------------------------------------------------------------------------------------------------
BCE, Inc. (Telecommunications)                                             113              $2,485
---------------------------------------------------------------------------------------------------
EnCana Corp. (Utilities - Gas)                                          19,200             702,080
---------------------------------------------------------------------------------------------------
RONA, Inc. (Retail)*                                                    17,360             223,003
---------------------------------------------------------------------------------------------------
Talisman Energy, Inc. (Oils)                                            10,240             444,847
---------------------------------------------------------------------------------------------------
                                                                                        $1,372,415
---------------------------------------------------------------------------------------------------
China - 1.0%
---------------------------------------------------------------------------------------------------
China Oilfield Services Ltd. (Oil Services)                            912,000            $208,166
---------------------------------------------------------------------------------------------------
Huaneng Power International, Inc. (Energy)                             504,000             523,492
---------------------------------------------------------------------------------------------------
                                                                                          $731,658
---------------------------------------------------------------------------------------------------
Croatia - 0.5%
---------------------------------------------------------------------------------------------------
Pliva d.d., GDR (Medical & Health Products)                             27,360            $366,867
---------------------------------------------------------------------------------------------------

Finland - 0.6%
---------------------------------------------------------------------------------------------------
Nokia Oyj (Telecommunications)                                          25,000            $449,858
---------------------------------------------------------------------------------------------------

France - 7.9%
---------------------------------------------------------------------------------------------------
Cap Gemini S.A. (Computer Services)                                     16,800            $583,468
---------------------------------------------------------------------------------------------------
France Telecom S.A. (Telecommunications)*                               35,500             877,200
---------------------------------------------------------------------------------------------------
Groupe Danone Co., Ltd. (Food & Beverage Products)                       4,630             636,560
---------------------------------------------------------------------------------------------------
L'Air Liquide S.A. (Gas)                                                 6,512             994,107
---------------------------------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Medical & Health Products)                      12,370             790,703
---------------------------------------------------------------------------------------------------
Societe Television Francaise 1 (Media)                                  15,114             446,878
---------------------------------------------------------------------------------------------------
Total Fina Elf S.A., "B" (Oils)                                         11,220           1,642,882
---------------------------------------------------------------------------------------------------
                                                                                        $5,971,798
---------------------------------------------------------------------------------------------------
Germany - 3.9%
---------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)                                22,220            $767,525
---------------------------------------------------------------------------------------------------
Celanese AG (Chemicals)                                                 27,950             673,876
---------------------------------------------------------------------------------------------------
Porsche AG (Automotive)                                                  1,848             709,408
---------------------------------------------------------------------------------------------------
SAP AG (Computer Software - Systems)                                     3,360             377,189
---------------------------------------------------------------------------------------------------
Schering AG (Pharmaceuticals)                                            7,720             406,307
---------------------------------------------------------------------------------------------------
                                                                                        $2,934,305
---------------------------------------------------------------------------------------------------
Greece - 1.6%
---------------------------------------------------------------------------------------------------
Coca-Cola Hellenic Bottling Co., S.A. (Beverages)*                      36,180            $542,955
---------------------------------------------------------------------------------------------------
Cosmote Mobile Communication S.A. (Telecommunications)                  40,000             430,923
---------------------------------------------------------------------------------------------------
Greek Organization of Football Prognostics (Gaming)                     25,000             264,034
---------------------------------------------------------------------------------------------------
                                                                                        $1,237,912
---------------------------------------------------------------------------------------------------
Hong Kong - 0.5%
---------------------------------------------------------------------------------------------------
Esprit Holdings Ltd. (Consumer Goods & Services)                       167,000            $354,412
---------------------------------------------------------------------------------------------------

India - 0.7%
---------------------------------------------------------------------------------------------------
Housing Development Finance Corp., Ltd. (Financial
Services)                                                               64,930            $510,026
---------------------------------------------------------------------------------------------------

Ireland - 2.7%
---------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp., PLC (Banks & Credit Cos.)*                      60,000            $525,602
---------------------------------------------------------------------------------------------------
Bank of Ireland (Banks & Credit Cos.)                                   33,180             401,157
---------------------------------------------------------------------------------------------------
Depfa Bank PLC (Banks & Credit Cos.)                                     6,700             488,552
---------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC (Financial Institutions)                     50,100             618,687
---------------------------------------------------------------------------------------------------
                                                                                        $2,033,998
---------------------------------------------------------------------------------------------------
Japan - 16.2%
---------------------------------------------------------------------------------------------------
Aeon Credit Service Co., Ltd. (Financial Services)                      12,800            $378,235
---------------------------------------------------------------------------------------------------
Brother Industries Ltd. (Electronics)                                  119,000             781,977
---------------------------------------------------------------------------------------------------
Canon, Inc. (Business Machines)                                         28,000           1,171,940
---------------------------------------------------------------------------------------------------
Credit Saison Co., Ltd. (Financial Services)                            19,100             335,761
---------------------------------------------------------------------------------------------------
East Japan Railway Co. (Railroads)                                          70             336,933
---------------------------------------------------------------------------------------------------
Fast Retailing Co. (Retail)                                             22,900             776,369
---------------------------------------------------------------------------------------------------
Fuji Television Network, Inc. (Broadcasting)                                75             235,435
---------------------------------------------------------------------------------------------------
Fujikura Ltd. (Electronics)                                            150,000             430,688
---------------------------------------------------------------------------------------------------
FUJIMI, Inc. (Chemicals)                                                 9,200             194,843
---------------------------------------------------------------------------------------------------
Fujisawa Pharmaceuticals Co., Ltd. (Pharmaceuticals)                    20,000             363,302
---------------------------------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automotive)                                      24,400             880,328
---------------------------------------------------------------------------------------------------
JFE Holdings, Inc. (Construction)                                       25,600             300,874
---------------------------------------------------------------------------------------------------
KDDI Corp. (Telecommunications)                                            120             416,876
---------------------------------------------------------------------------------------------------
Mimasu Semiconductor Industry Co., Ltd. (Electronics)                   15,300             164,194
---------------------------------------------------------------------------------------------------
Nippon Electric Glass Co., Ltd. (Manufacturing)                         33,000             352,210
---------------------------------------------------------------------------------------------------
Nissan Motor Co. (Automotive)                                           93,000             734,129
---------------------------------------------------------------------------------------------------
Nissin Co., Ltd. (Financial Services)                                  105,400             429,682
---------------------------------------------------------------------------------------------------
Shin-Etsu Chemical Co., Ltd. (Chemicals)                                16,900             517,780
---------------------------------------------------------------------------------------------------
Shiseido Co., Ltd. (Consumer Products)                                  63,000             684,530
---------------------------------------------------------------------------------------------------
Stanley Electric Co., Ltd. (Electronics)                                40,000             544,115
---------------------------------------------------------------------------------------------------
Takeda Chemical Industries Co. (Pharmaceuticals)                        19,400             761,644
---------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc. (Broadcasting)                          25,600             270,444
---------------------------------------------------------------------------------------------------
Tokyo Gas Co., Ltd. (Gas)                                              211,000             660,589
---------------------------------------------------------------------------------------------------
Uni-Charm Corp. (Forest & Paper Products)                               11,300             490,934
---------------------------------------------------------------------------------------------------
                                                                                       $12,213,812
---------------------------------------------------------------------------------------------------
Mexico - 2.3%
---------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR (Telecommunications)                    37,810            $690,410
---------------------------------------------------------------------------------------------------
Apasco S.A. (Building Materials)                                        11,700              82,085
---------------------------------------------------------------------------------------------------
Corporacion GEO, S.A. de C.V., "Series B" (Engineering &
Construction)*                                                          80,800             234,634
---------------------------------------------------------------------------------------------------
Grupo Elektra, S.A. de C.V. (Retail)                                   120,000             331,042
---------------------------------------------------------------------------------------------------
TV Azteca, S.A. de C.V., ADR (Broadcasting)                             60,000             367,800
---------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V., "Series C" (Retail)                     1,754               4,482
---------------------------------------------------------------------------------------------------
                                                                                        $1,710,453
---------------------------------------------------------------------------------------------------
Netherlands - 6.5%
---------------------------------------------------------------------------------------------------
ABN AMRO Holding N.V. (Finance)*                                        20,000            $386,938
---------------------------------------------------------------------------------------------------
Fugro N.V. (Engineering & Construction)*                                11,417             535,087
---------------------------------------------------------------------------------------------------
Koninklijke KPN N.V. (Telecommunications)                               77,330             539,320
---------------------------------------------------------------------------------------------------
Koninklijke Philips Electronics N.V. (Electronics)                      38,570             753,466
---------------------------------------------------------------------------------------------------
Reed Elsevier N.V. (Publishing)                                        130,460           1,557,355
---------------------------------------------------------------------------------------------------
VNU N.V. (Printing & Publishing)*                                       40,551           1,177,516
---------------------------------------------------------------------------------------------------
                                                                                        $4,949,682
---------------------------------------------------------------------------------------------------
Russia - 0.4%
---------------------------------------------------------------------------------------------------
Mobile Telesystems, ADR (Telecommunications)*                            6,440            $346,472
---------------------------------------------------------------------------------------------------
Singapore - 1.5%
---------------------------------------------------------------------------------------------------
MobileOne Asia Ltd. (Telecommunications - Wireless)                    505,000            $372,779
---------------------------------------------------------------------------------------------------
Singapore Exchange Ltd. (Financial Services)                           453,000             337,007
---------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd. (Telecommunications)                 492,000             419,931
---------------------------------------------------------------------------------------------------
                                                                                        $1,129,717
---------------------------------------------------------------------------------------------------
South Korea - 0.5%
---------------------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronics)                              1,500            $402,318
---------------------------------------------------------------------------------------------------
Spain - 1.8%
---------------------------------------------------------------------------------------------------
Iberdrola S.A. (Utilities - Electric)                                   25,760            $450,204
---------------------------------------------------------------------------------------------------
Telefonica S.A. (Telecommunications)                                    83,046             932,752
---------------------------------------------------------------------------------------------------
                                                                                        $1,382,956
---------------------------------------------------------------------------------------------------
Sweden - 0.6%
---------------------------------------------------------------------------------------------------
Alfa Laval AB (Engineering & Construction)                              43,530            $448,879
---------------------------------------------------------------------------------------------------
Switzerland - 9.1%
---------------------------------------------------------------------------------------------------
Converium Holding AG (Insurance)*                                       13,100            $605,699
---------------------------------------------------------------------------------------------------
Credit Suisse Co., Ltd. (Banks & Credit Cos.)                           22,120             598,021
---------------------------------------------------------------------------------------------------
Givaudan S.A. (Chemicals)                                                  850             336,214
---------------------------------------------------------------------------------------------------
Nestle S.A. (Food & Beverage Products)                                   4,025             843,952
---------------------------------------------------------------------------------------------------
Novartis AG (Medical & Health Products)                                 34,610           1,357,020
---------------------------------------------------------------------------------------------------
STMicroelectronics N.V. (Electronics)                                   20,820             471,363
---------------------------------------------------------------------------------------------------
Syngenta AG (Chemicals)                                                 11,095             566,680
---------------------------------------------------------------------------------------------------
Synthes-Stratec, Inc. (Medical & Health Products)                        1,140             779,263
---------------------------------------------------------------------------------------------------
UBS AG (Financial Services)                                             24,185           1,303,984
---------------------------------------------------------------------------------------------------
                                                                                        $6,862,196
---------------------------------------------------------------------------------------------------
Thailand - 0.5%
---------------------------------------------------------------------------------------------------
BEC World Public Co., Ltd. PLC (Entertainment)                          70,000            $372,394
---------------------------------------------------------------------------------------------------

United Kingdom - 26.7%
---------------------------------------------------------------------------------------------------
ARM Holdings PLC (Electronics)                                         235,100            $294,740
---------------------------------------------------------------------------------------------------
AstraZeneca Group PLC (Medical & Health Products)                       30,790           1,247,842
---------------------------------------------------------------------------------------------------
Aviva PLC (Insurance)*                                                  63,428             462,558
---------------------------------------------------------------------------------------------------
BP PLC (Oils)*                                                         345,821           2,368,936
---------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC (Broadcasting)                       65,050             706,784
---------------------------------------------------------------------------------------------------
Close Brothers Group PLC (Banks & Credit Cos.)                          53,720             525,753
---------------------------------------------------------------------------------------------------
Compass Group PLC (Food & Beverage Products)                            74,100             405,593
---------------------------------------------------------------------------------------------------
Daily Mail & General Trust (Printing & Publishing)                      47,850             465,402
---------------------------------------------------------------------------------------------------
Diageo PLC (Food & Beverage Products)*                                 102,765           1,103,093
---------------------------------------------------------------------------------------------------
easyJet PLC (Airlines)                                                  82,920             255,472
---------------------------------------------------------------------------------------------------
Intertek Testing Servicing PLC (Business Services)                      58,330             420,601
---------------------------------------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC (Insurance)                            28,770             286,661
---------------------------------------------------------------------------------------------------
Johnston Press PLC (Printing & Publishing)                             100,028             656,523
---------------------------------------------------------------------------------------------------
Kingfisher PLC (Retail)*                                               190,388             797,959
---------------------------------------------------------------------------------------------------
NEXT PLC (Retail)                                                       46,400             733,789
---------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Consumer Goods & Services)*                      58,640           1,142,619
---------------------------------------------------------------------------------------------------
Rentokil Initial PLC (Environmental Services)                          101,410             299,143
---------------------------------------------------------------------------------------------------
Rio Tinto PLC (Metals & Mining)*                                        24,550             481,181
---------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks & Credit Cos.)*                 67,304           1,748,219
---------------------------------------------------------------------------------------------------
Schroders PLC (Financial Services)                                      39,890             438,644
---------------------------------------------------------------------------------------------------
Signet Group PLC (Retail)*                                             244,570             341,683
---------------------------------------------------------------------------------------------------
Standard Chartered PLC (Banks & Credit Cos.)*                           62,680             750,369
---------------------------------------------------------------------------------------------------
Taylor & Francis Group PLC (Printing & Publishing)                      45,000             359,976
---------------------------------------------------------------------------------------------------
Taylor Nelson Sofres PLC (Market Research)                              16,900              48,467
---------------------------------------------------------------------------------------------------
Unilever PLC (Consumer Products)                                       158,620           1,414,108
---------------------------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications)*                               739,060           1,604,801
---------------------------------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance)                                  11,280             356,674
---------------------------------------------------------------------------------------------------
WPP Group PLC (Advertising)                                             61,750             495,859
---------------------------------------------------------------------------------------------------
                                                                                       $20,213,449
---------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                   $70,985,408
---------------------------------------------------------------------------------------------------

U.S. Stocks - 0.6%
---------------------------------------------------------------------------------------------------
Business Services - 0.6%
---------------------------------------------------------------------------------------------------
Manpower, Inc.                                                          11,810            $410,752
---------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $63,281,453)                                            $71,396,160
---------------------------------------------------------------------------------------------------

Short-Term Obligations - 6.2%
---------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
                                                               (000 Omitted)
---------------------------------------------------------------------------------------------------
FNMA, due 6/02/03, at Amortized Cost                                    $4,677          $4,676,837
---------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 7.5%
---------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES             $ VALUE
---------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Amortized Cost                                                    5,666,023          $5,666,023
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $73,624,313)                                       $81,739,020
---------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (8.2)%                                                 (6,169,732)
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $75,569,288
---------------------------------------------------------------------------------------------------

* Non-income producing security.

See notes to financial statements.



---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 5/31/03

ASSETS

Investments, at value, including $5,385,640 of
securities on loan (identified cost, $73,624,313)               $81,739,020
---------------------------------------------------------------------------------------------------
Cash                                                                 20,743
---------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $14,611)                15,658
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                     106,443
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   1,577,430
---------------------------------------------------------------------------------------------------
Interest and dividends receivable                                   255,280
---------------------------------------------------------------------------------------------------
Other assets                                                            752
---------------------------------------------------------------------------------------------------
Total assets                                                                            $83,715,326
---------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                $1,020,353
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                1,331,146
---------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                        5,666,023
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                      3,849
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                       468
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                        3,063
---------------------------------------------------------------------------------------------------
  Administrative fee                                                     75
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                              121,061
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        $8,146,038
---------------------------------------------------------------------------------------------------
Net assets                                                                              $75,569,288
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                 $92,908,113
---------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                   8,119,374
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                           (25,446,922)
---------------------------------------------------------------------------------------------------
Accumulated net investment loss                                     (11,277)
---------------------------------------------------------------------------------------------------
Total                                                                                   $75,569,288
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 5,878,582
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                    $42,543,771
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              3,268,633
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $13.02
---------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$13.02)                                                $13.67
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $29,340,711
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              2,316,875
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $12.66
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $3,684,763
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                293,071
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $12.57
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                         $42.75
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                  3.109
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $13.75
---------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS
---------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 5/31/03

NET INVESTMENT LOSS

Income
---------------------------------------------------------------------------------------------------
  Dividends                                                        $1,621,837
---------------------------------------------------------------------------------------------------
  Interest                                                             71,990
---------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                             (164,742)
---------------------------------------------------------------------------------------------------
Total investment income                                                                 $1,529,085
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                     $704,331
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                               26,745
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                      73,431
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                              194,126
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              298,119
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               35,706
---------------------------------------------------------------------------------------------------
  Administrative fee                                                    6,805
---------------------------------------------------------------------------------------------------
  Custodian fee                                                       137,868
---------------------------------------------------------------------------------------------------
  Printing                                                             47,056
---------------------------------------------------------------------------------------------------
  Postage                                                              22,962
---------------------------------------------------------------------------------------------------
  Auditing fees                                                        38,195
---------------------------------------------------------------------------------------------------
  Legal fees                                                            3,569
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                       191,346
---------------------------------------------------------------------------------------------------
Total expenses                                                                          $1,780,259
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (3,815)
---------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                         (54,043)
---------------------------------------------------------------------------------------------------
Net expenses                                                                            $1,722,401
---------------------------------------------------------------------------------------------------
Net investment loss                                                                      $(193,316)
---------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss (identified cost basis)
---------------------------------------------------------------------------------------------------
  Investment transactions                                         $(9,662,548)
---------------------------------------------------------------------------------------------------
  Foreign currency transactions                                       (28,696)
---------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                                           $(9,691,244)
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation
---------------------------------------------------------------------------------------------------
  Investments                                                                           $3,002,663
---------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                                  693
---------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency                                 $3,003,356
---------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and foreign
currency                                                                               $(6,687,888)
---------------------------------------------------------------------------------------------------
Decrease in net assets from operations                                                 $(6,881,204)
---------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 5/31                                                2003                 2002

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment loss                                                 $(193,316)            $(479,320)
---------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                       (9,691,244)           (4,636,481)
---------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                3,003,356            (2,928,407)
--------------------------------------------------------------   ------------          ------------
Decrease in net assets from operations                            $(6,881,204)          $(8,044,208)
--------------------------------------------------------------   ------------          ------------
Net decrease in net assets from fund share transactions           $(1,340,618)          $(7,926,388)
--------------------------------------------------------------   ------------          ------------
Total decrease in net assets                                      $(8,221,822)         $(15,970,596)
--------------------------------------------------------------   ------------          ------------

NET ASSETS

At beginning of period                                            $83,791,110           $99,761,706
---------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment loss
of $11,277 and $21,891, respectively)                             $75,569,288           $83,791,110
---------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions). This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 5/31

CLASS A                                                2003               2002            2001            2000            1999

Net asset value, beginning of period                 $14.22             $15.48          $19.19          $15.16          $17.78
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                    $(0.00)+           $(0.04)         $(0.08)          $0.05           $0.01
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    (1.20)             (1.22)          (2.24)           3.98           (2.20)
-------------------------------------------------   -------            -------         -------          ------         -------
Total from investment operations                     $(1.20)            $(1.26)         $(2.32)          $4.03          $(2.19)
-------------------------------------------------   -------            -------         -------          ------         -------

LESS DISTRIBUTIONS

  From net investment income                            $--                $--          $(0.06)            $--             $--
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                          --                 --           (1.32)             --           (0.43)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                     --                 --           (0.01)             --              --
-------------------------------------------------   -------            -------         -------          ------         -------
Total distributions declared to shareholders            $--                $--          $(1.39)            $--          $(0.43)
-------------------------------------------------   -------            -------         -------          ------         -------
Net asset value, end of period                       $13.02             $14.22          $15.48          $19.19          $15.16
-------------------------------------------------   -------            -------         -------          ------         -------
Total return (%)(+)                                   (8.57)             (8.07)         (12.54)          26.58          (12.30)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S)

Expenses##                                             2.16               2.06            2.01            2.04            2.01
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          (0.03)             (0.30)          (0.47)           0.31            0.09
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       87                127              84             110             100
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)           $42,544            $42,084         $49,797         $60,133         $43,678
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its management fee for the periods indicated. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                  $(0.01)            $(0.05)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses##                                             2.23               2.13
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                   (0.10)             (0.37)
-------------------------------------------------------------------------------------------------------------------------------

  + Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 5/31

CLASS B                                                     2003             2002           2001           2000           1999

Net asset value, beginning of period                      $13.91           $15.21         $18.89         $15.01         $17.71
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                  $(0.07)          $(0.11)        $(0.17)        $(0.04)        $(0.07)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         (1.18)           (1.19)         (2.19)          3.92          (2.20)
------------------------------------------------------   -------          -------        -------        -------        -------
Total from investment operations                          $(1.25)          $(1.30)        $(2.36)         $3.88         $(2.27)
------------------------------------------------------   -------          -------        -------        -------        -------

LESS DISTRIBUTIONS

From net realized gain on investments and foreign
currency transactions                                        $--              $--         $(1.32)           $--         $(0.43)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $12.66           $13.91         $15.21         $18.89         $15.01
------------------------------------------------------   -------          -------        -------        -------        -------
Total return (%)                                           (8.99)           (8.55)        (12.93)         25.85         (12.80)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S)

Expenses##                                                  2.66             2.56           2.51           2.54           2.51
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                        (0.55)           (0.80)         (0.97)         (0.21)         (0.42)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            87              127             84            110            100
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                            $29,341          $37,337        $44,600        $53,764        $41,959
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its management fee for the periods indicated. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                       $(0.07)          $(0.12)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses##                                                  2.73             2.63
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                        (0.62)           (0.87)
-------------------------------------------------------------------------------------------------------------------------------

 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 5/31

CLASS C                                                     2003             2002           2001           2000           1999

Net asset value, beginning of period                      $13.81           $15.10         $18.79         $14.93         $17.62
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                         $(0.06)          $(0.11)        $(0.17)         $0.01         $(0.07)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         (1.18)           (1.18)         (2.19)          3.85          (2.19)
------------------------------------------------------   -------          -------        -------        -------        -------
Total from investment operations                          $(1.24)          $(1.29)        $(2.36)         $3.86         $(2.26)
------------------------------------------------------   -------          -------        -------        -------        -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                 $--              $--         $(0.01)           $--            $--
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                               --               --          (1.32)            --          (0.43)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                          --               --          (0.00)+           --             --
------------------------------------------------------   -------          -------        -------        -------        -------
Total distributions declared to shareholders                 $--              $--         $(1.33)           $--         $(0.43)
------------------------------------------------------   -------          -------        -------        -------        -------
Net asset value, end of period                            $12.57           $13.81         $15.10         $18.79         $14.93
------------------------------------------------------   -------          -------        -------        -------        -------
Total return (%)                                           (8.98)           (8.54)        (12.98)         25.94         (12.87)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S)

Expenses##                                                  2.66             2.56           2.51           2.54           2.51
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                               (0.54)           (0.80)         (0.97)          0.04          (0.43)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            87              127             84            110            100
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                             $3,685           $4,370         $5,364         $5,756         $3,608
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its management fee for the periods indicated. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                       $(0.07)          $(0.12)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses##                                                  2.73             2.63
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                        (0.61)           (0.87)
-------------------------------------------------------------------------------------------------------------------------------

 + Per share amount was less than $0.01.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED MAY 31

CLASS I                                                2003               2002            2001            2000            1999

Net asset value, beginning of period                 $14.83             $15.69          $19.45          $15.26          $17.81
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                    $(0.07)             $0.18          $(0.01)         $(0.07)          $0.10
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    (1.01)             (1.04)          (2.27)           4.26           (2.22)
-------------------------------------------------   -------            -------         -------         -------         -------
Total from investment operations                     $(1.08)            $(0.86)         $(2.28)          $4.19          $(2.12)
-------------------------------------------------   -------            -------         -------         -------         -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDER

  From net investment income                            $--                $--          $(0.16)            $--             $--
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                          --                 --           (1.32)             --           (0.43)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders            $--                $--          $(1.48)            $--          $(0.43)
-------------------------------------------------   -------            -------         -------         -------         -------
Net asset value, end of period                       $13.75             $14.83          $15.69          $19.45          $15.26
-------------------------------------------------   -------            -------         -------         -------         -------
Total return (%)                                      (7.22)             (6.68)         (11.17)          27.54          (11.94)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S)

Expenses##                                             1.73###            1.56            1.51            1.59            1.51
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          (0.54)              1.23           (0.08)          (0.40)           0.65
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                       87                127              84             110             100
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                           $--+               $--+            $--+            $--+           $128
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its management fee for the periods indicated. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment income (loss)                         $(0.08)             $0.17
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses##                                             1.80###            1.63
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          (0.62)              1.16
-------------------------------------------------------------------------------------------------------------------------------

  + Class I net assets were less than $500.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.
### Expense ratio is not in correlation with contractual fee arrangement due to the timing of sales and redemptions of fund shares during the period.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS International Growth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $1,544 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's other expenses were reduced by $2,271 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for passive foreign investment companies, currency transactions and capital losses.

The fund paid no distributions for the years ended May 31, 2002 and May 31, 2003.

During the year ended May 31, 2003, accumulated net investment loss decreased by $203,930, accumulated net realized loss on investments and foreign currency transactions decreased by $5,225, and paid-in capital decreased by $209,155, primarily due to differences between book and tax accounting for currency transactions and net operating losses. This change had no effect on the net assets or net asset value per share.

As of May 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

        Capital loss carryforward                         $(20,097,406)
        ---------------------------------------------------------------
        Unrealized appreciation                              6,985,766
        ---------------------------------------------------------------
        Other temporary differences                         (4,227,185)
        ---------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

        EXPIRATION DATE

        May 31, 2009                                         $(619,236)
        ---------------------------------------------------------------
        May 31, 2010                                       (12,223,633)
        ---------------------------------------------------------------
        May 31, 2011                                        (7,254,537)
        ---------------------------------------------------------------
          Total                                           $(20,097,406)
        ---------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

        First $500 million of average net assets                 0.975%
        ---------------------------------------------------------------
        Average net assets in excess of $500 million             0.925%
        ---------------------------------------------------------------

The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. This voluntary reduction in the management fee effective October 1, 2001 may be rescinded by MFS only with the approval of the fund's Board of Trustees. Management fees incurred for the year ended May 31, 2003 were 0.90% of average daily net assets on an annualized basis.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees. Included in Trustees' compensation is a pension expense of $23,237 for inactive trustees for the year ended May 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

        First $2 billion                                        0.0175%
        ---------------------------------------------------------------
        Next $2.5 billion                                       0.0130%
        ---------------------------------------------------------------
        Next $2.5 billion                                       0.0005%
        ---------------------------------------------------------------
        In excess of $7 billion                                 0.0000%
        ---------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $7,043 for the year ended May 31, 2003, as its portion of the sales charge on sales of Class A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                       CLASS A         CLASS B         CLASS C

Distribution Fee                         0.25%           0.75%           0.75%
------------------------------------------------------------------------------
Service Fee                              0.25%           0.25%           0.25%
------------------------------------------------------------------------------
Total Distribution Plan                  0.50%           1.00%           1.00%
------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended May 31, 2003, amounted to:

                                       CLASS A         CLASS B         CLASS C

Service Fee Retained by MFD             $4,940            $182             $90
------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended May 31, 2003, were as follows:

                                       CLASS A         CLASS B         CLASS C

Total Distribution Plan                  0.50%           1.00%           1.00%
------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended May 31, 2003, were as follows:


                                       CLASS A         CLASS B         CLASS C

Contingent Deferred Sales Charges
  Imposed                               $1,183         $52,302            $411
------------------------------------------------------------------------------

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $61,381,801 and $64,941,541, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

        Aggregate cost                                     $74,757,921
        --------------------------------------------------------------
        Gross unrealized appreciation                       $7,814,285
        --------------------------------------------------------------
        Gross unrealized depreciation                         (833,186)
        --------------------------------------------------------------
        Net unrealized appreciation                         $6,981,099
        --------------------------------------------------------------

(5) Shares of Beneficial Interest

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                  Year ended 5/31/03              Year ended 5/31/02
                                               SHARES          AMOUNT          SHARES           AMOUNT

CLASS A SHARES

Shares sold                                    7,161,386      $87,113,226      4,357,317       $66,680,854
-----------------------------------------------------------------------------------------------------------
Shares reacquired                             (6,851,370)     (83,814,997)    (4,616,103)      (70,659,474)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                          310,016       $3,298,229      (258,786)      $(3,978,620)
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                      489,426       $5,863,707        597,375        $8,877,706
-----------------------------------------------------------------------------------------------------------
Shares reacquired                              (857,306)     (10,224,784)      (845,696)      (12,182,326)
-----------------------------------------------------------------------------------------------------------
Net decrease                                   (367,880)     $(4,361,077)      (248,321)      $(3,304,620)
-----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                      219,629       $2,632,608        870,079       $12,754,454
-----------------------------------------------------------------------------------------------------------
Shares reacquired                              (242,976)      (2,923,577)      (909,034)      (13,397,602)
-----------------------------------------------------------------------------------------------------------
Net decrease                                    (23,347)       $(290,969)       (38,955)        $(643,148)
-----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                       11,825         $151,000             --               $--
-----------------------------------------------------------------------------------------------------------
Shares reacquired                               (11,829)        (137,801)             --                --
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                              (4)          $13,199             --               $--
-----------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $398 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the year.

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust X and Shareholders of MFS International Growth Fund:

We have audited the accompanying statement of assets and liabilities of MFS International Growth Fund (the Fund), including the portfolio of investments, as of May 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS International Growth Fund at May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                  /s/ ERNST & YOUNG LLP
Boston, Massachusetts
July 11, 2003

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust X, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES
JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS
JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                  York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer, General Manager, Mutual Funds (prior to
STEPHEN E. CAVAN (born 11/06/53)                         September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary            Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/01/53)                     President
Assistant Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers             Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIAN
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              AUDITORS
MFS Fund Distributors, Inc.                              Ernst & Young LLP
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGER
Barry P. Dargan(1)

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number            Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606          8 a.m. to 8 p.m., any
                                                     business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576          9 a.m. to 5 p.m., any
                                                     business day
--------------------------------------------------------------------------------
Shares prices, account       1-800-MFS-TALK
balances                     (1-800-637-8255)
exchanges or stock and       touch-tone required     24 hours a day, 365 days a
bond outlooks                                        year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741



(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                            FGF-ANN-7/03  23.2M

MFS(R) Mutual Funds
ANNUAL REPORT 5/31/03

MFS(R) INTERNATIONAL VALUE FUND

(formerly known as MFS(R) International Investors Trust)

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) INTERNATIONAL VALUE FUND

The fund seeks long-term growth of capital with a secondary objective to seek reasonable current income.

TABLE OF CONTENTS

----------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              17
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     26
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      34
----------------------------------------------------
TRUSTEES AND OFFICERS                             35
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      37
----------------------------------------------------
MFS PRIVACY POLICY                                38
----------------------------------------------------
FEDERAL TAX INFORMATION                           38
----------------------------------------------------
CONTACT INFORMATION                               39
----------------------------------------------------
ASSET ALLOCATION                                  40


-------------------------------------------------------------------------------
NOT FDIC INSURED                 AY LOSE VALUE                NO BANK GUARANTEE
     NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

[Photo of Jeffrey L. Shames]
    Jeffrey L. Shames

Dear Shareholders,

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

     Respectfully,

 /s/ Jeffrey L. Shames

     Jeffrey L. Shames
     Chairman
     MFS Investment Management(R)

     June 20, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

VOLATILE MARKETPLACE

International stock markets have experienced a great deal of volatility for the past 12 months. Although the fund's performance for the period was negative, it was better than its benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East Index, particularly from June through September of 2002. At that time, there was a crisis in investor confidence brought on by corporate scandals and a weak economic environment worldwide.

Since October, we've seen an improvement in investor confidence in securities markets, which was boosted by a number of factors, in our opinion, including
  o modest signs of economic improvement
  o corporate earnings that were in line with analysts' expectations
  o economic stimulus from the U.S. Federal Reserve Board and the European Central Bank
  o the conclusion of the Iraqi conflict

IMPACT OF MARKET ENVIRONMENT ON FUND PERFORMANCE

Compared to some of our other international funds, we consider this fund to be a relatively conservative international investment and manage it accordingly. We look for high-quality companies that we believe are undervalued, have steady earnings, and solid balance sheets. That conservative positioning was a positive contributor to performance when the markets declined, but it detracted somewhat from performance when the markets rebounded.

-----------------------------------------------
TOP 5 STOCK HOLDINGS
AS OF 5/31/03

TOTAL FINA S.A.                            3.9%
French oil and petrochemical company
-----------------------------------------------
BP AMOCO PLC                               3.3%
British oil and petrochemical company
-----------------------------------------------
ROYAL BANK OF SCOTLAND GROUP PLC           2.7%
Banking firm with U.K. and U.S.
operations
-----------------------------------------------
DIAGEO PLC                                 2.6%
U.K.-headquartered beer and premium
spirits conglomerate
-----------------------------------------------
NESTLE S.A.                                2.6%
Swiss food and beverage company
-----------------------------------------------
The portfolio is actively managed, and current
holdings may be different.
-----------------------------------------------

SOLID RETURNS FROM FINANCIAL SERVICES, CONSUMER STAPLES, PLUS UTILITIES AND COMMUNICATIONS

Holdings in financial services helped fund performance when investor concerns about rising credit costs and bad loans subsided during the period. As a result, we've seen improved returns for a number of companies such as Danske Bank in Denmark. Property and casualty insurance companies such as QBE Insurance also fared well. Generally, these insurance companies have significant exposure to world stock markets. When those markets rallied, the value of our insurance company positions rose with them.

Consumer staples stocks did well when the world's capital markets declined. Companies such as Spanish tobacco distributor Altadis and British household cleaning product manufacturer Reckitt Benckiser performed well. In our view, investors were attracted to their solid balance sheets and steady earnings derived from well-established product bases.

During the period, the fund was overweighted in utilities and communications relative to its benchmark and that position contributed positively to the fund's performance, especially when the markets were weak. Our best performer was Iberdrola, a Spanish integrated utility with solid recurring profits in a local market. Our natural gas positions in companies such as Snam, Rete Gas, and Tokyo Gas were among our strongest performers. Natural gas has become increasingly desirable as a source of clean-burning heat and is currently in short supply.

Currency also played an important role in the fund's return. For the year, the euro appreciated substantially in value relative to the U.S. dollar. Therefore, companies with earnings derived from local European markets contributed further to performance because their stock prices rose more than companies that derived significant earnings denominated in U.S. dollars.

WEAKNESS FROM BASIC MATERIALS SECTOR AND SELECTED SECURITIES

Although many economies worldwide are showing signs of growth, the rate at which they're growing is generally considered to be sluggish. This slow growth rate hurt stocks in the basic materials group. For example, Linde, a German industrial gas company, saw its stock price decline because German manufacturing activity was so low that there was little demand for the company's products. The stock of Akzo Nobel, a Dutch chemical and pharmaceutical company, declined amid concerns about the company's operations and pension contribution requirements.

Our positions in a number of individual stocks, including some that were in the best performing industry groups for the past year, detracted from fund performance during the period. Consumer staples company Altria, formerly Philip Morris, lost an important court case. We sold the stock as we saw its fundamentals began to deteriorate. Although the fund owned stock in British telecommunications company Vodafone, the fund owned less than its benchmark and did not fully participate in the stock's outstanding performance. Relative performance to the fund's benchmark was also hurt because we did not own stock in Nokia or Deutsche Telecom, both of which performed well during the market rallies.
 /s/ Steven R. Gorham                     /s/ Barnaby Wiener

     Steven R. Gorham                        Barnaby Wiener
     Portfolio Manager                       Portfolio Manager

Notes to shareholders: Effective January 15, 2003, Barnaby Wiener became a manager of the fund. Prior to May 1, 2003, Frederick J. Simmons was also a co-manager of the fund.

In addition, prior to September 27, 2002, MFS(R) International Value Fund was known as MFS(R) International Investors Trust. The fund changed its name to better reflect its value-oriented investment style.

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 5/31/03
------------------------------------------------------------------------------

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmarks. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. (See Notes to Performance Summary.)

                   MFS International       Lipper
                      Value Fund        International        MSCI
                      -- Class A         Fund Index       EAFE Index

    10/95               $ 9,525           $10,000          $10,000
    5/96                 10,164            11,196           11,132
    5/97                 10,457            12,936           12,006
    5/99                 12,293            14,672           13,999
    5/01                 13,315            15,208           13,654
    5/03                 12,259            12,525           10,903

TOTAL RETURNS

--------------------
  Average annual
without sales charge
--------------------

                    Class
 Share class    inception date       1-yr        3-yr        5-yr       Life*

      A            10/24/95         -4.89%      -5.87%      -0.76%       3.37%
------------------------------------------------------------------------------
      B            10/24/95         -5.41%      -6.36%      -1.26%       2.86%
------------------------------------------------------------------------------
      C             7/1/96          -5.41%      -6.37%      -1.27%       2.88%
------------------------------------------------------------------------------
      I             1/2/97          -4.30%      -5.40%      -0.23%       3.77%

Comparative benchmarks

--------------------
  Average annual
--------------------

Average international fund+        -13.62%     -13.78%      -4.43%       1.67%
------------------------------------------------------------------------------
Lipper International Fund
Index+                             -12.17%     -11.65%      -3.42%       3.01%
------------------------------------------------------------------------------
MSCI EAFE Index#                   -11.94%     -12.79%      -4.01%       1.15%

--------------------
  Average annual
 with sales charge
--------------------

 Share class                         1-yr        3-yr        5-yr       Life*

      A                             -9.41%      -7.39%      -1.72%       2.71%
------------------------------------------------------------------------------
      B                             -9.19%      -7.25%      -1.61%       2.86%
------------------------------------------------------------------------------
      C                             -6.36%      -6.37%      -1.27%       2.88%

Class I shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
     Cumulative
without sales charge
--------------------

      A                             -4.89%     -16.60%      -3.72%      28.70%
------------------------------------------------------------------------------
      B                             -5.41%     -17.90%      -6.12%      23.91%
------------------------------------------------------------------------------
      C                             -5.41%     -17.91%      -6.17%      24.07%
------------------------------------------------------------------------------
      I                             -4.30%     -15.33%      -1.16%      32.46%
* For the period from the commencement of the fund's investment operations, October 24, 1995, through May 31, 2003. Index information is from November 1, 1995.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALASIA, FAR
EAST) INDEX - a commonly used measure of the international stock market.

LIPPER INTERNATIONAL FUND INDEX - measures the performance of international equity funds.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for Class C shares includes the performance of the fund's Class B shares for periods prior to their offering. Performance for Class I shares includes the performance of the fund's Class A shares for the periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the original share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS 5/31/03
----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 94.0%
----------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES             $ VALUE
----------------------------------------------------------------------------------------------------
Foreign Stocks - 93.6%
----------------------------------------------------------------------------------------------------
Australia - 2.6%
----------------------------------------------------------------------------------------------------
Australia & New Zealand Banking Group Ltd.
(Banks & Credit Cos.)*                                                  60,197            $726,939
----------------------------------------------------------------------------------------------------
John Fairfax Holdings Ltd. (Printing & Publishing)                     137,000             261,599
----------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Insurance)*                                  124,425             728,168
----------------------------------------------------------------------------------------------------
TABCORP Holdings Ltd. (Leisure)                                         36,920             247,345
----------------------------------------------------------------------------------------------------
                                                                                        $1,964,051
----------------------------------------------------------------------------------------------------
Austria - 0.4%
----------------------------------------------------------------------------------------------------
Erste Bank AG (Banks & Credit Cos.)                                      3,700            $313,313
----------------------------------------------------------------------------------------------------

Belgium - 0.5%
----------------------------------------------------------------------------------------------------
Fortis (Financial Services)                                             23,820            $388,004
----------------------------------------------------------------------------------------------------

Brazil - 0.2%
----------------------------------------------------------------------------------------------------
Companhia Siderurgica National (Steel)                                   8,800            $167,640
----------------------------------------------------------------------------------------------------

Canada - 2.0%
----------------------------------------------------------------------------------------------------
Alcan Aluminum Ltd. (Metals & Minerals)                                 11,380            $343,867
----------------------------------------------------------------------------------------------------
Canadian National Railway Co. (Railroads)                               10,928             551,427
----------------------------------------------------------------------------------------------------
Encana Corp. (Utilities - Gas)                                           8,340             304,966
----------------------------------------------------------------------------------------------------
Manulife Financial Corp. (Insurance)                                     9,240             252,227
----------------------------------------------------------------------------------------------------
                                                                                        $1,452,487
----------------------------------------------------------------------------------------------------
China - 0.7%
----------------------------------------------------------------------------------------------------
China Oilfield Services, Ltd. (Oil Services)                           948,000            $216,383
----------------------------------------------------------------------------------------------------
Huaneng Power International, Inc. (Energy)                             256,000             265,900
----------------------------------------------------------------------------------------------------
                                                                                          $482,283
----------------------------------------------------------------------------------------------------
Denmark - 2.0%
----------------------------------------------------------------------------------------------------
Danske Bank (Banks & Credit Cos.)                                       70,700          $1,479,079
----------------------------------------------------------------------------------------------------

Finland - 0.2%
----------------------------------------------------------------------------------------------------
Upm-Kymmene Corp. (Forest & Paper Products)                              9,560            $133,123
----------------------------------------------------------------------------------------------------

France - 9.1%
----------------------------------------------------------------------------------------------------
Aventis S.A. (Pharmaceuticals)                                          16,750            $874,271
----------------------------------------------------------------------------------------------------
Carrefour S.A. (Supermarkets)                                            8,950             400,728
----------------------------------------------------------------------------------------------------
France Telecom S.A. (Telecommunications)*                               35,900             887,084
----------------------------------------------------------------------------------------------------
Generale de Sante (Healthcare)                                          35,830             508,626
----------------------------------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Medical & Health Products)                       8,838             564,934
----------------------------------------------------------------------------------------------------
Schneider Electric S.A. (Manufacturing)                                  9,973             455,916
----------------------------------------------------------------------------------------------------
Societe Television Francaise 1 (Media)                                  12,641             373,758
----------------------------------------------------------------------------------------------------
Total Fina S.A., ADR (Oils)                                             36,772           2,704,581
----------------------------------------------------------------------------------------------------
                                                                                        $6,769,898
----------------------------------------------------------------------------------------------------
Germany - 5.3%
----------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)                                30,630          $1,058,023
----------------------------------------------------------------------------------------------------
Celanese AG (Chemicals)                                                 12,500             301,375
----------------------------------------------------------------------------------------------------
Deutsche Post AG (Transportation Services)                              21,110             321,516
----------------------------------------------------------------------------------------------------
Fresenius Medical Care AG (Medical & Health Products)                    4,140             148,019
----------------------------------------------------------------------------------------------------
Linde AG (Gas)                                                          13,280             441,226
----------------------------------------------------------------------------------------------------
Porsche AG (Automotive)                                                  2,291             879,467
----------------------------------------------------------------------------------------------------
Schering AG (Pharmaceuticals)                                           14,640             770,510
----------------------------------------------------------------------------------------------------
                                                                                        $3,920,136
----------------------------------------------------------------------------------------------------
Greece - 0.8%
----------------------------------------------------------------------------------------------------
Cosmote S.A. (Telecommunications)                                       39,000            $420,150
----------------------------------------------------------------------------------------------------
Greek Organization of Football Prognostics (Gambling)                   18,100             191,161
----------------------------------------------------------------------------------------------------
                                                                                          $611,311
----------------------------------------------------------------------------------------------------
Hong Kong - 0.8%
----------------------------------------------------------------------------------------------------
Esprit Asia (Retail)                                                     2,000              $4,244
----------------------------------------------------------------------------------------------------
Hong Kong Electric Holdings Ltd. (Utilities - Electric)                147,500             588,230
----------------------------------------------------------------------------------------------------
                                                                                          $592,474
----------------------------------------------------------------------------------------------------
Ireland - 3.6%
----------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp., PLC (Banks & Credit Cos.)*                      28,900            $253,165
----------------------------------------------------------------------------------------------------
Bank of Ireland (Banks & Credit Cos.)                                  110,180           1,332,110
----------------------------------------------------------------------------------------------------
Depfa Bank PLC (Banks & Credit Cos.)                                     6,200             452,093
----------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC (Financial Institutions)                     52,340             646,349
----------------------------------------------------------------------------------------------------
                                                                                        $2,683,717
----------------------------------------------------------------------------------------------------

Italy - 2.2%
----------------------------------------------------------------------------------------------------
Merloni Elettrodomestici S.p.A (Appliances)                             22,600            $303,276
----------------------------------------------------------------------------------------------------
Snam Rete Gas S.p.A. (Gas)                                             187,010             723,611
----------------------------------------------------------------------------------------------------
Telecom Italia Mobile S.p.A. (Telecommunications)                      119,700             626,467
----------------------------------------------------------------------------------------------------
                                                                                        $1,653,354
----------------------------------------------------------------------------------------------------
Japan - 11.2%
----------------------------------------------------------------------------------------------------
Aeon Credit Service Co., Ltd. (Financial Services)                      14,600            $431,425
----------------------------------------------------------------------------------------------------
Brother Industries Ltd. (Electronics)                                  100,000             657,124
----------------------------------------------------------------------------------------------------
Canon, Inc. (Business Machines)                                         19,000             795,245
----------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                        13,200             148,840
----------------------------------------------------------------------------------------------------
Credit Saison Co., Ltd. (Financial Services)                            27,900             490,457
----------------------------------------------------------------------------------------------------
DDI Corp. (Telecommunications)                                             231             802,486
----------------------------------------------------------------------------------------------------
East Japan Railway Co. (Railroads)                                          33             158,840
----------------------------------------------------------------------------------------------------
Fast Retailing Co. (Retail)                                             12,400             420,392
----------------------------------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automotive)                                      33,300           1,201,431
----------------------------------------------------------------------------------------------------
Nippon Telegraph & Telephone Co. (Utilities - Telephone)                    65             224,175
----------------------------------------------------------------------------------------------------
Nissin Food Products Co., Ltd. (Food Products)                          14,700             310,711
----------------------------------------------------------------------------------------------------
Shiseido Co., Ltd. (Consumer Products)                                  65,000             706,262
----------------------------------------------------------------------------------------------------
Takeda Chemical Industries Co. (Pharmaceuticals)                         6,400             251,264
----------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc. (Broadcasting)                          31,000             327,490
----------------------------------------------------------------------------------------------------
Tokyo Gas Co., Ltd. (Gas)                                              315,000             986,188
----------------------------------------------------------------------------------------------------
Uni-Charm Corp. (Forest & Paper Products)                                9,700             421,421
----------------------------------------------------------------------------------------------------
                                                                                        $8,333,751
----------------------------------------------------------------------------------------------------
Luxembourg - 0.2%
----------------------------------------------------------------------------------------------------
Tenaris S.A., ADR (Metals & Mining)*                                     5,300            $123,490
----------------------------------------------------------------------------------------------------

Mexico - 0.6%
----------------------------------------------------------------------------------------------------
Coca-Cola Femsa S.A., ADR (Beverages)*                                   4,530            $101,563
----------------------------------------------------------------------------------------------------
Grupo Modelo S.A. de C.V. (Brewery)                                     67,000             151,108
----------------------------------------------------------------------------------------------------
Telefonos de Mexico S.A., ADR (Telecommunications)                       6,420             194,526
----------------------------------------------------------------------------------------------------
                                                                                          $447,197
----------------------------------------------------------------------------------------------------

Netherlands - 4.4%
----------------------------------------------------------------------------------------------------
Akzo Nobel N.V. (Chemicals)                                             16,684            $423,248
----------------------------------------------------------------------------------------------------
Euronext N.V. (Financial Services)                                      20,100             497,377
----------------------------------------------------------------------------------------------------
Fugro N.V. (Engineering - Construction)*                                 8,880             416,184
----------------------------------------------------------------------------------------------------
Koninklijke KPN N.V. (Telecommunications)                               65,570             457,303
----------------------------------------------------------------------------------------------------
Koninklijke Philips Electronics N.V. (Electronics)                      29,525             576,771
----------------------------------------------------------------------------------------------------
Unilever N.V. (Consumer Products)                                        4,270             249,591
----------------------------------------------------------------------------------------------------
VNU N.V. (Printing & Publishing)*                                       22,467             652,395
----------------------------------------------------------------------------------------------------
                                                                                        $3,272,869
----------------------------------------------------------------------------------------------------
New Zealand - 0.7%
----------------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand, Ltd.
(Telecommunications)*                                                  160,565            $490,513
----------------------------------------------------------------------------------------------------

Norway - 1.6%
----------------------------------------------------------------------------------------------------
DNB Holding ASA (Banks)                                                105,200            $572,568
----------------------------------------------------------------------------------------------------
Storebrand ASA (Insurance)                                             142,120             626,885
----------------------------------------------------------------------------------------------------
                                                                                        $1,199,453
----------------------------------------------------------------------------------------------------
Singapore - 1.1%
----------------------------------------------------------------------------------------------------
Singapore Post (Postal Services)*                                      380,000            $140,254
----------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd. (Telecommunications)                 473,000             403,714
----------------------------------------------------------------------------------------------------
United Overseas Bank Ltd. (Banks & Credit Cos.)                         38,000             243,252
----------------------------------------------------------------------------------------------------
                                                                                          $787,220
----------------------------------------------------------------------------------------------------
South Korea - 1.5%
----------------------------------------------------------------------------------------------------
Hyundai Motor Co., Ltd. (Automotive)                                    12,170            $290,146
----------------------------------------------------------------------------------------------------
KT&G Corp., GDR (Tobacco)*                                              98,790             817,102
----------------------------------------------------------------------------------------------------
                                                                                        $1,107,248
----------------------------------------------------------------------------------------------------
Spain - 5.8%
----------------------------------------------------------------------------------------------------
Acciona S.A. (Construction)                                              4,300            $214,932
----------------------------------------------------------------------------------------------------
Altadis S.A. (Tobacco)                                                  49,460           1,404,222
----------------------------------------------------------------------------------------------------
Cortefiel S.A. (Retial)                                                 49,100             311,831
----------------------------------------------------------------------------------------------------
Enagas S.A. (Gas)                                                        6,700              53,977
----------------------------------------------------------------------------------------------------
Iberdrola S.A. (Utilities - Electric)                                   55,270             965,945
----------------------------------------------------------------------------------------------------
Telefonica S.A. (Telecommunications)                                   122,856           1,379,888
----------------------------------------------------------------------------------------------------
                                                                                        $4,330,795
----------------------------------------------------------------------------------------------------

Sweden - 1.0%
----------------------------------------------------------------------------------------------------
Swedish Match AB (Tobacco)                                              96,200            $775,006
----------------------------------------------------------------------------------------------------

Switzerland - 11.1%
----------------------------------------------------------------------------------------------------
Converium Holding AG (Insurance)*                                       14,370            $664,419
----------------------------------------------------------------------------------------------------
Credit Suisse Group (Banks)                                             11,280             304,959
----------------------------------------------------------------------------------------------------
Givaudan S.A. (Chemicals)                                                1,300             514,209
----------------------------------------------------------------------------------------------------
Nestle S.A. (Food & Beverage Products)                                   8,506           1,783,516
----------------------------------------------------------------------------------------------------
Novartis AG (Medical & Health Products)                                 42,980           1,685,199
----------------------------------------------------------------------------------------------------
Syngenta AG (Chemicals)                                                 32,579           1,663,981
----------------------------------------------------------------------------------------------------
Synthes-Stratec, Inc. (Medical & Health Products)                          530             362,289
----------------------------------------------------------------------------------------------------
UBS AG (Financial Services)                                             23,315           1,257,076
----------------------------------------------------------------------------------------------------
                                                                                        $8,235,648
----------------------------------------------------------------------------------------------------
United Kingdom - 24.0%
----------------------------------------------------------------------------------------------------
Amlin PLC (Insurance)                                                   47,560             $98,985
----------------------------------------------------------------------------------------------------
AstraZeneca Group PLC (Medical & Health Products)                       24,300             984,818
----------------------------------------------------------------------------------------------------
Aviva PLC (Insurance)*                                                  70,000             510,486
----------------------------------------------------------------------------------------------------
BG Group PLC (Oils)                                                     45,000             199,667
----------------------------------------------------------------------------------------------------
BP Amoco PLC, ADR (Oils)                                                55,232           2,313,669
----------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC (Food & Beverage Products)*                       74,920             435,865
----------------------------------------------------------------------------------------------------
Close Brothers Group PLC (Banks & Credit Cos.)                          40,400             395,391
----------------------------------------------------------------------------------------------------
Diageo PLC (Food & Beverage Products)*                                 168,974           1,813,789
----------------------------------------------------------------------------------------------------
Easy Jet PLC (Airlines)                                                125,400             386,350
----------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC (Pharmaceuticals)*                                   5,513             108,868
----------------------------------------------------------------------------------------------------
Hiscox PLC (Insurance)                                                  36,710              97,718
----------------------------------------------------------------------------------------------------
HSBC Holdings PLC (Banks & Credit Cos.)*                                33,780             399,136
----------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)*                                   35,030             631,478
----------------------------------------------------------------------------------------------------
Intertek Testing Servicing PLC (Business Services)                      23,120             166,712
----------------------------------------------------------------------------------------------------
Johnston Press PLC (Printing & Publishing)                              82,600             542,136
----------------------------------------------------------------------------------------------------
Kingfisher PLC (Retail)*                                               114,245             478,827
----------------------------------------------------------------------------------------------------
Lloyds TSB Group PLC (Banks & Credit Cos.)*                             36,200             265,477
----------------------------------------------------------------------------------------------------
National Grid Group PLC (Telecommunications)                            23,270             150,442
----------------------------------------------------------------------------------------------------
Next PLC (Retail)                                                       28,000             442,803
----------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Consumer Goods & Services)*                      65,769           1,281,530
----------------------------------------------------------------------------------------------------

Reed Elsevier PLC (Publishing)                                         214,610          $1,762,030
----------------------------------------------------------------------------------------------------
Rio Tinto Group (Metals & Mining)*                                      11,150             218,540
----------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks & Credit Cos.)*                 72,978           1,895,601
----------------------------------------------------------------------------------------------------
Seton Healthcare Group PLC (Medical Supplies)                           47,340             173,696
----------------------------------------------------------------------------------------------------
Unilever PLC (Consumer Products)                                        72,090             642,687
----------------------------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications)*                               401,401             871,606
----------------------------------------------------------------------------------------------------
Wellington Underwriting PLC (Insurance)                                 61,590              99,288
----------------------------------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance)                                   8,830             279,205
----------------------------------------------------------------------------------------------------
WPP Group PLC (Advertising)                                             23,830             191,358
----------------------------------------------------------------------------------------------------
                                                                                       $17,838,158
----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                   $69,552,218
----------------------------------------------------------------------------------------------------

U.S. Stocks - 0.4%
----------------------------------------------------------------------------------------------------
Auto Parts - 0.4%
----------------------------------------------------------------------------------------------------
Autoliv Inc.                                                            11,400            $289,482
----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $61,832,826)                                            $69,841,700
----------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 10.5%
----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Amortized Cost                                                    7,779,614          $7,779,614
----------------------------------------------------------------------------------------------------

Short-Term Obligations - 5.4%
----------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                $ VALUE
----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., due 6/02/03                            $3,419          $3,418,881
----------------------------------------------------------------------------------------------------
Prudential Funding Corp., due 6/02/03                                      559             558,979
----------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                         $3,977,860
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $73,590,300)                                       $81,599,174
----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (9.9)%                                                 (7,322,494)
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $74,276,680
----------------------------------------------------------------------------------------------------
* Non-income producing security.

See notes to financial statements.

----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 5/31/03
ASSETS
Investments, at value including $7,398,685 of securities
on loan (identified cost, $73,590,300)                          $81,599,174
----------------------------------------------------------------------------------------------------
Cash                                                                 44,414
----------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $15,143)                15,339
----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                     432,599
----------------------------------------------------------------------------------------------------
Receivable for investments sold                                     944,171
----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                   379,216
----------------------------------------------------------------------------------------------------
Total assets                                                                            $83,414,913
----------------------------------------------------------------------------------------------------

LIABILITIES
Payable for fund shares reacquired                                 $143,140
----------------------------------------------------------------------------------------------------
Payable for investments purchased                                 1,116,137
----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                        7,779,614
----------------------------------------------------------------------------------------------------
Payable to affiliates
----------------------------------------------------------------------------------------------------
  Management fee                                                      3,656
----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                       449
----------------------------------------------------------------------------------------------------
  Distribution and service fee                                        2,994
----------------------------------------------------------------------------------------------------
  Administrative fee                                                     71
----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               92,172
----------------------------------------------------------------------------------------------------
Total liabilities                                                                        $9,138,233
----------------------------------------------------------------------------------------------------
Net assets                                                                              $74,276,680
----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
Paid-in capital                                                 $80,136,050
----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                   8,017,008
----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                           (14,035,224)
----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                     158,846
----------------------------------------------------------------------------------------------------
Total                                                                                   $74,276,680
----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 4,662,005
----------------------------------------------------------------------------------------------------
See notes to financial statements.

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                    $39,161,021
----------------------------------------------------------------------------------------------------
  Shares outstanding                                              2,426,733
----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $16.14
----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$16.14)                                                $16.94
----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $26,608,319
----------------------------------------------------------------------------------------------------
  Shares outstanding                                              1,689,202
----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $15.75
----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $8,247,517
----------------------------------------------------------------------------------------------------
  Shares outstanding                                                530,279
----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $15.55
----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                       $259,823
----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 15,791
----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
    per share                                                                                $16.45
----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 5/31/03

NET INVESTMENT INCOME (LOSS)

Income
--------------------------------------------------------------------------------------------------
  Dividends                                                        $1,893,666
--------------------------------------------------------------------------------------------------
  Interest                                                             76,800
--------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                             (198,356)
--------------------------------------------------------------------------------------------------
Total investment income                                                                 $1,772,110
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                     $667,719
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                               15,916
--------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                      69,616
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                              182,556
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              248,784
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               67,070
--------------------------------------------------------------------------------------------------
  Administrative fee                                                    6,554
--------------------------------------------------------------------------------------------------
  Custodian fee                                                       136,992
--------------------------------------------------------------------------------------------------
  Printing                                                             38,717
--------------------------------------------------------------------------------------------------
  Postage                                                              19,218
--------------------------------------------------------------------------------------------------
  Auditing fees                                                        33,695
--------------------------------------------------------------------------------------------------
  Legal fees                                                              355
--------------------------------------------------------------------------------------------------
  Registration fees                                                    38,814
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                        98,953
--------------------------------------------------------------------------------------------------
Total expenses                                                     $1,624,959
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (1,782)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                         (51,492)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            $1,571,685
--------------------------------------------------------------------------------------------------
Net investment income                                                                     $200,425
--------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  Realized loss (identified cost basis) -
--------------------------------------------------------------------------------------------------
  Investment transactions                                         $(5,086,654)
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                       (32,580)
--------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                                           $(5,119,234)
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                        $919,221
--------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies           5,134
--------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                               $924,355
--------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and foreign
currency                                                                               $(4,194,879)
--------------------------------------------------------------------------------------------------
Decrease in net assets from operations                                                 $(3,994,454)
--------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 5/31                                                 2003                   2002

OPERATIONS

Net investment gain                                                 $200,425             $(228,981)
---------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign
currency transactions                                             (5,119,234)           (5,941,255)
---------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign
currency translation                                                 924,355             3,938,316
-------------------------------------------------------------    -----------           -----------
Decrease in net assets from operations                           $(3,994,454)          $(2,231,920)
-------------------------------------------------------------    -----------           -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net realized gain on investments and foreign
currency transactions
---------------------------------------------------------------------------------------------------
  Class A                                                                $--             $(218,599)
---------------------------------------------------------------------------------------------------
  Class B                                                                 --              (147,704)
---------------------------------------------------------------------------------------------------
  Class C                                                                 --               (37,825)
---------------------------------------------------------------------------------------------------
  Class I                                                                 --                (1,654)
---------------------------------------------------------------------------------------------------
From paid-in capital
---------------------------------------------------------------------------------------------------
  Class A                                                                 --                  (143)
---------------------------------------------------------------------------------------------------
  Class B                                                                 --                   (96)
---------------------------------------------------------------------------------------------------
  Class C                                                                 --                   (25)
---------------------------------------------------------------------------------------------------
  Class I                                                                 --                    (1)
-------------------------------------------------------------    -----------           -----------
Total distributions declared to shareholders                             $--             $(406,047)
-------------------------------------------------------------    -----------           -----------
Net increase in net assets from fund share transactions           $5,367,560            $4,547,261
-------------------------------------------------------------    -----------           -----------
Total increase in net assets                                      $1,373,106            $1,909,294
-------------------------------------------------------------    -----------           -----------

NET ASSETS

At beginning of period                                           $72,903,574           $70,994,280
---------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment
income and accumulated distributions in excess of net
investment income of $158,846 and $8,999, respectively)          $74,276,680           $72,903,574
---------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions). This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 5/31

CLASS A                                                     2003             2002           2001           2000           1999

Net asset value, beginning of period                      $16.97           $17.64         $20.60         $18.03         $19.01
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                          $0.08           $(0.02)        $(0.03)         $0.32            $--
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         (0.91)           (0.55)         (1.84)          3.17          (0.64)
------------------------------------------------------    ------           ------         ------          -----         ------
Total from investment operations                          $(0.83)          $(0.57)        $(1.87)         $3.49         $(0.64)
------------------------------------------------------    ------           ------         ------          -----         ------

LESS DISTRIBUTIONS

  From net investment income                                 $--              $--         $(0.15)           $--            $--
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                       --            (0.10)         (0.35)         (0.92)         (0.34)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                          --               --          (0.12)            --             --
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments and
  foreign currency transactions                               --               --          (0.47)            --             --
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                        --            (0.00)+           --             --             --
------------------------------------------------------    ------           ------         ------          -----         ------
Total distributions                                          $--           $(0.10)        $(1.09)        $(0.92)        $(0.34)
------------------------------------------------------    ------           ------         ------          -----         ------
Net asset value, end of period                            $16.14           $16.97         $17.64         $20.60         $18.03
------------------------------------------------------    ------           ------         ------          -----         ------
Total return (%)(+)                                        (4.89)           (3.20)         (9.41)         19.57          (3.45)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S)

Expenses##                                                  2.08             2.06           2.08           2.04           2.11
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                0.51            (0.11)         (0.17)          1.63           0.02
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            92               94            104             82             89
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                $39,161          $38,122        $35,742        $33,767        $22,287
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment income (loss)                               $0.06           $(0.03)        $(0.04)           $--            $--
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses##                                                  2.16             2.14           2.13             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                0.43            (0.19)         (0.22)            --             --
-------------------------------------------------------------------------------------------------------------------------------

  + Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from directed brokerage and fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 5/31
CLASS B                                                    2003             2002            2001           2000           1999
Net asset value, beginning of period                     $16.65           $17.39          $20.34         $17.89         $18.96
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
  Net investment income (loss)(S)                         $0.00+          $(0.10)         $(0.13)         $0.20         $(0.10)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                        (0.90)           (0.54)          (1.82)          3.17          (0.63)
------------------------------------------------------    ------           ------         ------          -----         ------
Total from investment operations                         $(0.90)          $(0.64)         $(1.95)         $3.37         $(0.73)
------------------------------------------------------    ------           ------         ------          -----         ------

LESS DISTRIBUTIONS
  From net investment income                                $--              $--          $(0.10)           $--            $--
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                              --            (0.10)          (0.35)         (0.92)         (0.34)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                         --               --           (0.08)            --             --
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
  and foreign currency transactions                          --               --           (0.47)            --             --
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                       --            (0.00)+            --             --             --
------------------------------------------------------    ------           ------         ------          -----         ------
Total distributions                                         $--           $(0.10)         $(1.00)        $(0.92)        $(0.34)
------------------------------------------------------    ------           ------         ------          -----         ------
Net asset value, end of period                           $15.75           $16.65          $17.39         $20.34         $17.89
------------------------------------------------------    ------           ------         ------          -----         ------
Total return (%)                                          (5.41)           (3.65)          (9.92)         18.97          (3.89)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(S)

Expenses##                                                 2.58             2.56            2.58           2.53           2.61
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                               0.02            (0.60)          (0.67)          1.03          (0.55)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                           92               94             104             82             89
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)               $26,608          $27,751         $28,389        $27,390        $23,482
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                      $(0.01)          $(0.11)         $(0.14)           $--            $--
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                 2.66             2.64            2.63             --             --
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                       (0.06)           (0.68)          (0.72)            --             --
-------------------------------------------------------------------------------------------------------------------------------

 + Per share amount was less than $0.01.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from directed brokerage and fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 5/31

CLASS C                                                        2003            2002           2001          2000          1999
Net asset value, beginning of period                         $16.44          $17.17         $20.15        $17.74        $18.80
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
  Net investment income (loss)(S)                             $0.02          $(0.10)        $(0.11)        $0.24        $(0.09)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                            (0.91)          (0.53)         (1.82)         3.09         (0.63)
------------------------------------------------------       ------          ------         ------         -----        ------
Total from investment operations                             $(0.89)         $(0.63)        $(1.93)        $3.33        $(0.72)
------------------------------------------------------       ------          ------         ------         -----        ------

LESS DISTRIBUTIONS
  From net investment income                                    $--             $--         $(0.12)          $--           $--
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                          --           (0.10)         (0.35)        (0.92)        (0.34)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                             --              --          (0.11)           --            --
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments and
  foreign currency transactions                                  --              --          (0.47)           --            --
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                           --           (0.00)+           --            --            --
------------------------------------------------------       ------          ------         ------         -----        ------
Total distributions                                             $--          $(0.10)        $(1.05)       $(0.92)       $(0.34)
------------------------------------------------------       ------          ------         ------         -----        ------
Net asset value, end of period                               $15.55          $16.44         $17.17        $20.15        $17.74
------------------------------------------------------       ------          ------         ------         -----        ------
Total return (%)                                              (5.41)          (3.64)         (9.94)        18.90         (3.87)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S)

Expenses##                                                     2.58            2.56           2.60          2.54          2.59
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                   0.13           (0.61)         (0.60)         1.24         (0.49)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                               92              94            104            82            89
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                    $8,248          $6,573         $6,784        $5,035        $2,545
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment income (loss)                                  $0.01          $(0.11)        $(0.12)          $--           $--
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                     2.66            2.64           2.65            --            --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                   0.05           (0.69)         (0.65)           --            --
-------------------------------------------------------------------------------------------------------------------------------
 + Per share amount was less than $0.01.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from directed brokerage and fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 5/31

CLASS I                                                        2003            2002           2001          2000          1999

Net asset value, beginning of period                         $17.20          $17.79         $20.77        $18.08        $18.95
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                    $0.10           $0.12          $0.06         $0.44         $0.07
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                            (0.85)          (0.61)         (1.86)         3.17         (0.60)
------------------------------------------------------       ------          ------         ------         -----        ------
Total from investment operations                             $(0.75)         $(0.49)        $(1.80)        $3.61        $(0.53)
------------------------------------------------------       ------          ------         ------         -----        ------

LESS DISTRIBUTIONS

  From net investment income                                    $--             $--         $(0.20)          $--           $--
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                          --           (0.10)         (0.35)        (0.92)        (0.34)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                             --              --          (0.16)           --            --
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments and
  foreign currency transactions                                  --              --          (0.47)           --            --
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                           --           (0.00)+           --            --            --
------------------------------------------------------       ------          ------         ------         -----        ------
Total distributions                                             $--          $(0.10)        $(1.18)       $(0.92)       $(0.34)
------------------------------------------------------       ------          ------         ------         -----        ------
Net asset value, end of period                               $16.45          $17.20         $17.79        $20.77        $18.08
------------------------------------------------------       ------          ------         ------         -----        ------
Total return (%)                                              (4.30)          (2.72)         (9.94)        20.19         (2.88)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S)

Expenses##                                                     1.58            1.56           1.56          1.54          1.59
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                          0.74            0.77           0.30          2.21          0.40
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                               92              94            104            82            89
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                      $260            $458            $79           $89           $59
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                         $0.09           $0.11          $0.05           $--           $--
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                     1.66            1.64           1.61            --            --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                          0.66            0.69           0.25            --            --
-------------------------------------------------------------------------------------------------------------------------------

 + Per share amount was less than $0.01.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from directed brokerage and fees paid indirectly.

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS International Value Fund, formerly known as MFS International Investors Trust (the fund), is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $899 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, custodian fees were reduced by $883 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, and capital losses.

The tax character of distributions declared for the years ended May 31, 2003 and May 31, 2002 was as follows:

                                                    5/31/03            5/31/02
    Distributions declared from:

  Long-term capital gain                                $--           $405,782
------------------------------------------------------------------------------
  Tax return of capital                                  --                265
------------------------------------------------------------------------------
Total distributions declared                            $--           $406,047
------------------------------------------------------------------------------

During the year ended May 31, 2003, accumulated undistributed net investment income decreased by $32,580 and accumulated net realized loss on investments and foreign currency transactions decreased by $32,580 due to differences between book and tax accounting for currency transactions and capital losses. This change had no effect on the net assets or net asset value per share.

As of May 31, 2003 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                                         $205,887
-------------------------------------------------------------------------------
Undistributed long-term capital gain                                        --
-------------------------------------------------------------------------------
Capital loss carryforward                                           (9,943,632)
-------------------------------------------------------------------------------
Unrealized appreciation                                              6,848,005
-------------------------------------------------------------------------------
Other temporary differences                                         (2,969,630)
-------------------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on May 31, 2010, ($4,846,192) and May 31, 2011 ($5,097,440).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

    First $500 million of average net assets                0.975%
    --------------------------------------------------------------
    Average net assets in excess of $500 million            0.925%
    --------------------------------------------------------------

The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. This voluntary reduction in the management fee effective
October 1, 2001 may be rescinded by MFS only with the approval of the fund's Board of Trustees. Management fees incurred for the year ended
May 31, 2003 were 0.90% of average daily net assets on an annualized basis.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees. Included in Trustees' compensation is a pension expense of $13,708 for inactive trustees for the year ended May 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

    First $2 billion                                        0.0175%
    ---------------------------------------------------------------
    Next $2.5 billion                                       0.0130%
    ---------------------------------------------------------------
    Next $2.5 billion                                       0.0005%
    ---------------------------------------------------------------
    In excess of $7 billion                                 0.0000%
    ---------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $17,496 for the year ended May 31, 2003, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                CLASS A         CLASS B         CLASS C

Distribution Fee                  0.25%           0.75%           0.75%
-------------------------------------------------------------------------
Service Fee                       0.25%           0.25%           0.25%
-------------------------------------------------------------------------
Total Distribution Plan           0.50%           1.00%           1.00%
-------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended May 31, 2003, amounted to:

                                CLASS A         CLASS B         CLASS C

Service Fee Retained by MFD      $1,804            $181              $3
-------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended May 31, 2003, were as follows:

                                CLASS A         CLASS B         CLASS C

Total Distribution Plan           0.50%           1.00%           1.00%
-------------------------------------------------------------------------

Certain Class A, and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended May 31, 2003, were as follows:

                                               Class A    Class B     Class C
-------------------------------------------------------------------------------
Contingent Deferred Sales Charges Imposed      $1,724     $50,254     $2,212

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $64,356,650 and $60,391,982, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

    Aggregate cost                                    $74,759,303
    -------------------------------------------------------------
    Gross unrealized appreciation                     $ 8,939,018
    -------------------------------------------------------------
    Gross unrealized depreciation                      (2,099,147)
    -------------------------------------------------------------
    Net unrealized appreciation                       $ 6,839,871
    -------------------------------------------------------------

(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:


                                                   Year ended 5/31/03              Year ended 5/31/02
                                                SHARES          AMOUNT          SHARES          AMOUNT
CLASS A SHARES

Shares sold                                     2,945,535      $44,289,907      2,502,932      $40,784,760
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                          --               --         12,434          192,098
-------------------------------------------------------------------------------------------------------------
Shares reacquired                              (2,765,322)     (41,166,311)    (2,295,483)     (37,463,652)
-------------------------------------------------------------------------------------------------------------
Net increase                                      180,213       $3,123,596        219,883       $3,513,206
-------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                       655,621       $9,731,558        517,487       $8,359,065
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                          --               --          8,701          132,426
-------------------------------------------------------------------------------------------------------------
Shares reacquired                                (633,535)      (9,209,251)      (491,446)      (7,885,054)
-------------------------------------------------------------------------------------------------------------
Net increase                                       22,086         $522,307         34,742         $606,437
-------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                       369,524       $5,351,926        339,593       $5,389,377
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                          --               --          2,353           35,366
-------------------------------------------------------------------------------------------------------------
Shares reacquired                                (239,108)      (3,460,809)      (337,124)      (5,359,557)
-------------------------------------------------------------------------------------------------------------
Net increase                                      130,416       $1,891,117          4,822          $65,186
-------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                        39,673         $627,834         22,999         $375,542
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                          --               --            105            1,655
-------------------------------------------------------------------------------------------------------------
Shares reacquired                                 (50,543)        (797,294)          (899)         (14,765)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)                           (10,870)       $(169,460)        22,205         $362,432
-------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the year ended May 31, 2003, was $462. The fund had no borrowings during the year.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees of MFS Series Trust X and Shareholders of MFS International Value Fund:

We have audited the accompanying statement of assets and liabilities of MFS International Value Fund, formerly known as MFS International Investors Trust (the Fund), including the portfolio of investments, as of May 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS International Value Fund at May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                ERNST & YOUNG LLP
Boston, Massachusetts
July 11, 2003

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust X, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES
JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS
JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                  York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer, General Manager, Mutual Funds (prior to
STEPHEN E. CAVAN (born 11/06/53)                         September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary            Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/01/53)                     President
Assistant Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers             Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street, Boston, MA                          New York, NY 10081
02116-3741
                                                         AUDITORS
PORTFOLIO MANAGERS                                       Ernst & Young LLP
Steven R. Gorham(1)
Barnaby Wiener(1)

(1) MFS Investment Management

------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call
1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

--------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.

For the year ended May 31, 2003, income from foreign sources was $2,160,014, and the fund designated a foreign tax credit of $167,921. Income from foreign sources may be limited due to the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV and related tax information enclosures.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTACT INFORMATION
--------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number        Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606      8 a.m. to 8 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576      9 a.m. to 5 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Shares prices, account       1-800-MFS-TALK
balances                     (1-800-637-8255)
exchanges or stock and       touch-tone required 24 hours a day, 365 days a
bond outlooks                                    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741



(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                              FGI-ANN-7/03  22M

ITEM 2.  CODE OF ETHICS.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information requir ed to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ JOHN W. BALLEN
                           -----------------------------------------------------
                           John W. Ballen, President

Date:  July 24, 2003
       -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ JOHN W. BALLEN
                          ------------------------------------------------------
                          John W. Ballen, President
                          (Principal Executive Officer)

Date:  July 24, 2003
       -------------

By (Signature and Title)* /s/ RICHARD M. HISEY
                          ------------------------------------------------------
                          Richard M. Hisey, Treasurer
                          (Principal Financial Officer and Accounting Officer)

Date:  July 24, 2003
       -------------

* Print name and title of each signing officer under his or her signature.